     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 1997


                                              1933 ACT REGISTRATION NO. 33-11802
                                              1940 ACT REGISTRATION NO. 811-5002
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A


REGISTRATION STATEMENT UNDER
   THE SECURITIES ACT OF 1933                                       [ ]
Pre-Effective Amendment No.  __                                     [ ]
Post-Effective Amendment No.  19                                    [X]
                                        and/or
REGISTRATION STATEMENT UNDER
  THE INVESTMENT COMPANY ACT OF 1940                                [ ]
Amendment No. 20                                                    [X]
                   (Check appropriate box or boxes)


                               ------------------

                             KEMPER INVESTORS FUND
               (Exact name of Registrant as Specified in Charter)

                  222 South Riverside Plaza, Chicago, Illinois
                    (Address of Principal Executive Office)

                                     60606
                                   (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                Philip J. Collora, Vice President and Secretary
                             KEMPER INVESTORS FUND
                           222 South Riverside Plaza
                            Chicago, Illinois 60606
                    (Name and Address of Agent for Service)

                                With a copy to:
                               Charles F. Custer
                                David A. Sturms
                       Vedder, Price, Kaufman & Kammholz
                            222 North LaSalle Street
                            Chicago, Illinois 60601

     The Registrant has registered an indefinite number of shares of the Fund under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on or about February 27, 1997.

     It is proposed that this filing will become effective (check appropriate box)

        [ ] immediately upon filing pursuant to paragraph (b)

        [ ] on (date) pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(1)

        [ ] on (date) pursuant to paragraph (a)(1).

        [ ] 75 days after filing pursuant to paragraph (a)(2)

        [X] on May 1, 1997 pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

        [ ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================

                             KEMPER INVESTORS FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

                    ITEM NUMBER                                            LOCATION
                   OF FORM N-1A                                         IN PROSPECTUS
                   ------------                                         -------------
     1.   Cover Page...............................    Cover Page

     2.   Synopsis.................................    Summary

     3.   Condensed Financial Information..........    Financial Highlights

     4.   General Description of Registrant........    Summary; Capital Structure and General
                                                       Information; Investment Objectives, Policies and
                                                       Risk Factors; Investment Techniques

     5.   Management of the Fund...................    Summary; Investment Managers; Distributor

     5A. Management's Discussion of Fund
         Performance...............................    Capital Structure and General Information

     6.   Capital Stock and Other Securities.......    Summary; Capital Structure and General
                                                       Information; Dividends and Taxes
     7.   Purchase of Securities Being Offered.....    Summary; Purchase and Redemption; Net Asset
                                                       Value; Distributor
     8.   Redemption or Repurchase.................    Purchase and Redemption

     9.   Pending Legal Proceedings................    Inapplicable

                               TABLE OF CONTENTS

Summary..................................    2
Financial Highlights.....................    5
Investment Objectives, Policies and Risk
  Factors................................   13
Investment Techniques....................   34
Net Asset Value..........................   39
Purchase and Redemption..................   40
Dividends and Taxes......................   41
Capital Structure and General
  Information............................   41
Investment Managers......................   42
Distributor..............................   46
Appendix.................................   47

This prospectus contains information about the Fund that you should know before investing and should be retained for future reference. A Statement of Additional Information dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Fund at the address or telephone number shown above.

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                   INVESTORS
                                      FUND
                                     SERIES
                             PROSPECTUS MAY 1, 1997

                             INVESTORS FUND SERIES
                           222 SOUTH RIVERSIDE PLAZA
                            CHICAGO, ILLINOIS 60606
                                 1-800-621-1048

Investors Fund Series (the "Fund") offers a choice of sixteen investment portfolios to investors applying for certain variable life insurance and variable annuity contracts offered by Participating Insurance Companies.


    The sixteen investment portfolios, sometimes referred to as the "Kemper Series," are:


     MONEY MARKET PORTFOLIO
     TOTAL RETURN PORTFOLIO
     HIGH YIELD PORTFOLIO
     GROWTH PORTFOLIO
     GOVERNMENT SECURITIES PORTFOLIO
     INTERNATIONAL PORTFOLIO
     SMALL CAP GROWTH PORTFOLIO
     INVESTMENT GRADE BOND PORTFOLIO
     VALUE PORTFOLIO
     SMALL CAP VALUE PORTFOLIO
     VALUE+GROWTH PORTFOLIO
     HORIZON 20+ PORTFOLIO
     HORIZON 10+ PORTFOLIO
     HORIZON 5 PORTFOLIO
     BLUE CHIP PORTFOLIO
     GLOBAL INCOME PORTFOLIO

Shares of the Portfolios are available exclusively as pooled funding vehicles for the variable life insurance and variable annuity contracts of Participating Insurance Companies.

                                    SUMMARY

FUND INVESTMENT CONCEPT. Investors Fund Series (the "Fund") is registered as an open-end management investment company established on January 22, 1987 as a Massachusetts business trust. The Fund is a series fund consisting of sixteen portfolios ("Portfolios"): Money Market, Total Return, High Yield, Growth (formerly Equity), Government Securities, International, Small Cap Growth (formerly Small Capitalization Equity), Investment Grade Bond, Value, Small Cap Value, Value+Growth, Horizon 20+, Horizon 10+, Horizon 5, Blue Chip and Global Income. Additional Portfolios may be created from time to time. The Fund is the funding vehicle for variable life insurance contracts ("VLI contracts") and variable annuity contracts ("VA contracts") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Fund currently does not foresee any disadvantages to the holders of VLI contracts and VA contracts arising from the fact that the interests of the holders of such contracts may differ. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken. The VLI contracts and VA contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

Individual VLI contract holders and VA contract holders are not the "shareholders" of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors (the "Shareholders"), although such companies may pass through voting rights to their VLI and VA contract holders.

The sixteen Portfolios of the Fund are as follows:

MONEY MARKET PORTFOLIO seeks maximum current income to the extent consistent with stability of principal from a portfolio of high quality money market instruments.

TOTAL RETURN PORTFOLIO seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks.

HIGH YIELD PORTFOLIO seeks to provide a high level of current income by investing in fixed-income securities.

GROWTH PORTFOLIO seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

GOVERNMENT SECURITIES PORTFOLIO seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities.

INTERNATIONAL PORTFOLIO seeks total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities.

SMALL CAP GROWTH PORTFOLIO seeks maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.

INVESTMENT GRADE BOND PORTFOLIO seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities.

VALUE PORTFOLIO seeks to achieve a high rate of total return from a portfolio primarily of value stocks of larger companies.

SMALL CAP VALUE PORTFOLIO seeks long-term capital appreciation from a portfolio primarily of value stocks of smaller companies.

VALUE+GROWTH PORTFOLIO seeks growth of capital through professional management of a portfolio of growth and value stocks.

HORIZON 20+ PORTFOLIO, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective.

HORIZON 10+ PORTFOLIO, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk.

HORIZON 5 PORTFOLIO, designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective.

BLUE CHIP PORTFOLIO seeks growth of capital and of income.

GLOBAL INCOME PORTFOLIO seeks to provide high current income consistent with prudent total return asset management.

Each Portfolio except the Money Market Portfolio may engage in options and financial futures transactions. The Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth and Blue Chip Portfolios each may invest a portion of its assets in foreign securities and engage in related foreign currency transactions. The Horizon Portfolios each will invest a portion of its assets in foreign securities and engage in related foreign currency transactions. The International Portfolio and Global Income Portfolio each will invest a substantial portion of its assets in foreign securities and engage in related foreign currency transactions. Foreign securities may include investments in developing countries. The High Yield Portfolio will, and the Total Return, Government Securities, Investment Grade Bond and Horizon Portfolios may, invest in high yield (high risk) bonds. Each Portfolio except the Global Income Portfolio is diversified. As a "non-diversified" Portfolio, the Global Income Portfolio will be able to invest a relatively high percentage of its assets in a limited number of issuers, therefore making the Portfolio more susceptible to a single, economic, political or regulatory occurrence than a diversified portfolio. See "Investment Objectives, Policies and Risk Factors."

RISK FACTORS. There is no assurance that the investment objective of any Portfolio will be achieved and investment in each Portfolio includes risks that vary in kind and degree depending upon the investment policies of the Portfolio. The returns and net asset value of a Portfolio will fluctuate (except that the Money Market Portfolio seeks to maintain a net asset value of $1.00 per share). Investors should note that investments in high yield securities by certain portfolios (the High Yield, Total Return, Government Securities, Investment Grade Bond and Horizon Portfolios) entail relatively greater risk of loss of income and principal than investments in higher rated securities; and market prices of high yield securities may fluctuate more than market prices of higher rated securities. The government guarantee of the U.S. Government securities in which the Government Securities Portfolio may invest does not guarantee the market value of the shares of the Portfolio. Normally the value of investments in U.S. Government securities varies inversely with changes in interest rates. Foreign investments by certain Portfolios (principally the International and Global Income Portfolios) involve risk and opportunity considerations not typically associated with investing in U.S. companies. The return of such a Portfolio can be adversely affected by changes in currency exchange rates. Investment by the Small Cap Growth Portfolio and the Small Cap Value Portfolio primarily in smaller companies involves greater risk than investment in larger, more established companies. There are special risks associated with options, financial futures, foreign currency and other derivative transactions and there is no assurance that use of those investment techniques will be successful. Some of the Portfolios may experience high portfolio turnover, which would involve correspondingly greater brokerage commissions or other transaction costs. See "Investment Objectives, Policies and Risk Factors."

PURCHASES AND REDEMPTIONS. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that date pursuant to VLI and VA contracts. See "Purchase and Redemption."

INVESTMENT MANAGERS. Zurich Kemper Investments, Inc. ("ZKI" or "investment manager") serves as investment manager for each of the Portfolios other than the Value Portfolio and the Small Cap Value Portfolio and is paid a management fee at an annual rate, based upon the average daily net assets of such Portfolios, as follows: Money Market (.50%), Total Return (.55%), High Yield (.60%), Growth (.60%), Government Securities (.55%), International (.75%), Small Cap Growth (.65%), Investment Grade Bond (.60%), Value+Growth (.75%), Horizon 20+ (.60%), Horizon 10+ (.60%), Horizon 5 (.60%), Blue Chip (.65%) and
Global Income (.75%). Dreman Value Advisors, Inc. ("DVA" or "investment manager"), a wholly owned subsidiary of ZKI, serves as the investment manager for the Value and the Small Cap Value Portfolios and is paid a management fee at an annual rate of .75% of average daily net assets of such Portfolios. DVA serves as sub-adviser for the Value+Growth Portfolio and is paid a sub-advisory fee by ZKI at an annual rate of .25% of average daily net assets of that Portfolio. DVA also serves as sub-adviser for the Horizon Portfolios and is paid a sub-advisory fee by ZKI at an annual rate of .25% of the portion of the average daily net assets of each Horizon Portfolio allocated by ZKI to DVA for management. Zurich Investment Management Limited ("ZIML"), an affiliate of ZKI, serves as sub-adviser for the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios. ZIML is paid by ZKI a fee of .35% for the Total Return, Growth, International, Small Cap Growth, Value+Growth, Horizon and Blue Chip Portfolios and .30% for the High Yield, Investment Grade Bond and Global Income Portfolios of the portion of the average daily net assets of that Portfolio allocated by ZKI to ZIML for management. See "Investment Managers."

GENERAL INFORMATION AND CAPITAL. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of each Portfolio have equal non-cumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Each Portfolio has its own objective, policies and restrictions. The Fund is not required to hold annual shareholder meetings, but will hold special shareholder meetings as required or deemed desirable. See "Capital Structure and General Information."

                              FINANCIAL HIGHLIGHTS

The tables below show financial information for each Portfolio (other than the Blue Chip and Global Income Portfolios, both of which commenced operations on May 1, 1997) expressed in terms of one share outstanding throughout the period. The information for the Money Market, Total Return, High Yield and Growth Portfolios for fiscal periods prior to 1990 reflects the operations of certain Separate Accounts as discussed under "Capital Structure and General Information." The information in the tables for the years ended December 31, 1990 through 1996 is covered by the report of the Fund's independent auditors. The report is contained in the Fund's Registration Statement and is available from the Fund. The financial statements contained in the Fund's 1996 Annual Report to Shareholders are incorporated herein by reference and may be obtained by writing or calling the Fund.

MONEY MARKET PORTFOLIO

                                                                    Year ended December 31,
                                 1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                               --------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 year                             $1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income and
 dividends declared                 .05       .06       .04       .03       .03       .06       .08       .09       .07       .06
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year      $1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00      1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                       5.03%     5.66      3.96      2.83      3.43      5.89      8.08      9.11      7.47      6.58
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                            .60%      .55       .53       .56       .57       .56       .58       .57       .56       .55
---------------------------------------------------------------------------------------------------------------------------------
Net investment income              4.90%     5.52      3.95      2.79      3.38      5.80      7.78      8.75      7.19      6.43
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
 thousands)                     $70,601    61,078    83,821    68,177    75,270    76,479    95,759    78,683    80,362    92,130
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NOTE TO MONEY MARKET PORTFOLIO:

The total returns for 1995 and 1994 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 5.11% and 3.47%, respectively.

TOTAL RETURN PORTFOLIO

                                                                    Year ended December 31,
                                1996       1995      1994      1993      1992      1991      1990      1989      1988      1987
                              ---------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning
 of year                        $2.579      2.112     2.586     2.473     2.658     2.071     2.021     1.707     1.605     1.661
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income            .084       .084      .069      .069      .061      .080      .113      .102      .086      .075
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss)                    .322       .453     (.313)     .214     (.026)     .677     (.013)     .298      .102     (.056)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                       .406       .537     (.244)     .283      .035      .757      .100      .400      .188      .019
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distributions from net
   investment income              .090       .070      .060      .050      .080      .110      .020      .086      .086      .075
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net
   realized gain                  .080         --      .170      .120      .140      .060      .030        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                   .170       .070      .230      .170      .220      .170      .050      .086      .086      .075
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year    $2.815      2.579     2.112     2.586     2.473     2.658     2.071     2.021     1.707     1.605
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                     16.76%     25.97     (9.50)    12.13      1.69     37.90      5.04     24.16     11.98       .62
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
 ASSETS:
Expenses                           .59%       .60       .61       .59       .60       .61       .61       .58       .61       .58
---------------------------------------------------------------------------------------------------------------------------------
Net investment income             3.21%      3.52      3.13      3.19      3.41      3.46      5.94      5.43      5.19      4.04
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year
 (in thousands)               $697,102    659,894   586,594   643,830   528,007   412,772   272,747   262,652   206,262   214,203
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Portfolio turnover rate             90%       118       128       191       160       187       139       102       152       129
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Average commission rate paid per share on stock transactions for the year ended December 31, 1996 was $.0574.
---------------------------------------------------------------------------------------------------------------------------------

HIGH YIELD PORTFOLIO

                                                                    Year ended December 31,
                                 1996       1995      1994      1993      1992      1991      1990      1989      1988     1987
                               --------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 year                            $1.259      1.185     1.338     1.209     1.144      .914     1.122     1.258    1.225     1.290
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income             .120       .125      .116      .120      .125      .140      .170      .151     .152      .139
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss)                     .042       .069     (.149)     .109      .070      .300     (.338)    (.163)    .033     (.065)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .162       .194     (.033)     .229      .195      .440     (.168)    (.012)    .185      .074
---------------------------------------------------------------------------------------------------------------------------------
Less dividends from net
 investment income                 .140       .120      .120      .100      .130      .210      .040      .124     .152      .139
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year     $1.281      1.259     1.185     1.338     1.209     1.144      .914     1.122    1.258     1.225
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                      14.06%     17.40     (2.25)    20.00     17.76     51.83    (15.45)    (1.22)   15.66      5.82
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                            .65%       .65       .65       .63       .64       .67       .68       .63      .66       .62
---------------------------------------------------------------------------------------------------------------------------------
Net investment income              9.70%     10.27      9.49      9.54     10.44     12.95     16.27     12.50    11.98     10.81
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
 thousands)                    $289,315    257,377   219,415   233,964   162,158   121,608    88,566   150,674   138,461   95,502
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate              98%        90        98        84        57        31        28        81       52       122
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GROWTH PORTFOLIO
(FORMERLY THE EQUITY PORTFOLIO)

                                                                    Year ended December 31,
                                 1996       1995      1994      1993      1992      1991      1990      1989      1988     1987
                               --------------------------------------------------------------------------------------------------
PER SHARE OPERATING
 PERFORMANCE:
Net asset value, beginning of
 year                            $3.262      2.665     2.935     2.631     2.642     1.681     1.692     1.348    1.374     1.377
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income             .030       .034      .018      .004      .007      .017      .032      .039     .032      .030
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
   gain (loss)                     .589       .793     (.138)     .370      .082      .974     (.023)     .338    (.026)    (.003)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                        .619       .827     (.120)     .374      .089      .991      .009      .377     .006      .027
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distributions from net
   investment income               .040       .010        --      .010      .005      .030      .010      .033     .032      .030
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net
   realized gain                   .470       .220      .150      .060      .095        --      .010        --       --        --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                    .510       .230      .150      .070      .100      .030      .020      .033     .032      .030
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year     $3.371      3.262     2.665     2.935     2.631     2.642     1.681     1.692    1.348     1.374
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                      21.63%     32.97     (4.02)    14.63      3.57     59.47      0.60     27.87      .40      1.67
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                            .64%       .64       .66       .64       .64       .67       .68       .70      .71       .64
---------------------------------------------------------------------------------------------------------------------------------
Net investment income               .94%      1.15       .69       .30       .65       .83      2.23      2.49     2.34      1.85
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
 thousands)                    $487,483    414,533   321,708   284,461   203,624   118,983    61,621    51,961   45,833    46,474
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate             175%        88       106        78        78       106       135        93      301       165
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the year ended December 31, 1996 was $.0558.
---------------------------------------------------------------------------------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO

                                                                        Year ended December 31,
                                       1996      1995     1994     1993      1992     1991    1990(a)   1989(a)   1988    1987(c)
                                      -------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year    $ 1.269    1.142    1.267     1.277    1.287    1.175     1.091     1.053   1.020     1.000
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                   .085     .084     .067      .060     .064     .090      .093      .092    .089        --
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
   (loss)                               (.057)    .123    (.102)     .020     .006     .082      .011      .036   (.056)     .020
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         .028     .207    (.035)     .080     .070     .172      .104      .128    .033      .020
---------------------------------------------------------------------------------------------------------------------------------
Less dividends:
 Distributions from net investment
   income                                .090     .080     .060      .060     .050     .060      .020      .090      --        --
---------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized
   gain                                    --       --     .030      .030     .030       --        --        --      --        --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends                          .090     .080     .090      .090     .080     .060      .020      .090      --        --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year          $ 1.207    1.269    1.142     1.267    1.277    1.287     1.175     1.091   1.053     1.020
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                             2.56%   18.98    (2.74)     6.48     5.90    15.22      9.81     13.14    3.27        --
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                  .66%     .65      .63       .60      .61      .63       .58       .53    1.81      --(b)
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                    7.09%    7.08     5.69      5.05     6.08     7.42      8.48      8.73    7.94      --(b)
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in
 thousands)                           $84,314   95,185   95,782   121,912   98,814   59,064    31,929    14,878   1,170       311
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   325%     275      606       534      492      141       174        28      25        --
---------------------------------------------------------------------------------------------------------------------------------

NOTES TO GOVERNMENT SECURITIES PORTFOLIO:

(a) ZKI waived its investment management fee from March 1, 1989 to March 1, 1990. Absent this waiver, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.04% and 8.22%, respectively, in 1989 and .66% and 8.40%, respectively, in 1990.
(b) Because of the short start-up period from the Government Securities Portfolio's initial public offering to December 31, 1987, ratios of expenses and net investment income to average net assets for 1987 are not meaningful.
(c) For the period from September 3, 1987 (inception) through December 31, 1987.

INTERNATIONAL PORTFOLIO

                                                                           Year ended
                                                                          December 31,
                                                              -------------------------------------
                                                                1996      1995      1994      1993    1992(a)
                                                              --------   -------   -------   ------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $1.371     1.244     1.306     .993    1.000
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           .011      .018      .009     .010     .010
-------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                         .212      .139     (.056)    .313    (.017)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                  .223      .157     (.047)    .323    (.007)
-------------------------------------------------------------------------------------------------------------
Less dividends:
  Distributions from net investment income                        .020      .010        --     .009       --
-------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain                            .010      .020      .015     .001       --
-------------------------------------------------------------------------------------------------------------
Total dividends                                                   .030      .030      .015     .010       --
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $1.564     1.371     1.244    1.306     .993
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                    16.49%    12.83     (3.59)   32.83     (.72)
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                           .96%      .92       .93      .92     1.11
-------------------------------------------------------------------------------------------------------------
Net investment income                                              .89%     1.39       .74      .86     1.01
-------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                    $163,475   134,481   122,710   88,880   19,447
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                87%      126       107      116      129
-------------------------------------------------------------------------------------------------------------

Average commission rate paid per share on stock transactions for the year ended December 31, 1996 was $.0183. Foreign commissions usually are lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S. securities.
--------------------------------------------------------------------------------
NOTE TO INTERNATIONAL PORTFOLIO:

(a) For the period from January 6, 1992 (inception) through December 31, 1992.

SMALL CAP GROWTH PORTFOLIO

                                                                      Year ended
                                                                     December 31,
                                                              ---------------------------
                                                               1996      1995     1994(a)
                                                              -------   -------   -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                           $1.346     1.039    1.000
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          .002      .005     .008
-----------------------------------------------------------------------------------------
  Net realized and unrealized gain                               .369      .307     .031
-----------------------------------------------------------------------------------------
Total from investment operations                                 .371      .312     .039
-----------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                          --      .005       --
-----------------------------------------------------------------------------------------
  Distribution from net realized gain                            .040        --       --
-----------------------------------------------------------------------------------------
Total dividends                                                  .040      .005       --
-----------------------------------------------------------------------------------------
Net asset value, end of period                                 $1.677     1.346    1.039
-----------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                   28.04%    30.07     3.95
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                          .75%      .87     1.25
-----------------------------------------------------------------------------------------
Net investment income                                             .15%      .42      .91
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                    $69,137    35,373   12,909
-----------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                              156%       81       58
-----------------------------------------------------------------------------------------

Average commission rate paid per share on stock transactions for the year ended December 31, 1996 was $.0570.
--------------------------------------------------------------------------------
NOTE TO SMALL CAP GROWTH PORTFOLIO:

(a) For the period from May 2, 1994 (inception) through December 31, 1994.

INVESTMENT GRADE BOND PORTFOLIO

                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $ 1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                .031
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                     .005
--------------------------------------------------------------------------------
Total from investment operations                                       .036
--------------------------------------------------------------------------------
Net asset value, end of period                                      $ 1.036
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                          3.57%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                                .87%
--------------------------------------------------------------------------------
Net investment income                                                  4.93%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $ 1,998
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                     75%
--------------------------------------------------------------------------------

VALUE PORTFOLIO


                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $ 1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                .015
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                     .159
--------------------------------------------------------------------------------
Total from investment operations                                       .174
--------------------------------------------------------------------------------
Net asset value, end of period                                      $ 1.174
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                         17.36%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                                .90%
--------------------------------------------------------------------------------
Net investment income                                                  2.42%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                                .92%
--------------------------------------------------------------------------------
Net investment income                                                  2.40%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $21,305
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                     57%
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the period ended December 31, 1996 was $.0500.
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO

                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                .013
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                     .006
--------------------------------------------------------------------------------
Total from investment operations                                       .019
--------------------------------------------------------------------------------
Net asset value, end of period                                       $1.019
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                          1.86%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                                 90%
--------------------------------------------------------------------------------
Net investment income                                                  2.25%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                                .92%
--------------------------------------------------------------------------------
Net investment income                                                  2.23%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $13,307
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                     61%
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the period ended December 31, 1996 was $.0500.
--------------------------------------------------------------------------------

VALUE + GROWTH PORTFOLIO

                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                .008
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                     .138
--------------------------------------------------------------------------------
Total from investment operations                                       .146
--------------------------------------------------------------------------------
Net asset value, end of period                                       $1.146
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                         14.60%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                                .90%
--------------------------------------------------------------------------------
Net investment income                                                   .97%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                               1.01%
--------------------------------------------------------------------------------
Net investment income                                                   .86%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $10,196
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                     25%
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the period ended December 31, 1996 was $.0596.
--------------------------------------------------------------------------------

HORIZON 20+ PORTFOLIO

                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               .012
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                    .142
--------------------------------------------------------------------------------
Total from investment operations                                      .154
--------------------------------------------------------------------------------
Net asset value, end of period                                      $1.154
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                        15.37%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                               .81%
--------------------------------------------------------------------------------
Net investment income                                                 1.71%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                              1.13%
--------------------------------------------------------------------------------
Net investment income                                                 1.39%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $3,759
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                    60%
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the period ended December 31, 1996 was $.0458.
--------------------------------------------------------------------------------

HORIZON 10+ PORTFOLIO


                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               .018
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                    .096
--------------------------------------------------------------------------------
Total from investment operations                                      .114
--------------------------------------------------------------------------------
Net asset value, end of period                                      $1.114
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                        11.37%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                               .78%
--------------------------------------------------------------------------------
Net investment income                                                 2.69%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                              1.01%
--------------------------------------------------------------------------------
Net investment income                                                 2.46%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $5,727
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                    76%
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the period ended December 31, 1996 was $.0455.
--------------------------------------------------------------------------------

HORIZON 5 PORTFOLIO

                                                                May 1, 1996 to
                                                               December 31, 1996
                                                               -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               .023
--------------------------------------------------------------------------------
  Net realized and unrealized gain                                    .073
--------------------------------------------------------------------------------
Total from investment operations                                      .096
--------------------------------------------------------------------------------
Net asset value, end of period                                      $1.096
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                         9.59%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                               .83%
--------------------------------------------------------------------------------
Net investment income                                                 3.60%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION
  (ANNUALIZED):
Expenses                                                              1.01%
--------------------------------------------------------------------------------
Net investment income                                                 3.42%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of period (in thousands)                          $2,534
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                    13%
--------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the period ended December 31, 1996 was $.0490.
--------------------------------------------------------------------------------

NOTE:

Financial Highlights reflect data at the Portfolio level and exclude contract specific charges which would reduce total return.

                INVESTMENT OBJECTIVES, POLICIES AND RISK FACTORS

The Fund has adopted for each Portfolio certain fundamental investment restrictions which, together with the investment objective and policies, cannot be changed with respect to a Portfolio without approval by holders of a majority of the outstanding voting shares as defined in the Investment Company Act of 1940 ("1940 Act"). See "Investment Restrictions" in the Statement of Additional Information.

Each Portfolio has a different investment objective which it pursues through separate investment policies, as described below. The differences in objectives and policies among the Portfolios can be expected to affect the degree of market and financial risk to which each Portfolio is subject and the return of each Portfolio. There are market risks in any investment and therefore there can be no assurance that the objective of any Portfolio will be achieved. The actual return of a holder of a variable life or variable annuity contract will be affected by charges imposed by the separate accounts of Participating Insurance Companies.

MONEY MARKET PORTFOLIO. The Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal from a portfolio of the following types of U.S. Dollar denominated money market instruments that mature in twelve months or less:

     1. Obligations of, or guaranteed by, the U.S. or Canadian Governments, their agencies or instrumentalities. The two broad categories of U.S. Government debt instruments are: (a) direct obligations of the U.S. Treasury and (b) securities issued or guaranteed by agencies and instrumentalities of the U.S. Government. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury.

     2. Bank certificates of deposit, time deposits or bankers' acceptances limited to U.S. banks or Canadian chartered banks having total assets in excess of $1 billion.

     3. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. branches of foreign banks having total assets in excess of $10 billion.

     4. Commercial paper rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or A-1 or A-2 by Standard & Poor's Corporation ("S&P"), or commercial paper or notes of comparable quality, such as are issued by companies with an unsecured debt issue outstanding currently rated A or higher by Moody's or S&P where the obligation is on the same or a higher level of priority as the rated issue, and investments in other corporate obligations such as publicly traded bonds, debentures and notes rated A or higher by Moody's or S&P. See "Appendix--Ratings of Investments" in the Statement of Additional Information for a description of the ratings.

     5. Repurchase agreements of obligations which are suitable for investment under the categories set forth above. Repurchase agreements are discussed under "Investment Techniques--Repurchase Agreements."

In addition, the Money Market Portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7 of the 1940 Act. See "Net Asset Value."

To the extent the Money Market Portfolio purchases Eurodollar certificates of deposit issued by London branches of U.S. banks, or commercial paper issued by foreign entities, consideration will be given to their marketability, possible restrictions on international currency transactions and to regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates issued by U.S. banks and associated income may be subject to the imposition of foreign taxes. The Money Market Portfolio will normally invest at least 25% of its net assets in instruments issued by domestic or foreign banks.

The Money Market Portfolio seeks to maintain its net asset value at $1.00 per share by valuing its portfolio of investments on the amortized cost method in accordance with Rule 2a-7 of the 1940 Act. See "Net Asset

Value." While the Portfolio will make every effort to maintain a fixed net asset value at $1.00 per share, there can be no assurance that this objective will be achieved.

The Money Market Portfolio may invest in instruments that bear rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuations in values of the instruments ("Variable Rate Securities"). The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission ("SEC") rules that allow the Fund to consider certain of such instruments as having maturities earlier than the maturity date on the instrument.

TOTAL RETURN PORTFOLIO. The Total Return Portfolio seeks a high total return, a combination of income and capital appreciation, by investing in a combination of debt securities and common stocks. The Portfolio's investments will normally consist of domestic and foreign fixed income and equity securities. Fixed income securities will include bonds, money market instruments (including repurchase agreements) and other debt securities (such as U.S. and foreign government securities and investment grade and high yield corporate obligations) and preferred stocks, some of which may have a call on common stocks through attached warrants or a conversion privilege. The Portfolio may invest in fixed income securities that are in the lower rating categories and those that are non-rated (sometimes called "junk bonds"). The characteristics of the rating categories are described in "Appendix--Ratings of Investments" in the Statement of Additional Information. For a discussion of lower rated and non-rated securities and related risks, see "High Yield Portfolio" and "Special Risk Factors--High Yield (High Risk) Bonds" below. Equity investments normally will consist of common stocks and securities convertible into or exchangeable for common stocks; however, the Portfolio may also make private placement investments (which are normally restricted securities). For a further description of equity securities, see "Growth Portfolio" below. The percentage of assets invested in specific categories of fixed-income and equity securities will vary from time to time depending upon the judgment of the investment manager as to general market and economic conditions, trends in yields and interest rates, and changes in fiscal or monetary policies.

The Portfolio does not make investments for short-term profits nor does it have a separate portfolio turnover policy for equity and fixed income segments of its portfolio. The Portfolio is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions or market prices may dictate and as its investment policy may require.

The Portfolio may write and purchase put and call options traded on national securities exchanges or over-the-counter, including options on securities indices. The Portfolio may also engage in financial futures transactions and may purchase foreign securities and engage in related foreign currency transactions. The Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Special Risk Factors--Foreign Securities" and "Investment Techniques."

HIGH YIELD PORTFOLIO. The High Yield Portfolio seeks to provide a high level of current income by investing in fixed income securities. Fixed income obligations include corporate debt securities, U.S. and Canadian Government securities, obligations of U.S. and Canadian banking institutions, convertible securities, assignments or participations in loans, preferred stock, and cash and cash equivalents, including repurchase agreements.

The fixed income securities purchased by the Portfolio may include those in the lower rating categories of the established rating services and those that are non-rated (sometimes called "junk bonds"). Investments in such securities entail relatively greater risk of loss of income or principal than investments in higher rated securities; market prices may fluctuate more than market prices of higher rated securities. See "Special Risk Factors--High Yield (High Risk) Bonds" below for a discussion of such risks. These fixed income securities (debt and preferred stock issues, including convertibles) normally offer a current yield or yield to maturity that is significantly higher than the yield available from securities rated in the four highest categories assigned by Moody's or S&P. See "Appendix--Ratings of Investments" in the Statement of Additional Information for a description of Moody's and S&P ratings.

The average maturity and the mix of investments of the Portfolio will vary as the investment manager seeks to provide a high level of income considering the available alternatives in the market. See "Appendix--High Yield Portfolio/Portfolio Composition" in this prospectus. Since interest rates vary with changes in economic, market, political and other conditions, there can be no assurance that historic interest rates are indicative of rates which may prevail in the future. Since the value of securities in the Portfolio fluctuates depending upon market factors and inversely with current interest rate levels, the net asset value of its shares will fluctuate. The investment manager will adjust the investments of the Portfolio as considered advisable in view of prevailing or anticipated market conditions. Accordingly, certain portfolio securities may be purchased or sold in anticipation of a rise or a decline in interest rates.

The Portfolio does not make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions or market prices may dictate and as its investment policy may require.

The Portfolio may write and purchase put and call options traded on national securities exchanges or over-the-counter, including options on securities indices. The Portfolio may also engage in financial futures transactions and may purchase foreign securities and engage in related foreign currency transactions. The Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Special Risk Factors--Foreign Securities" and "Investment Techniques."

GROWTH PORTFOLIO. The Growth Portfolio seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation. Current income will not be a significant factor. The Portfolio's investments normally will consist of equity securities and securities convertible into or exchangeable for equity securities; however, it may also make private placement investments (which are normally restricted securities).

As a non-fundamental investment policy, the Growth Portfolio will invest at least 65% of its total assets in equity securities under normal circumstances. Equity securities include common stocks, preferred stocks, securities convertible into or exchangeable for common or preferred stocks, equity investments in partnerships, joint ventures and other forms of non-corporate investment and warrants, options and rights exercisable for equity securities. The common stocks or the other securities selected will be those which, in the investment manager's judgment, have significant appreciation possibilities. Investment opportunities will often be sought among securities of small, less well-known companies; but securities of large, well-known companies will also be purchased, particularly when the investment manager considers such securities to be priced favorably in comparison with securities of smaller companies. See "Growth and Value Stocks" below.

In seeking to obtain capital appreciation, the Portfolio may trade in securities for the short term. To this extent, the Portfolio will be engaged in trading operations based on short-term market considerations as distinct from long-term investment based upon fundamental valuation of securities. However, the Portfolio will emphasize fundamental research in attempting to identify under-valued situations that it hopes will appreciate over the longer term. The Portfolio's investment policy may involve a somewhat greater risk than is inherent in the ordinary investment security.

For defensive purposes, the Portfolio may temporarily hold a significant portion of its assets in cash or defensive type securities, such as liquid high grade debt securities, high quality money market instruments and repurchase agreements.

The Portfolio may write and purchase put and call options traded on national securities exchanges or over-the-counter, including options on securities indices. The Portfolio may also engage in financial futures transactions and may purchase foreign securities and engage in related foreign currency transactions. The Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Special Risk Factors--Foreign Securities" and "Investment Techniques."

GOVERNMENT SECURITIES PORTFOLIO. The Government Securities Portfolio seeks high current return consistent with preservation of capital from a portfolio composed primarily of U.S. Government securities. The Portfolio will also invest in fixed-income securities other than U.S. Government securities, and will engage in options and financial futures transactions. The Portfolio may purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Investment Techniques." The Portfolio's current return is sought from interest income and net short-term gains on securities and options and futures transactions.

Under normal market conditions, the Portfolio will, as a fundamental policy, invest at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities. There are two broad categories of U.S. Government securities: (a) direct obligations of the U.S. Treasury and (b) obligations issued or guaranteed by agencies and instrumentalities of the United States. Some obligations issued or guaranteed by agencies or instrumentalities are backed by the full faith and credit of the United States (such as Government National Mortgage Association "GNMA" Certificates) and others are backed exclusively by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as Federal National Mortgage Association Bonds). GNMA Certificates are debt securities which represent an interest in one or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration, or guaranteed by the Veterans Administration. U.S. Government securities may include "zero coupon" securities that have been stripped by the U.S. Government of their unmatured interest coupons (see "Investment Policies and Techniques" in the Statement of Additional Information for a discussion of their features and risks) and collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality (see "Investment Techniques").

U.S. Government securities of the type in which the Portfolio may invest have historically involved little risk of loss of principal if held to maturity. The government guarantee of the securities in the Portfolio, however, does not guarantee the market value of the shares of the Portfolio. There are market risks inherent in all investments in securities and the value of an investment in the Portfolio will fluctuate over time. Normally, the value of the Portfolio's investments varies inversely with changes in interest rates. For example, as interest rates rise, the value of the Portfolio's investments will tend to decline and, as interest rates fall, the value of the Portfolio's investments will tend to increase. In addition, the potential for appreciation in the event of a decline in interest rates may be limited or negated by increased principal prepayments in respect to certain mortgage-backed securities, such as GNMA certificates. Prepayment of high interest rate mortgage-backed securities during times of declining interest rates will tend to lower the return of the Portfolio and may even result in losses to the Portfolio if some securities were acquired at a premium. With respect to securities supported only by the credit of the issuing agency or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies and such securities may involve risk of loss of principal and interest.

The Portfolio will seek to enhance income through limited investment (up to 35% of total assets) in fixed income securities other than U.S. Government securities. Such other fixed-income securities include: (a) corporate debt securities that are rated at the time of purchase within the four highest grades by either Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB); (b) commercial paper that is rated at the time of purchase within the two highest grades by either Moody's (Prime-1 or Prime-2) or S&P (A-1 or A-2); (c) bank certificates of deposit (including term deposits) or bankers' acceptances issued by domestic banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion; and (d) repurchase agreements with respect to any of the foregoing; provided, however, the Portfolio may invest up to 10% of its total assets in fixed income securities without regard to the foregoing limitations, including securities that are rated below Baa by Moody's and BBB by S&P or are non-rated (sometimes called "junk bonds"). The characteristics of the rating categories are described in "Appendix--Ratings of Investments" in the Statement of Additional Information. For a discussion of lower rated and non-rated securities and related risks, see "High Yield Portfolio" above and "Special Risk Factors--High Yield (High Risk) Bonds" below.

The Portfolio may also invest in collateralized obligations which, consistent with the limitations reflected above, may be privately issued or may be issued or guaranteed by U.S. Government agencies or instrumentalities. See "Investment Techniques."

During temporary defensive periods when the Fund's investment manager deems it appropriate, the Portfolio may invest all or a portion of its assets in cash or short-term high quality money market instruments, including short-term U.S. Government securities and repurchase agreements with respect to such securities. The yields on these securities tend to be lower than the yields on other securities to be purchased by the Portfolio.

INTERNATIONAL PORTFOLIO. The International Portfolio seeks a total return, a combination of capital growth and income, principally through an internationally diversified portfolio of equity securities. Investments may be made for capital growth or for income or any combination thereof for the purpose of achieving a high overall return. There is no limitation on the percentage or amount of the Portfolio's assets that may be invested for growth or income, and therefore at any particular time the investment emphasis may be placed solely or primarily on growth of capital or on income. While the Portfolio invests principally in equity securities of non-U.S. issuers, it may also invest in convertible and debt securities and foreign currencies. The Portfolio invests primarily in non-U.S. issuers, and under normal circumstances more than 80% of the Portfolio's total assets will be invested in non-U.S. issuers. In determining whether the Portfolio will be invested for capital growth or income, the investment manager analyzes the international equity and fixed income markets and seeks to assess the degree of risk and level of return that can be expected from each market. See "Growth and Value Stocks" below. Also see "Special Risk Factors--Foreign Securities."

In pursuing its objective, the Portfolio invests primarily in common stocks of established non-U.S. companies believed to have potential for capital growth, income or both. However, there is no requirement that the Portfolio invest exclusively in common stocks or other equity securities. The Portfolio may invest in any other type of security including, but not limited to, convertible securities (including warrants), preferred stocks, bonds, notes and other debt securities of companies (including Euro-currency instruments and securities) or obligations of domestic or foreign governments and their political subdivisions. When the investment manager believes that the total return potential in debt securities equals or exceeds that of equity securities, the Portfolio may substantially increase its holdings of such debt securities. The Portfolio may establish and maintain reserves for defensive purposes or to enable it to take advantage of future buying opportunities. The Portfolio's reserves may be invested in domestic as well as foreign short-term money market instruments including, but not limited to, government obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

The Portfolio makes investments in various countries. Under normal circumstances, business activities in not less than three different foreign countries will be represented in the portfolio. The Portfolio may, from time to time, have more than 25% of its assets invested in any major industrial or developed country that in the view of the investment manager poses no unique investment risk. The Portfolio may purchase securities of companies, wherever organized, that have their principal activities and interests outside the United States. Under exceptional economic or market conditions abroad, the Portfolio may, for defensive purposes, invest all or a major portion of its assets in U.S. Government obligations or securities of companies incorporated in and having their principal activities in the United States. The Portfolio may also invest its reserves in domestic short-term money market instruments as described above.

In determining the appropriate distribution of investments among various countries and geographic regions, the investment manager ordinarily considers such factors as: prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the international investor. Currently, more than 60% of the market capitalization of equity securities are represented by securities in currencies other than the U.S. Dollar.

The Portfolio may purchase and sell options on securities, index options, financial futures contracts and options on financial futures contracts. The Portfolio may enter into forward foreign currency exchange contracts, foreign currency options and foreign currency futures contracts and options thereon to protect against uncertainty in the level of future foreign exchange rates. See "Investment Techniques" below.

Generally, the Portfolio will not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.

Investors should understand that the expense ratio of the Portfolio can be expected to be higher than that of portfolios investing in domestic securities since the costs of operation are higher.

SMALL CAP GROWTH PORTFOLIO. The Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. Current income will not be a significant factor. The Portfolio is designed primarily for investors with substantial resources and the investment experience to consider their shares as a long-term investment involving financial risk commensurate with potential substantial gains. Since many of the securities in the Portfolio may be considered speculative in nature by traditional investment standards, substantially greater than average market volatility and investment risk may be involved. There is no assurance that the Portfolio's objective will be achieved and its returns and net asset value will fluctuate.

The Small Cap Growth Portfolio seeks attractive areas for investment opportunity arising from such factors as technological advances, new marketing methods, and changes in the economy and population. Currently, the investment manager believes that such investment opportunities may be found among the following:
(a) companies engaged in high technology fields such as electronics, medical technology and computer software and specialty retailing; (b) companies having a significantly improved earnings outlook as the result of a changed economic environment, acquisitions, mergers, new management, changed corporate strategy or product innovation; (c) companies supplying new or rapidly growing services to consumers and businesses in such fields as automation, data processing, communications, and marketing and finance; and (d) companies having innovative concepts or ideas.

As a non-fundamental investment policy, at least 65% of the Small Cap Growth Portfolio's total assets normally will be invested in the equity securities of smaller companies, i.e., those having a market capitalization of $1 billion or less at the time of investment, many of which would be in the early stages of their life cycle. The investment manager currently believes that investment in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also involves certain special risks. See "Special Risk Factors--Small Cap Securities" below for a discussion of the risks associated with an investment in securities of companies with small market capitalizations. See "Growth and Value Stocks" below.

The Small Cap Growth Portfolio's investment portfolio will normally consist primarily of common stocks and securities convertible into or exchangeable for common stocks, including warrants and rights. The Portfolio may also invest to a limited degree in preferred stocks and debt securities when they are believed by the investment manager to offer opportunities for capital growth. The Portfolio may also write and purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Investment Techniques" below. When a defensive position is deemed advisable, the Portfolio may, without limit, invest in high grade debt securities and securities of the U.S. Government and its agencies or instrumentalities or retain cash or cash equivalents, including repurchase agreements.

In the selection of investments, long-term capital appreciation will take precedence over short range market fluctuations. The Small Cap Growth Portfolio does not intend to engage actively in trading for short-term profits, although it may occasionally make investments for short-term capital appreciation when such action is believed to be desirable and consistent with sound investment procedure. Generally, the Portfolio will make long-term rather than short-term investments. Nevertheless, it may dispose of such investments at any time it may be deemed advisable because of a subsequent change in the circumstances of a particular company or industry or in general market or economic conditions. The rate of portfolio turnover is not a limiting factor when changes in investment are deemed appropriate. In addition, market conditions, cash requirements for redemption and repurchase of Portfolio shares or other factors could affect the portfolio turnover rate.

INVESTMENT GRADE BOND PORTFOLIO. The Investment Grade Bond Portfolio seeks high current income by investing primarily in a diversified portfolio of investment grade debt securities. Under normal market conditions, as a non-fundamental policy, at least 65% of the Portfolio's assets will be invested in the following categories: (a) corporate debt securities that are rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or any other nationally recognized statistical rating organization; (b) obligations of, or guaranteed by, the United States, its agencies or instrumentalities; (c) obligations (payable in U.S. Dollars) of, or guaranteed by, the government of Canada or any instrumentality or political subdivision thereof; (d) commercial paper rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P; (e) bank certificates of deposit or bankers' acceptances issued by domestic or Canadian chartered banks having total deposits in excess of $1 billion; and (f) cash and cash equivalents. The Portfolio may also invest up to 10% of its assets in preferred stock.

There are market and investment risks with any security and the value of an investment in the Portfolio may fluctuate over time. Normally, the value of the Portfolio's investments varies inversely with changes in interest rates. Corporate debt securities rated within the four highest grades by Moody's or S&P are generally considered to be "investment grade." Like higher rated securities, securities rated in the BBB or Baa categories are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics. The Portfolio may invest up to 35% of its total assets in fixed income securities that are rated below BBB by S&P and Baa by Moody's or are non-rated. For a discussion of lower rated and non-rated securities, commonly referred to as "junk bonds," and related risks, see "Special Risk Factors--High Yield (High Risk) Bonds" and "Appendix--Ratings of Investments" in the Statement of Additional Information.

The Portfolio may purchase and sell options, engage in financial futures transactions and purchase or sell portfolio securities on a when-issued or delayed delivery basis. See "Investment Techniques" below. The Portfolio may also invest in foreign securities and engage in related foreign currency transactions. See "Special Risk Factors--Foreign Securities" below.

VALUE PORTFOLIO. The Value Portfolio's investment objective is to achieve a high rate of total return. It will invest principally in a diversified portfolio consisting primarily of common stocks believed by the investment manager to be undervalued. See "Growth and Value Stocks" below.

The Portfolio will invest primarily in common stocks of larger, listed companies with a record of earnings and dividends, low price-earnings ratios, reasonable returns on equity, and sound finances which, in the opinion of the investment manager, have intrinsic value. The Portfolio may also invest in preferred stocks, convertible securities and warrants. It is anticipated that most stocks purchased will be listed on the New York Stock Exchange, but the Portfolio may also purchase securities listed on other securities exchanges and in the over-the-counter market. The Portfolio generally will invest in common stocks that pay relatively high dividends, i.e., comparable to the dividend yield of S&P's 500 Composite Stock Index. In order to enhance its investment return, the Portfolio may sell options on securities it holds ("covered call options"), and sell put options on securities it may acquire. The Portfolio may earn premium income on the sale of these options.

While most investments will be in dividend paying stocks, the Portfolio may also acquire stocks that do not pay dividends in anticipation of market appreciation, future dividends, or both, and when the investment manager believes that it would be advantageous to write options on such stocks. The Portfolio will be managed with a view to achieving a high rate of total return on investors' capital primarily through appreciation of its common stock holdings, options transactions and by acquiring and selling stock index futures and options thereon and, to a lesser extent, through dividend and interest income, all of which, in the investment manager's judgment, are elements of "total return."

While it is anticipated that under normal circumstances the Portfolio will be fully invested, in order to conserve assets during periods when the investment manager believes that the markets for equity securities are unduly speculative, the Portfolio may invest all or a significant portion of its assets in cash or defensive-type securities, such as high-grade debt securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and high quality money market instruments, including repurchase agreements. Investments in such interest-bearing securities will be for temporary defensive purposes only.

SMALL CAP VALUE PORTFOLIO. The Small Cap Value Portfolio's investment objective is to seek long-term capital appreciation. It will invest principally in a diversified portfolio of equity securities of small companies with market capitalizations ranging from $100 million to $1 billion that the investment manager believes to be undervalued. See "Growth and Value Stocks" below. The Portfolio may also invest in preferred stocks, convertible securities and warrants. Under normal market conditions, at least 65% of the total assets of the Portfolio will be invested in securities of companies whose market capitalizations are less than $1 billion. The investment manager currently believes that investment in such companies may offer greater opportunities for growth of capital than larger, more established companies, but also involves certain special risks. For a discussion of the risks associated with an investment in securities of companies with small market capitalizations, see "Special Risk Factors--Small Cap Securities" below.

The Portfolio will invest primarily in common stocks of companies with a record of earnings, low price-earnings ratios, reasonable returns on equity and sound finances which, in the opinion of the investment manager, have intrinsic value. Such securities are generally traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. The Portfolio may sell covered call options on securities it holds and put options on securities it may acquire. The Portfolio may earn premium income on the sale of these options. The Portfolio may also engage in financial futures transactions. See "Investment Techniques" below.

While it is anticipated that under normal circumstances the Portfolio will be fully invested, in order to conserve assets during periods when the investment manager believes that the markets for equity securities are unduly speculative, the Portfolio may invest all or a significant portion of its assets in cash or defensive-type securities, such as high-grade debt securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and high quality money market instruments, including repurchase agreements. Investments in such interest-bearing securities will be for temporary defensive purposes only.

VALUE+GROWTH PORTFOLIO. The Value+Growth Portfolio seeks growth of capital through professional management of a portfolio of growth and value stocks. These stocks include stocks of large established companies, as well as stocks of small companies. A secondary objective is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks. See "Growth and Value Stocks" below.

Although it is anticipated that the Portfolio will invest primarily in common stocks of domestic companies, the Portfolio may also purchase convertible securities, such as bonds and preferred stocks (including warrants and rights). The Portfolio may also purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Investment Techniques" below. From time to time, all or a significant portion of the Portfolio's assets may be held temporarily in cash or defensive type securities, such as high-grade debt securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and high quality money market instruments, including repurchase agreements.

The Portfolio does not generally make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and as its investment policy may require.

HORIZON PORTFOLIOS. The Horizon 20+, Horizon 10+ and Horizon 5 Portfolios (the "Horizon Portfolios") are designed for investors with different investment horizons. Investors are encouraged to choose the appropriate

Horizon Portfolio based upon their evaluation of their individual circumstances, including the anticipated timing of major investment goals, such as sending a child or grandchild to college, retirement or purchasing a home, as well as their individual risk tolerance and investment objective. As investors' horizons change, or as their investment goals change, they are encouraged to re-evaluate their Horizon Portfolio choices to determine whether they should move all or a portion of their investment to a different Horizon Portfolio with a more appropriate objective and asset mix. The investment horizon of each Horizon Portfolio should not be the sole factor in considering a Horizon Portfolio. Investors should also review the investment objectives and policies of each Horizon Portfolio.

Through professional management and diversification, each Horizon Portfolio seeks to control risk for its given time horizon. Each Horizon Portfolio's investment objectives, investment horizon, and investment policies are described below.

HORIZON 20+ PORTFOLIO. The Horizon 20+ Portfolio, designed for investors with approximately a 20+ year investment horizon, seeks growth of capital, with income as a secondary objective. Under normal conditions, the Horizon 20+ Portfolio expects to maintain an asset allocation of approximately 80% equity securities and 20% fixed income securities.

HORIZON 10+ PORTFOLIO. The Horizon 10+ Portfolio, designed for investors with approximately a 10+ year investment horizon, seeks a balance between growth of capital and income, consistent with moderate risk. Under normal conditions, the Horizon 10+ Portfolio expects to maintain an asset allocation of approximately 60% equity securities and 40% fixed income securities.

HORIZON 5 PORTFOLIO. The Horizon 5 Portfolio, designed for investors with approximately a 5 year investment horizon, seeks income consistent with preservation of capital, with growth of capital as a secondary objective. Under normal conditions, the Horizon 5 Portfolio expects to maintain an asset allocation of approximately 40% equity securities and 60% fixed income securities.

                                                            HORIZON 20+          HORIZON 10+           HORIZON 5
                                                         TARGET ALLOCATION    TARGET ALLOCATION    TARGET ALLOCATION
                                                         -----------------    -----------------    -----------------
Equities.............................................           80%                  60%                  40%
Fixed Income.........................................           20%                  40%                  60%

Although each Horizon Portfolio has a target asset allocation of equity and fixed income securities, the investment manager may adjust each Horizon Portfolio's asset mix somewhat based upon cash flow, market conditions and an evaluation of the anticipated returns and risk for various asset classes. For example, if equities are considered to have greater appreciation potential relative to fixed income securities during a given period, a Horizon Portfolio's percentage weighting of equities may be increased. Allocating assets permits the investment manager to seek optimum performance for each Horizon Portfolio consistent with its investment objective and investment horizon. Allocation decisions are normally based upon long-term considerations and it is expected that, over the long-term, the target allocation percentages will be closely approximated.

When the investment manager determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, each Horizon Portfolio may invest without limitation in high-grade debt securities, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and high quality money market instruments, including repurchase agreements, or retain cash or cash equivalents. Each Horizon Portfolio may also purchase and write options, engage in financial futures transactions, engage in foreign currency transactions, lend its portfolio securities and engage in delayed delivery transactions.

The Horizon Portfolios do not generally make investments for short-term profits, nor do they have separate portfolio turnover policies for the equity and fixed income asset classes. The Horizon Portfolios are not restricted in policy with regard to portfolio turnover and will make changes in their investments from time to time as business and economic conditions or market prices may dictate and as their investment objectives and policies may require.

EQUITIES. Each Horizon Portfolio's investment in equity securities will be comprised primarily of common stocks of U.S. and foreign (or "international") companies, but may also include preferred stocks, securities convertible into and exchangeable for common or preferred stocks (including other preferred stocks, warrants and rights, but not including convertible debt securities), equity investments in partnerships, joint ventures and other forms of noncorporate investments and warrants and rights exercisable for equity securities. Investments will primarily include stocks of large, established companies, but may also include stocks of smaller companies. Each Horizon Portfolio's equity securities will be divided between U.S. and international as described below. The U.S. equity portion of each Horizon Portfolio is divided further into two parts, one invested in growth stocks and one invested in value stocks. As with the overall asset allocation, the investment manager may, from time to time, adjust the equity asset class of each Horizon Portfolio. It is expected, however, that adjustments to the mix of the equity asset class will be more dynamic than adjustments to the overall mix.

U.S./INTERNATIONAL. The target mix between U.S. equities and international equities seeks the optimum balance of risk reduction and return enhancement available from international investing. This allows investors in each Horizon Portfolio the opportunity to invest a portion of their assets in a diversified portfolio of foreign securities. Under normal conditions, each Horizon Portfolio's equity securities will consist of approximately 70% U.S. and 30% international. In the case of the international equity exposure, allocations may range from 20% to 40%, although the investment manager may decrease a Horizon Portfolio's exposure to zero if investments in foreign securities appear to be relatively unattractive in the judgment of the investment manager because of current or anticipated adverse political or economic conditions.

Foreign securities can be attractive because they increase diversification, as compared to a portfolio comprised solely of U.S. securities. In addition, many foreign economies have, from time to time, grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue. International diversification allows an investor to achieve greater portfolio diversification and to take advantage of changes in foreign economies and market conditions. Although international investing entails special risks, the mixture of U.S. and international stocks is designed to reduce risk, while also increasing potential return, relative to investing in U.S. or international stocks alone. There is no assurance, however, that any specific allocation will reduce risk or increase returns. See "Special Risk Factors--Foreign Securities" below.

U.S. GROWTH/U.S. VALUE. The allocation between U.S. growth stocks and U.S. value stocks seeks to reduce the risk, over a full market cycle, of holding growth stocks or value stocks alone. See "Growth and Value Stocks" below.

FIXED INCOME. The fixed income portion of each Horizon Portfolio may be invested in a broad variety of fixed income securities including, without limitation: (a) obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities; (b) bonds, debentures, convertible debt instruments, assignments or participation in loans, notes, commercial paper, and other debt securities of corporations, trusts and other entities; (c) certificates of deposit, bankers' acceptances and time deposits and (d) cash and cash equivalents, including repurchase agreements. The fixed income portion of each Horizon Portfolio will be comprised of U.S. Dollar denominated instruments.

Each Horizon Portfolio attempts to limit its exposure to credit risk by imposing limits on the quality of specific securities in its Portfolio and by maintaining a relatively high average weighted credit quality. Credit quality refers to a fixed income security issuer's expected ability to make all required interest and principal payments in a timely manner. Higher rated fixed income securities generally represent less risk than lower or non-rated securities. Ratings published by nationally recognized rating agencies such as S&P and Moody's are widely accepted measures of credit risk. The fixed income portion of each Horizon Portfolio will be invested in securities that are rated at the time of purchase within the four highest grades assigned by Moody's, S&P, Fitch

Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff") or any other Nationally Recognized Statistical Rating Organization ("NRSRO") as designated by the Securities and Exchange Commission, or will be of comparable quality as determined by the investment manager, provided that up to 10% of the fixed income portion of each Horizon Portfolio may be invested in securities that are lower rated ("junk bonds"). The top four ratings currently assigned by these organizations are as follows: Moody's (Aaa, Aa, A or Baa), S&P (AAA, AA, A or BBB), Fitch (AAA, AA, A or BBB) and Duff (AAA, AA, A or BBB). In addition, under normal conditions, each Horizon Portfolio expects to maintain a relatively high average dollar-weighted credit quality (i.e., within the top two rating categories of an NRSRO or comparable as determined by the investment manager). Average dollar-weighted credit quality is calculated by averaging the ratings of each fixed income security held by a Horizon Portfolio with each rating "weighted" according to the percentage of assets that it represents. Average dollar-weighted credit quality is not a precise measure of the credit risk presented by a Horizon Portfolio of fixed income securities. For instance, a combination of securities that are rated AAA and securities that are rated BB that together result in an average weighted credit quality of AA may present more risk than a group of just AA rated securities.

After a Horizon Portfolio purchases a security, its quality level may fall below that at which it was purchased (i.e., downgraded). In such instance, the Horizon Portfolio would not be required to sell the security, but the investment manager will consider such an event in determining whether the Horizon Portfolio should continue to hold the security. The ratings of NRSROs represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings, and other opinions as to quality, are relative and subjective and are not absolute standards of quality. For a discussion of lower rated and non-rated securities and related risks, see "Special Risk Factors -- High Yield (High Risk) Bonds" below.

Each Horizon Portfolio attempts to limit its exposure to interest rate risk by maintaining a relatively short duration. Interest rate risk is the risk that the value of the fixed income securities may rise or fall as interest rates change. Under normal conditions, the target duration of the fixed-income portion of each Horizon Portfolio is approximately 2.5 years, although it may range from 1.5 to
3.5 years depending upon market conditions. "Duration," and the more traditional "average dollar-weighted maturity," are measures of how a fixed income portfolio tend to react to interest rate changes. Each fixed income security held by a Horizon Portfolio has a stated maturity. The stated maturity is the date when the issuer must repay the entire principal amount to an investor. A security's term to maturity is the time remaining to maturity. A security will be treated as having a maturity earlier than its stated maturity date if the security has technical features (such as puts or demand features) or a variable rate of interest that, in the judgment of the investment manager, will result in the security being valued in the market as though it has the earlier maturity. Average dollar-weighted maturity is calculated by averaging the terms to maturity of each fixed income security held by each Horizon Portfolio with each maturity "weighted" according to the percentage of assets that it represents. Unlike average dollar-weighted maturity, duration reflects both principal and interest payments and is designed to measure more accurately a portfolio's sensitivity to incremental changes in interest rates than does average weighted maturity. By way of example, if the duration of a Horizon Portfolio's fixed income securities were two years, and interest rates decreased by 100 basis points ( a basis point is one-hundredth of one percent), the market price of that portfolio of fixed income securities would be expected to increase by approximately 2%.

BLUE CHIP PORTFOLIO. The Blue Chip Portfolio seeks growth of capital and of income. In seeking to achieve its objective, the Portfolio will invest primarily in common stocks of well capitalized, established companies that the Portfolio's investment manager believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the Portfolio will, as a fundamental policy, invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of companies with a market capitalization of at least $1 billion at the time of investment.

In pursuing its objective, the Portfolio will emphasize investments in common stocks of large, well known, high quality companies. Companies of this general type are often referred to as "Blue Chip" companies. "Blue Chip" companies are generally identified by their substantial capitalization, established history of earnings and dividends, easy access to credit, good industry position and superior management structure. "Blue Chip" companies are believed to generally exhibit less investment risk and less price volatility than companies lacking these high quality characteristics, such as smaller, less seasoned companies. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of "Blue Chip" investments should make the market for such stocks attractive to investors both within and outside the United States. The Portfolio will generally attempt to avoid speculative securities or those with significant speculative characteristics.

Examples of "Blue Chip" companies currently eligible for investment by the Portfolio include, but are not limited to, companies such as Pfizer Inc., Merck & Co., Inc., Hewlett-Packard Company, AT&T Company, General Reinsurance, J.P. Morgan & Co., Union Pacific Corporation and PepsiCo, Inc. While the Portfolio's holdings will not be limited to the examples noted and need not contain any specific security, companies of this general quality comprise a relatively small, select group. In general, the Portfolio will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change. Thus, the Portfolio in seeking its objective will endeavor to select its investments from among high quality companies operating in the more attractive industries.

An indicated above, the Portfolio's investment portfolio will normally consist primarily of common stocks. The Portfolio may invest to a more limited extent in preferred stocks, debt securities and securities convertible into or exchangeable for common stocks, including warrants and rights, when they are believed to offer opportunities for growth of capital and of income. The Portfolio may also purchase options, engage in financial futures transactions, purchase foreign securities, engage in related foreign currency transactions and lend its portfolio securities. See "Special Risk Factors--Foreign Securities" and "Investment Techniques" below. The Portfolio may engage in short sales against-the-box, although it is the Portfolio's current intention that no more than 5% of its net assets will be at risk. When, as a result of market conditions affecting "Blue Chip" companies, a defensive position is deemed advisable to help preserve capital, the Portfolio may temporarily invest without limit in high-grade debt securities, securities of the U.S. Government and its agencies, and high quality money market instruments, including repurchase agreements, or retain cash.

The Portfolio does not generally make investments for short-term profits, but it is not restricted in policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions and market prices may dictate and as its investment policy may require.

There are risks inherent in the investment in any security, including shares of the Portfolio. The investment manager attempts to reduce risk through diversification of the Portfolio's holdings and fundamental research; however, there is no guarantee that such efforts will be successful. The investment manager believes that there are opportunities for growth of capital and growth of dividends from investments in "Blue Chip" companies over time. The Portfolio's shares are intended for long-term investment.

GLOBAL INCOME PORTFOLIO. The objective of the Global Income Portfolio is to provide high current income consistent with prudent total return asset management. In seeking to achieve its objective, the Portfolio will invest primarily in investment grade foreign and domestic fixed income securities. In managing the Portfolio's holdings to provide a high level of current income, the investment manager will also be seeking to protect net asset value and to provide investors with a total return, which is measured by changes in net asset value as well as income earned. In so managing the Portfolio's holdings in an effort to reduce volatility and increase returns, the investment manager may, as is discussed more fully below, adjust the Portfolio's holdings across various global markets, maturity ranges, quality ratings and issuers based upon its view of interest rates and other market conditions prevailing throughout the world.

As a global fund, the Portfolio may invest in securities issued by any issuer and in any currency and may hold foreign currency. Under normal market conditions, as a fundamental policy, at least 65% of the Portfolio's assets will be invested in the securities of issuers located in at least three countries, one of which may be the

United States. Securities of issuers within a given country may be denominated in the currency of another country, or in multinational currency units such as the European Currency Unit ("ECU"). Since the Portfolio invests in foreign securities, the net asset value of the Portfolio will be affected by fluctuations in currency exchange rates. See "Special Risk Factors--Foreign Securities" below.

The Portfolio may seek to capitalize on investment opportunities presented throughout the world and in international financial markets influenced by the increasing interdependence of economic cycles and currency exchange rates. Currently, more than 50% of the value of the world's debt securities is represented by securities denominated in currencies other than the U.S. Dollar. Over the past ten years, debt securities offered by certain foreign governments provided higher investment returns than U.S. Government debt securities. Such returns reflect interest rates prevailing in those countries and the effect of gains and losses in the denominated currencies, which have had a substantial impact on investment in foreign fixed income securities. The relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time. The investment manager believes that investment in a global portfolio can provide investors with more opportunities for attractive returns than investment in a portfolio comprised exclusively of U.S. debt securities. Also, the flexibility to invest in fixed income markets around the world can reduce risk since, as noted above, different world markets have often performed, at a given time, in radically different ways.

The Portfolio will allocate its assets among securities of various issuers, geographic regions, and currency denominations in a manner that is consistent with its objective based upon relative interest rates among currencies, the outlook for changes in these interest rates, and anticipated changes in worldwide exchange rates. In considering these factors, a country's economic and political state, including such factors as inflation rate, growth prospects, global trade patterns and government policies, will be evaluated.

It is currently anticipated that the Portfolio's assets will be invested principally within Australia, Canada, Japan, New Zealand, the United States and Western Europe, and in securities denominated in the currencies of these countries or denominated in multinational currency units such as the ECU. The Portfolio may also acquire securities and currency in less developed countries and in developing countries.

The Portfolio may invest in debt securities of supranational entities denominated in any currency. A supranational entity is an entity designated or supported by the national governments of two or more countries to promote economic reconstruction or development. Examples of supranational entities include, among others, the World Bank, the European Investment Bank and the Asian Development Bank. The Portfolio may, in addition, invest in debt securities denominated in the ECU of an issuer in any country (including supranational issuers). The Portfolio is further authorized to invest in "semi-governmental securities," which are debt securities issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction that are not backed by its full faith and credit and general taxing powers.

The Portfolio is authorized to invest in the securities of any foreign or domestic issuer. Investments by the Portfolio in fixed income securities may include obligations issued or guaranteed by United States or foreign governments (including foreign states, provinces and municipalities) or their agencies and instrumentalities; obligations issued or guaranteed by supranational entities; debt obligations of foreign and domestic corporations, banks and other business organizations; and other foreign and domestic debt securities such as convertible securities and preferred stocks, cash and cash equivalents and repurchase agreements. Under normal market conditions, the Portfolio, as a fundamental policy, will invest at least 65%, and may invest up to 100%, of its total assets in fixed income securities. Some of the Portfolio's fixed income securities may be convertible into common stock or be traded together with warrants for the purchase of common stock, and the Portfolio may convert such securities into equities and hold them as equity upon conversion. Investments may include securities issued by enterprises that have undergone or are currently undergoing privatization.

The securities in which the Portfolio may invest will be "investment grade" securities. Investment grade securities are those rated at the time of purchase within the four highest grades assigned by Moody's, S&P or IBCA Limited (including its affiliate IBCA, Inc.) ("IBCA"); or that are unrated but are of comparable quality in the opinion of the investment manager. Most foreign fixed income securities are unrated. The characteristics of the securities held by the Portfolio, such as the maturity and type of issuer, will affect yields and yield differentials, which vary over time.

When the investment manager deems it appropriate to invest for temporary defensive purposes, such as during periods of adverse market conditions, or when relative yields in other securities are not deemed attractive, part or all of the Portfolio's assets may be invested in cash (including foreign currency) or cash equivalent short-term obligations, either rated as high quality or considered to be of comparable quality in the opinion of the investment manager, including, but not limited to, certificates of deposit, commercial paper, short-term notes, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements secured thereby. In particular, for defensive purposes a larger portion of the Portfolio's assets may be invested in U.S. Dollar-denominated obligations to reduce the risks inherent in non-U.S. Dollar-denominated assets.

The Portfolio will not normally engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Portfolio's investment objective. Accordingly, the Portfolio may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

The Portfolio may purchase and sell options on securities, index options, financial futures contracts and options on financial futures contracts, may enter into forward foreign currency exchange contracts, foreign currency options and foreign currency futures contracts and options thereon and may engage in delayed delivery transactions. See "Investment Techniques" below.

GROWTH AND VALUE STOCKS. Certain Portfolios of the Fund intend to invest in growth stocks or value stocks, or a combination thereof. Equity portfolios managed by ZKI typically invest in growth stocks. These include the following
Portfolios: Total Return (stock portion), Growth, International, Small Cap Growth, Value+Growth (growth stock portion), Horizon (growth stock portion) and Blue Chip. Equity portfolios managed by DVA typically invest in value stocks. These include the following Portfolios: Value, Small Cap Value, Value+Growth (value stock portion) and Horizon (value stock portion).

Growth stocks are stocks of companies whose earnings per share are expected by the investment manager to grow faster than the market average. Growth stocks tend to trade at higher price to earnings (P/E) ratios than the general market, but the investment manager believes that the potential of such stocks for above average earnings more than justifies their price. Value stocks are considered "bargain stocks" because they are perceived as undervalued, i.e., attractively priced in relation to their earnings potential (low P/E ratios). Value stocks typically have dividend yields higher than the average of the companies represented in the S&P 500 Stock Index. Typically, stocks of both types will have market capitalizations in excess of $1 billion, except those stocks selected for inclusion in the Small Cap Growth and Small Cap Value Portfolios, which will typically have market capitalizations ranging from approximately $100 million to $1 billion.

In managing growth stocks, ZKI emphasizes stock selection and fundamental research in seeking to enhance long-term performance potential. ZKI considers a number of quantitative and qualitative factors in considering whether to invest in a growth stock including high return on equity and earnings growth rate, low level of debt, strong balance sheet, good management and industry leadership. Other factors considered by ZKI in making its investments in growth stocks are patterns of increasing growth in sales and earnings, the development of new or improved products or services, favorable outlooks for growth in the industry, the probability of increased operating efficiencies, emphasis on research and development, cyclical conditions, or other signs that a company is expected to show greater than average capital appreciation and earnings growth.

In managing value stocks, DVA seeks stocks it believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. The principal factor considered in determining whether a stock is undervalued is P/E ratios.

DVA believes that the risk in owning stocks can be reduced by investing in companies with sound finances whose current market prices are low in relation to earnings. In determining whether a company's finances are sound, DVA considers among other things, its cash position and current ratio (current assets compared to current liabilities) and, in this regard, considers a 2:1 ratio to be favorable. DVA applies quantitative analysis to its research process, and begins by screening a large number of stocks. In selecting among stocks with low P/E ratios, DVA considers other factors such as the following about the issuer: financial strength; book-to-market value; five and ten-year earnings growth rates; five and ten-year dividend growth rates; five and ten-year return on equity; size of institutional ownership; and earnings estimates for the next 12 months.

Fundamental analysis is used on companies that initially look promising. Earnings and cash flow analysis as well as a company's conventional dividend payout ratio are important to this process.

The policies of certain Portfolios of investing in securities that may be out of favor differs from the investment approach followed by many other investment companies. Companies reporting poor earnings, whose businesses are cyclically down, whose prices have declined sharply or that are not widely followed are not typically held by most investment companies. It is DVA's belief, however, that the securities of sound, well-managed companies that may be temporarily out of favor due to earnings declines or other adverse developments are likely to provide a greater total investment return than securities whose prices appear to reflect anticipated favorable developments.

The allocation between growth and value stocks in the Value+Growth and Horizon Portfolios will be made by ZKI's Quantitative Research Department with the help of a proprietary model that evaluates macro-economic factors such as the strength of the economy, interest rates and special factors concerning growth and value stocks. Historically, the performance of growth and value stocks has tended to be counter-cyclical, i.e., when one was in favor, the other was out of favor relative to the equity market in general. Through the allocation process, the investment manager will seek to weight the Portfolio more heavily in the type of stocks that are believed to present greater total return opportunities at the time. The neutral allocation between growth and value stocks would be 50%/50%. Although allocations in favor of growth or value normally would not be expected to exceed 60%, the allocation to growth or value may be up to 75% at any time. Allocation decisions are normally based upon long-term considerations and changes would normally be expected to be gradual. There is no assurance that the allocation process will improve investment results.

SPECIAL RISK FACTORS--HIGH YIELD (HIGH RISK) BONDS. As reflected above, the High Yield Portfolio intends to invest a substantial portion of its assets in fixed income securities offering high current income. Subject to their specific investment objectives and policies as described above, the Total Return, Government Securities, Investment Grade Bond and Horizon Portfolios also may invest a portion of their assets in such securities. Such high yield (high risk) fixed income securities will ordinarily be in the lower rating categories (securities rated below the fourth category) of recognized rating agencies or will be non-rated. Lower rated and non-rated securities, which are commonly referred to as "junk bonds," have widely varying characteristics and quality. These lower rated and non-rated fixed income securities are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

The market values of such securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower rated securities also are more sensitive to economic conditions than are higher rated securities. Adverse publicity and investor perceptions regarding lower rated bonds, whether or not based on fundamental analysis, may depress the prices for such securities. These and other factors adversely affecting the market value of high yield securities will adversely affect a Portfolio's net asset value.

The investment philosophy of the High Yield Portfolio with respect to high yield (high risk) bonds is based upon the premise that over the long term a broadly diversified portfolio of high yield fixed-income securities should, even taking into account possible losses, provide a higher net return than that achievable on a portfolio of higher rated securities. The Portfolio seeks to achieve the highest yields possible while reducing relative risk through (a) broad diversification, (b) credit analysis by the investment manager of the issuers in which the Portfolio invests, (c) purchase of high yield securities at discounts from par or stated value when practicable and (d) monitoring and seeking to anticipate changes and trends in the economy and financial markets that might affect the prices of portfolio securities. The investment manager's judgment as to the "reasonableness" of the risk involved in any particular investment will be a function of its experience in managing fixed income investments and its evaluation of general economic and financial conditions, a specific issuer's business and management, cash flow, earnings coverage of interest and dividends, ability to operate under adverse economic conditions, and fair market value of assets, and of such other considerations as the investment manager may deem appropriate. The investment manager, while seeking maximum current yield, will monitor current corporate developments with respect to portfolio securities and potential investments and to broad trends in the economy. In some circumstances, defensive strategies may be implemented to preserve or enhance capital even at the sacrifice of current yield. Defensive strategies, which may be used singly or in any combination, may include, but are not limited to, investments in discount securities or investments in money market instruments as well as futures and options strategies.

High yield (high risk) securities frequently are issued by corporations in the growth stage of their development. They may also be issued in connection with a corporate reorganization or a corporate takeover. Companies that issue such high yielding securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities. For example, during an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss from default by the issuer is significantly greater for the holders of high yield securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Although some risk is inherent in all securities ownership, holders of fixed income securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in fixed income securities generally entails less risk than an investment in common stock of the same issuer.

A Portfolio may have difficulty disposing of certain high yield (high risk) securities because they may have a thin trading market. Because not all dealers maintain markets in all high yield securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse effect on market price and a Portfolio's ability to dispose of particular issues and may also make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Zero coupon securities and pay-in-kind bonds involve additional special considerations. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently having similar maturities and credit quality. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Portfolio will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Portfolio may obtain no return at all on its investment.

Current federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind bonds (bonds which pay interest through the issuance of additional bonds) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a Portfolio will be required to distribute income accrued with respect to these securities.

Additional information concerning high yield (high risk) securities appears under "Appendix--High Yield Portfolio/Portfolio Composition" in this prospectus and under "Appendix--Ratings of Investments" in the Statement of Additional Information.

SPECIAL RISK FACTORS--FOREIGN SECURITIES. The Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth and Blue Chip Portfolios invest primarily in securities that are publicly traded in the United States; but, they have discretion to invest a portion of their assets in foreign securities that are traded principally in securities markets outside the United States. As a non-fundamental policy, these Portfolios currently limit investment in foreign securities not publicly traded in the United States to 25% of their total assets. The Horizon Portfolios will invest in foreign securities at a target level normally ranging from 20% to 40% of the allocation of each Portfolio to equity securities. See "Horizon Portfolios" above. These Portfolios may also invest without limit in U.S. Dollar denominated American Depository Receipts ("ADRs") which are bought and sold in the United States and are not subject to the preceding limitation. The Value and Small Cap Value Portfolios may invest up to 20% of their assets in securities of foreign companies in the form of ADRs. Foreign securities in which a Portfolio may invest include any type of security consistent with that Portfolio's investment objective and policies. In connection with their foreign securities investments, such Portfolios may, to a limited extent, engage in foreign currency exchange transactions and purchase and sell foreign currency options and foreign currency futures contracts as a hedge and not for speculation. The International and Global Income Portfolios may invest without limit in foreign securities and may engage in foreign currency exchange transactions and may purchase and sell foreign currency options and foreign currency futures contracts. See "Investment Techniques--Options and Financial Futures Transactions--Foreign Currency Transactions." The Money Market Portfolio and Government Securities Portfolio, each within its quality standards, may also invest in securities of foreign issuers. However, such investments will be in U.S. Dollar denominated instruments.

Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks, and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments which could affect investment in these countries.

EMERGING MARKETS. While a Portfolio's investments in foreign securities will principally be in developed countries, a Portfolio may make investments in developing or "emerging" countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Portfolio's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Portfolio may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other needs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of a Portfolio to make intended securities purchases because of settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security because of settlement problems could result in losses to a Portfolio from subsequent declines in value of the portfolio security or, if a Portfolio has entered into a contract to sell the security, it could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose a Portfolio to the risk of losses resulting from the Portfolio's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading in securities may cease or may be substantially curtailed and prices for a Portfolio's securities in such markets may not be readily available. A Portfolio's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees of the Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of a Portfolio. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

FIXED INCOME. Since most foreign fixed income securities are not rated, a Portfolio will invest in foreign fixed income securities based upon the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Portfolio's goals may depend more upon the abilities of the investment manager than would otherwise be the case.

The value of the foreign fixed income securities held by a Portfolio, and thus the net asset value of the Portfolio's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities,
(b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Portfolio's investments in fixed income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Portfolio's investments in foreign fixed income securities, and the extent to which a Portfolio hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed income obligations in which a Portfolio will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Portfolio may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Portfolio. A significant portion of the sovereign debt in which a Portfolio may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

PRIVATIZED ENTERPRISES. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Portfolio's investments in the securities of privatized enterprises include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of a foreign entity, such as a Portfolio of the Fund, to participate in privatizations may be limited by local law, or the price or terms on which a Portfolio of the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Portfolio of the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Portfolio may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

DEPOSITORY RECEIPTS. Investments in securities of foreign issuers may be in the form of American Depository Receipts ("ADRs"). For many foreign securities, there are U.S. Dollar-denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Portfolios avoid currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. Securities of foreign issuers are also available in the form of European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), which are receipts evidencing an arrangement with a bank similar to that for ADRs and are designed for use in European and other foreign securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

GLOBAL INCOME PORTFOLIO. The Global Income Portfolio operates as a "non-diversified" portfolio so that it will be able to invest more than 5% of its assets in the obligations of an issuer, subject to the diversification requirements of Subchapter M of the Internal Revenue Code applicable to the Portfolio. This allows the Global Income Portfolio, as to 50% of its assets, to invest more than 5% of its assets, but not more than 25%, in the fixed income securities of an individual foreign government or corporate issuer. Currently, the Portfolio does not intend to invest more than 5% of its assets in any individual corporate issuer. Since the Portfolio may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified portfolio. See "Investment Restrictions" in the Statement of Additional Information.

As noted above, the Global Income Portfolio may invest in securities that are rated within the four highest grades by S&P, Moody's or IBCA or, if unrated, are of comparable quality as determined by the investment manager. Securities rated within the four highest grades are generally considered to be "investment grade." Like higher rated securities, securities rated in the fourth grade are considered to have adequate capacity to pay principal and interest, although they may have fewer protective provisions than higher rated securities and thus may be adversely affected by severe economic circumstances and are considered to have speculative characteristics. The characteristics of the rating categories are described in the Statement of Additional Information under "Appendix--Ratings of Investments."

SPECIAL RISK FACTORS--SMALL CAP SECURITIES. As reflected above, the Small Cap Growth and Small Cap Value Portfolios intend to invest a substantial portion of their assets in equity securities of small companies, i.e., those having a market capitalization of $1 billion or less at the time of investment. Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation and to involve greater risks of depreciation than securities of companies with larger market capitalizations. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. Since the securities of such companies are not as broadly traded as those of companies with larger market capitalizations, these securities are often subject to wider and more abrupt fluctuations in market price.

Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, a lower degree of liquidity in the markets for such stocks compared to larger capitalization stocks or the market averages in general, and the greater sensitivity of small companies to changing economic conditions. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that the value of the shares of the Small Cap Growth and Small Cap Value Portfolios may be more volatile than the shares of a portfolio that invests in larger capitalization stocks.

THE FUND. The portfolio turnover rates for each Portfolio other than the Money Market, Blue Chip and Global Income Portfolios are listed under "Financial Highlights." Since securities with maturities of less than one year are excluded from portfolio turnover rate calculations, the portfolio turnover rate for the Money Market Portfolio is zero. It is anticipated that, under normal circumstances, the portfolio turnover rate for the Blue Chip and Global Income Portfolios will not exceed 150% and 400%, respectively. Frequency of portfolio turnover will not be a limiting factor should a Portfolio's investment manager deem it desirable to purchase or sell securities. Higher portfolio turnover (over 100%) involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover may result in the realization of greater net short-term capital gains. In order to continue to qualify as a regulated investment company for federal income tax purposes, less than 30% of the annual gross income of a Portfolio must be derived from the sale or disposition of securities and certain other investments held by a Portfolio for less than three months. See "Dividends and Taxes" in the Statement of Additional Information.

The Global Income Portfolio may take full advantage of the entire range of maturities of fixed income securities and may adjust the average maturity of its portfolio from time to time, depending upon its assessment of relative yields on securities of different maturities and its expectations of future changes in interest rates. Thus, the average maturity of the Portfolio's securities may be relatively short (under five years, for example) at some times and relatively long (over 10 years, for example) at other times. Generally, since shorter term debt securities tend to be more stable than longer term debt securities, the Portfolio's average maturity will be shorter when interest rates are expected to rise and longer when interest rates are expected to fall. Since in most foreign markets debt securities generally are issued with maturities of ten years or less, it is currently anticipated that the average maturity of the Portfolio's securities will normally be in the intermediate range (three to ten years).

A Portfolio will not, as a non-fundamental policy, purchase illiquid securities including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% (10% for the Money Market Portfolio) of the Portfolio's net assets, valued at the time of the transactions, would be invested in such securities.

                             INVESTMENT TECHNIQUES

LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements, each Portfolio may lend securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. The Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Portfolio's investment manager to be of good standing, and when the Portfolio's investment manager believes the potential earnings to justify the attendant risk. Management will limit such lending to not more than one-third of the value of a Portfolio's total assets.

OPTIONS AND FINANCIAL FUTURES TRANSACTIONS. Each Portfolio except the Money Market Portfolio may deal in options on securities and securities indices, which options may be listed for trading on a national securities exchange or traded over-the-counter, except that the Value and Small Cap Value Portfolios do not engage in over-the-counter options transactions. The ability to engage in options transactions enables a Portfolio to pursue its investment objective and also to hedge against currency and market risks but is not intended for speculation. In connection with their foreign securities investments, the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Horizon and Global Income Portfolios may also purchase and sell, and the Value+Growth and Blue Chip Portfolios may purchase, foreign currency options.

The Government Securities Portfolio individually may write (sell) covered call options on up to 100% of net assets, may write (sell) secured put options on up to 50% of net assets and may purchase put and call options provided that no more than 5% of net assets may be invested in premiums on such options. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Horizon and Global Income Portfolios may write (sell) covered call and secured put options on up to 25% of net assets and may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options. The Value+Growth and Blue Chip Portfolios may purchase put and call options provided that no more than 5% of its net assets may be invested in premiums on such options.

The Value and Small Cap Value Portfolios are authorized to sell covered call options on all of the stocks they hold. No put option will be sold, however, if as a result, either Portfolio would be obligated to purchase securities whose total value exceeds 50% of its net assets.

Each Portfolio, except the Money Market, Value+Growth and Blue Chip Portfolios may write (sell) covered call options so long as they own securities or other assets that are acceptable for escrow purposes. Also, such Portfolios may write
(sell) secured put options, which means that so long as the Portfolio is obligated as a writer of a put option, it will invest an amount not less than the exercise price of the put option in money market instruments.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by a Portfolio is exercised, the Portfolio foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that a Portfolio may be required to take delivery of the underlying security or other asset at a disadvantageous price.

Over-the-counter traded options ("OTC options") differ from exchange traded options in several respects. Such options are transacted with dealers directly and not with a clearing corporation and there is a risk of non-performance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Portfolio may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities or other assets, and a wider range of expiration dates and exercise prices, than for exchange traded options.

A Portfolio, as part of its option transactions, also may use index options. Through the writing or purchase of index options a Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which a Portfolio owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, a Portfolio bears the risk of a loss on an index option which is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities.

Each Portfolio except the Money Market Portfolio may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A Portfolio will "cover" futures contracts sold by the Portfolio and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Portfolio as described under "Investment Policies and Techniques" in the Statement of Additional Information. In connection with their foreign securities investments, the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios may also engage in foreign currency financial futures transactions. A Portfolio will not enter into any futures contracts or options on futures contracts if the aggregate of the contract value of the outstanding futures contracts of the Portfolio and futures contracts subject to outstanding options written by the Portfolio would exceed 50% of the total assets of the Portfolio.

The Portfolios may engage in financial futures transactions and may use index options as an attempt to hedge against currency and market risks. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of an index. Conversely, where the near-term view is bullish, but a Portfolio is believed to be well positioned for the longer term with a high cash position, the Portfolio can hedge against market increases by entering into futures contracts to buy securities or the cash value of an index. In either case, the use of futures contracts would tend to reduce portfolio turnover and facilitate a Portfolio's pursuit of its investment objective. Also, if a Portfolio owned long-term bonds and interest rates were expected to rise, it could sell financial futures contracts. If interest rates did increase, the value of the bonds in the Portfolio would decline, but this decline would be offset in whole or in part by an increase in the value of the Portfolio's futures contracts. If, on the other hand, long-term interest rates were expected to decline, the Portfolio could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Portfolio could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures market could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. A Portfolio could also experience losses if it could not close out its futures position because of an illiquid secondary market. If any of these events should occur, a Portfolio could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce a Portfolio's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Portfolio may expire worthless, in which case a Portfolio would lose the premium paid therefor.

A Portfolio may engage in futures transactions only on commodities exchanges or boards of trade. A Portfolio will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Portfolio owns or intends to purchase.

FOREIGN CURRENCY TRANSACTIONS. As indicated under "Investment Objectives, Policies and Risk Factors--Special Risk Factors--Foreign Securities," the Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon and Blue Chip Portfolios may invest a limited portion of their assets, and the International and Global Income Portfolios may invest without limit, in securities denominated in foreign currencies. These Portfolios may engage in foreign currency transactions in connection with their investments in foreign securities but will not speculate in foreign currency exchange.

The value of the foreign securities investments of a Portfolio measured in U.S. Dollars (including ADRs) may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. A Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. Dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Portfolio is able to protect itself against a possible loss between trade and settlement date resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. A Portfolio may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. In this situation the International and Global Income Portfolios may, instead, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount when the investment manager believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedge"). The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

The Portfolios will not speculate in foreign currency exchange. A Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets
(a) denominated in that currency or (b), in the case of a "cross-hedge" for the International and Global Income Portfolios, denominated in a currency or currencies that the Fund's investment manager believes will have price movements that closely correlate with that currency. The Fund's custodian bank segregates cash or liquid securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. The Portfolios do not intend to enter into such forward contracts if they would have more than 15% of the value of their total assets committed to such contracts. A Portfolio generally does not enter into a forward contract with a term longer than one year.

DERIVATIVES. In addition to options, financial futures and foreign currency transactions, consistent with its objective, each Portfolio may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a currency ("derivatives"). Derivatives are most often used in an effort to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). There is no guarantee that these results can be achieved through the use of derivatives. The types of derivatives used by each Portfolio and the techniques employed by the Portfolio's investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

SPECIAL RISK FACTORS--OPTIONS, FUTURES, FOREIGN CURRENCIES AND OTHER DERIVATIVES. The Statement of Additional Information contains further information about the characteristics, risks and possible benefits of options, futures, foreign currency and other derivative transactions. See "Investment Policies and Techniques" in the Statement of Additional Information. The principal risks are: (a) possible imperfect correlation between movements in the prices of options, currencies, futures or other derivatives contracts and movements in the prices of the securities or currencies hedged, used for cover or that the derivatives intended to replicate; (b) lack of assurance that a liquid secondary market will exist for any particular option, futures, foreign currency or other derivatives contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the investment manager; (e) the possible need to defer closing out certain options, futures or other derivative contracts in order to continue to qualify for beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code; and (f) the possible non-performance of the counter-party to the derivative contract.

DELAYED DELIVERY TRANSACTIONS. The Total Return, High Yield, Growth, Government Securities, Investment Grade Bond, Horizon and Global Income Portfolios may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transactions. The value of fixed yield securities to be delivered in the future will fluctuate as interest rates vary. Because a Portfolio must set aside cash or other liquid securities to satisfy its commitments to purchase when-issued or delayed delivery securities, flexibility to manage the Portfolio's investments may be limited if commitments to purchase when-issued or delayed delivery securities were to exceed 25% of the value of its assets.

To the extent a Portfolio engages in when-issued or delayed delivery transactions, it will generally do so for the purpose of acquiring portfolio securities consistent with the Portfolio's investment objective and policies. A Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. In some instances, the third-party seller of when-issued or delayed delivery securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Portfolio may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Portfolio to "roll over" its purchase commitment, the Portfolio may receive a negotiated fee.

REPURCHASE AGREEMENTS. Each Portfolio may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Portfolio's holding period. The investment manager will evaluate the creditworthiness of all entities with which the Portfolio intends to engage in repurchase agreements pursuant to procedures adopted by the Board of Trustees of the Fund. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the Portfolios' limitations on illiquid securities.

SECTION 4(2) PAPER. Subject to its investment objectives and policies, a Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund's investment managers consider the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the particular Portfolio on illiquid securities. The Fund's investment managers monitor the liquidity of each Portfolio's investments in Section 4(2) paper on a continuing basis.

COLLATERALIZED OBLIGATIONS. Subject to its investment objectives and policies, a Portfolio may purchase collateralized obligations, including interest only ("IO") and principal only ("PO") securities. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. Government securities or other assets. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. Collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality, such as the Federal Home Loan Mortgage Corporation, are considered U.S. Government securities for purposes of this prospectus. Privately-issued collateralized obligations collateralized by a portfolio of U.S. Government securities are not direct obligations of the U.S. Government or any of its agencies or instrumentalities and are not considered U.S. Government securities for purposes of this prospectus. A variety of types of collateralized obligations are available currently and others may become available in the future.

Since the collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yield. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. With respect to interest only and principal only securities, an investor has the option to select from a pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

A Portfolio, other than the Money Market Portfolio, may invest in collateralized obligations whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate collateralized obligations and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index upon which rate adjustments are based. As a result, the yield on an inverse floater will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

Additional information concerning collateralized obligations is contained in the Statement of Additional Information under "Investment Policies and Techniques--Collateralized Obligations."

                                NET ASSET VALUE

ALL PORTFOLIOS (OTHER THAN THE MONEY MARKET PORTFOLIO). The net asset value per share is determined by calculating the total value of a Portfolio's assets, deducting total liabilities, and dividing the result by the number of shares outstanding of such Portfolio. Portfolio securities traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale price available, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Trustees or its delegates. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options, financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded fixed income options are valued based upon current prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world; the calculation of net asset value does not necessarily take place contemporaneously with the determination of the prices of a Portfolio's foreign securities, which may be made prior to the determination of net asset value. For purposes of determining a Portfolio's net asset value, any assets and liabilities initially expressed in foreign currency values will be converted into U.S. Dollar values at the mean between the bid and offered quotations of such currencies against U.S. Dollars as last quoted by a recognized dealer. If an event were to occur, after the value of a security was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued using fair value determinations by the Board of Trustees or its delegates. On each day the New York Stock Exchange ("Exchange") is open for trading, the net asset value is determined as of the earlier of 3:00 p.m. Central time or the close of the Exchange, except that the net asset value will not be computed on a day in which no order to purchase shares was received or no shares were tendered for redemption.

MONEY MARKET PORTFOLIO. The net asset value per share of the Money Market Portfolio is determined at 11:00 a.m. and as of the earlier of 3:00 p.m. Central time or the close of the Exchange on each day the Exchange is open for trading, except that the net asset value will not be computed on a day in which no orders to purchase shares were received or no shares were tendered for redemption. The net asset value per share is determined by dividing the total assets of the Portfolio minus its liabilities by the total number of its shares outstanding. The net asset value per share of the Money Market Portfolio is ordinarily $1.00 calculated at amortized cost in accordance with Rule 2a-7 under the 1940 Act. While this rule provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would have received if all its investments were sold. Under the direction of the Board of Trustees, certain procedures have been adopted to monitor and stabilize the price per share for the Portfolio. Calculations are made to compare the value of its investments valued at amortized cost with market-based values. Market-based values will be obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments or government securities published by reputable sources at the mean between the bid and asked prices for the instruments. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based quotations, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Money Market Portfolio purchases only securities with a maturity of one year or less and maintains a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Money Market Portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7.

                            PURCHASE AND REDEMPTION

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to VLI and VA contracts. The shares of all Portfolios are each purchased and redeemed at the net asset value of each Portfolio's shares determined that same day or, in the case of an order not resulting automatically from VLI and VA contract transactions, next determined after an order in proper form is received. An order is considered to be in proper form if it is communicated by telephone or wire by an authorized employee of the Participating Life Insurance Company.

From time to time, the Fund may temporarily suspend the offering of shares of one or more of its Portfolios. During the period of such suspension, shareholders of such Portfolio are normally permitted to continue to purchase additional shares and to have dividends reinvested.

The Fund seeks to have its Money Market Portfolio as fully invested as possible at all times in order to achieve maximum income. Since the Money Market Portfolio will be investing in instruments which normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), the Fund has adopted certain procedures for the convenience of its shareholders and to ensure that the Money Market Portfolio receives investable funds.

No fee is charged the shareholders when they purchase or redeem Portfolio shares.

                              DIVIDENDS AND TAXES

DIVIDENDS FOR MONEY MARKET PORTFOLIO. The Money Market Portfolio's net investment income is declared as a dividend daily. Shareholders will receive dividends monthly in additional shares. If a shareholder withdraws its entire account, all dividends accrued to the time of withdrawal will be paid at that time.

DIVIDENDS FOR ALL PORTFOLIOS EXCEPT MONEY MARKET PORTFOLIO. The Fund normally follows the practice of declaring and distributing substantially all the net investment income and any net short-term and long-term capital gains of these Portfolios at least annually.

TAXES. Under the current Internal Revenue Code ("Code"), Participating Insurance Companies are taxed as life insurance companies and the operations of their separate accounts are taxed as part of their total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the values of VLI or VA contracts. Tax consequences to VLI or VA contract holders are described in the separate prospectuses issued by the Participating Insurance Companies.

Each Portfolio intends to continue to qualify (or, for each of the Blue Chip and Global Income Portfolios, intend to qualify) as a regulated investment company under subchapter M of the Code. As a result, with respect to any fiscal year in which a Portfolio distributes all its net investment income and net realized capital gains, that Portfolio will not be subject to federal income tax. Subchapter M includes other requirements relating to the diversification of investments. Subchapter M's diversification requirements are in addition to diversification requirements under Section 817(h) of the Code and the 1940 Act. Each applicable law's diversification requirement could require the sale of assets of a Portfolio, which could have an adverse impact on the net asset value of such Portfolio.

The preceding is a brief summary of certain of the relevant tax considerations. The Statement of Additional Information includes a more detailed discussion. This discussion is not intended, even as supplemented by the Statement of Additional Information, as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                   CAPITAL STRUCTURE AND GENERAL INFORMATION

The Fund was organized as a business trust under the laws of Massachusetts on January 22, 1987. On May 1, 1997, the Fund changed its name from "Kemper Investors Fund" to "Investors Fund Series." The Fund may issue an unlimited number of shares of beneficial interest all having no par value. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory contract. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees. The Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions.

On November 3, 1989, KILICO Money Market Separate Account, KILICO Total Return Separate Account, KILICO Income Separate Account and KILICO Equity Separate Account (collectively, the Accounts), which were separate accounts organized as open-end management investment companies, were restructured into one continuing separate account (KILICO Variable Annuity Separate Account) in unit investment trust form with subaccounts investing in corresponding Portfolios of the Fund. An additional subaccount also was created to invest in the Fund's Government Securities Portfolio. The restructuring and combining of the Accounts is referred to as the Reorganization. In connection with the Reorganization, approximately $550,000,000 in assets was added to the Fund (which at that time consisted of approximately $6,000,000 in assets). Because the assets added to the Fund as a result of the Reorganization were significantly greater than the existing assets of the Fund, the per share financial highlights of the Money Market, Total Return, High Yield and Growth Portfolios in this Prospectus reflect the Accounts as the continuing entities.

Information about the Portfolios' investment performance is contained in the Fund's 1996 Annual Report to Shareholders, which may be obtained without charge from the Fund.

Shareholder inquiries should be made by writing the Fund at the address shown on the front cover of this Prospectus.

                              INVESTMENT MANAGERS


INVESTMENT MANAGERS. Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606, is the investment manager of each Portfolio other than the Value and Small Cap Value Portfolios and provides each with continuous professional investment supervision. ZKI is one of the largest investment managers in the country and has been engaged in the management of investment funds for more than forty-eight years. ZKI and its affiliates, including Dreman Value Advisors, Inc., provide investment advice and manage investment portfolios for the Kemper Funds, other investment companies, affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $80 billion under management. ZKI and its affiliates act as investment adviser for 32 open-end and seven closed-end investment companies, with 82 separate investment portfolios representing more than 2.5 million shareholder accounts. ZKI is an indirect subsidiary of Zurich Insurance Company, an internationally recognized provider of financial services in property/casualty and life insurance, reinsurance and asset management.


Dreman Value Advisors, Inc. ("DVA"), 280 Park Avenue 40th Floor, New York, New York 10017, a wholly owned subsidiary of ZKI, is the investment manager of the Value and Small Cap Value Portfolios and provides each with continuous professional investment supervision. DVA is also the sub-adviser for the Value+Growth, Horizon 20+, Horizon 10+ and Horizon 5 Portfolios. Under the terms of its Sub-Advisory Agreement with ZKI, DVA will manage the value portion of each of these Portfolios and will provide such other investment advice, research and assistance as ZKI may, from time to time, reasonably request. DVA, which was formed in October 1994, has served as the investment manager for mutual funds and certain institutional accounts since August, 1995, when it acquired substantially all the assets of Dreman Value Management, L.P. ("DVMLP"), an investment manager that had advised mutual funds since 1988. DVA has approximately $2 billion under management.

Responsibility for overall management of the Fund rests with the Board of Trustees and officers of the Fund. Professional investment supervision is provided by ZKI (DVA for the Value and Small Cap Value Portfolios). The investment management agreement with ZKI provides that ZKI act as investment adviser for each Portfolio other than the Value and Small Cap Value Portfolios, manage its investments and provide it with various services and facilities. For its services, ZKI is paid a management fee based upon the average daily net assets of such Portfolios, as follows: Money Market (.50%), Total Return (.55%), High Yield (.60%), Growth (.60%), Government Securities (.55%), International (.75%), Small Cap Growth (.65%), Investment Grade Bond (.60%), Value+Growth (.75%), Horizon 20+ (.60%), Horizon 10+ (.60%), Horizon 5 (.60%), Blue Chip
(.65%) and Global Income (.75%). DVA serves as the investment manager for the Value and Small Cap Value Portfolios and is paid a management fee at an annual rate of .75% of the average daily net assets of these Portfolios. DVA also serves as sub-adviser for the Value+Growth and Horizon Portfolios. ZKI pays DVA for its services as sub-adviser for the Value+Growth Portfolio a sub-advisory fee, payable monthly, at an annual rate of .25% of the average daily net assets of that Portfolio. ZKI also pays DVA a sub-advisory fee, payable monthly, at an annual rate of .25% of the portion of the average daily net assets of each Horizon Portfolio allocated by ZKI to DVA for management.

ZKI uses the services of Zurich Investment Management Limited ("ZIML"), 1 Fleet Place, London, U.K. EC4M 7RQ, an affiliate of ZKI, as a sub-adviser for the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios. ZIML is an indirect subsidiary of Zurich Insurance Company and has served as sub-adviser for mutual funds since December, 1996 and investment adviser for certain institutional accounts since August, 1988. Under the terms of the Sub-Advisory Agreement between ZIML and ZKI for the Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon and Blue Chip Portfolios, ZIML renders investment advisory and management services with regard to that portion of a Portfolio's assets as may be allocated by ZKI to ZIML from time to time for management of foreign securities, including foreign currency transactions and related investments. Under the terms of the Sub-Advisory Agreement between ZIML and ZKI for the International and Global Income Portfolios, ZIML renders investment advisory and management services with regard to that portion of the Portfolio's assets as may be allocated by ZKI to ZIML from time to time for management, including services related to foreign securities, foreign currency transactions and related investments. ZKI pays ZIML for its services a sub-advisory fee, payable monthly at the following annual rates applied to the portion of the average daily net assets of the applicable Portfolio allocated by ZKI to ZIML for management: .35% for the Growth, International, Small Cap Growth, Total Return, Value+Growth, Horizon and Blue Chip Portfolios; and .30% for the High Yield, Investment Grade Bond and Global Income Portfolios.

Frank J. Rachwalski, Jr. is the portfolio manager of the Money Market Portfolio. He has served in this capacity since the Portfolio commenced operations in 1982. Mr. Rachwalski joined ZKI in January 1973 and is currently a Senior Vice President of ZKI and a Vice President of the Fund. He received a B.B.A. and an M.B.A. from Loyola University, Chicago, Illinois.

Dennis H. Ferro is a Managing Director of ZIML and the portfolio manager for the International Portfolio and has served in this capacity since March 1994. Prior to joining ZIML, Mr. Ferro was President and Chief Investment Officer of an international investment advisory firm. He received a B.A. in Political Science from Villanova University, Villanova, Pennsylvania and an MBA in Finance from St. Johns University, Jamaica, New York. Mr. Ferro is a Chartered Financial Analyst.

Michael A. McNamara (since 1990) and Harry E. Resis, Jr. (since 1993) are the co-managers of the High Yield Portfolio. Mr. McNamara joined ZKI in February 1972 and is currently a Senior Vice President of ZKI and a Vice President of the Fund. He received a B.S. in Business Administration from the University of Missouri, St. Louis, Missouri, and an M.B.A. in Finance from Loyola University, Chicago, Illinois. Mr. Resis joined ZKI in 1988 and is currently a First Vice President of ZKI and a Vice President of the Fund. He received a B.A. in Finance from Michigan State University, Lansing, Michigan. Mr. Resis holds a number of NYSE and NASD licenses.

Steven H. Reynolds has been the portfolio manager of the Growth Portfolio since September, 1995. Mr. Reynolds joined ZKI in September, 1995 as an executive vice president and Chief Investment Officer--Equities and he is a Vice President of the Fund. Immediately prior to joining ZKI, he was a senior vice president and equity portfolio manager of an investment advisory firm; and prior thereto, he was a senior vice president, managing director and head of active equities at a national bank. Mr. Reynolds received a bachelor's degree from Johns Hopkins University, Baltimore, Maryland and an M.B.A. in finance from the University of Virginia, Charlottesville, Virginia.

J. Patrick Beimford, Jr. is a co-manager of the Government Securities Portfolio and has served as portfolio manager or co-manager since October, 1995. Mr. Beimford joined ZKI in April, 1976 and is currently an executive vice president and Chief Investment Officer--Fixed Income Investments of ZKI and a Vice President of the Fund. He received a B.S.I.M. in Business from Purdue University, West Lafayette, Indiana, and an M.B.A. in Finance from the University of Chicago, Chicago, Illinois. Mr. Beimford is a Chartered Financial Analyst. Richard L. Vandenberg has been a co-portfolio manager of the Government Securities Portfolio since March, 1996. Mr. Vandenberg joined ZKI in March, 1996 and is a Vice President of the Fund. Immediately prior to joining ZKI, he was a senior vice president and portfolio manager of an investment management firm. He received a B.B.A. and M.B.A., both in Finance, Investments and Banking, from the University of Wisconsin, Madison, Wisconsin.

Gary A. Langbaum is a co-manager of the Total Return Portfolio and has served as portfolio manager or co-manager since February 1995. Mr. Langbaum joined ZKI in 1988 and is an executive vice president of ZKI. He received a B.A. in Finance from the University of Maryland, College Park, Maryland. Maureen P. Lentz has been a co-manager of the Total Return Portfolio since January 1997. Ms. Lentz joined ZKI in November 1994 and is a Vice President at ZKI. Prior to joining ZKI, she was a vice president of an unaffiliated investment management firm. Ms. Lentz received a B.S. in economics from John Carrol University and an M.B.A. in finance and marketing from Case Western Reserve University in Cleveland, Ohio.

Kurt R. Stalzer has been a co-manager of the Small Cap Growth Portfolio since he joined ZKI in January 1997 and is a senior vice president at ZKI. Prior to joining ZKI, Mr. Stalzer was a senior portfolio manager for an unaffiliated investment management company. Mr. Stalzer received a B.B.A. in finance and accounting from the University of Michigan. David H. Burshtan has been a co-manager of the Small Cap Growth Portfolio since January 1997. He joined ZKI in 1995 and is a Vice President at ZKI. Immediately prior to joining ZKI, Mr. Burshtan was employed as a senior international securities analyst, and prior thereto as a senior portfolio manager for an unaffiliated investment management company. Mr. Burshtan received a B.A. in economics from Brown University and an M.B.A. in finance from the University of Chicago.

Steven T. Stokes and Christian C. Bertelsen have been the co-managers of the Small Cap Value Portfolio since July, 1996. Mr. Stokes joined DVA in April, 1996 and is currently a Managing Director of DVA. Prior thereto, he served as a portfolio manager for an unaffiliated investment management firm. Mr. Stokes received a B.S. degree in Finance from State University of New York at New Paltz and is a Chartered Financial Analyst. Mr. Bertelsen joined DVA in March, 1996 as Chief Investment Officer. Prior to joining DVA, he served from April, 1993 as a senior vice president and a portfolio manager for an unaffiliated investment management firm. Prior thereto, he was a senior vice president of another unaffiliated investment management firm. Mr. Bertelsen received a B.A. degree from Boston University, Boston, Massachusetts.

Thomas Sassi has been the portfolio manager of the Value Portfolio since January 1997. Mr. Sassi joined DVA in August 1996 and is a Managing Director at DVA and Director of Research. Prior to joining DVA, he was a consultant with a consulting firm. Mr. Sassi received a B.B.A. in management and economics and an M.B.A. in Finance from Hofstra University in New York City, New York.

Robert Cessine has been the portfolio manager of the Investment Grade Bond Portfolio since its inception in May, 1996. Mr. Cessine joined ZKI in 1993 and is a Senior Vice President of ZKI and director of investment grade corporate and sovereign bond research. Before joining ZKI in 1993, Mr. Cessine was a senior corporate bond analyst and chairman of the bond selection committee of an investment management company. He received a B.S. in Economics from the University of Wisconsin, Madison, Wisconsin, an M.S. in Agricultural and Resource Economics from the University of Maryland, Baltimore/College Park, Maryland and an M.S. in Finance from the University of Wisconsin, Madison, Wisconsin. Mr. Cessine is a Chartered Financial Analyst.


Daniel J. Bukowski and William M. Knapp have been the co-managers of the Horizon 20+, Horizon 10+ and Horizon 5 Portfolios since April, 1997. Messrs. Bukowski and Knapp are responsible for managing the asset mix of each of these Portfolios. They are assisted in managing the various asset classes by investment personnel who specialize in certain areas. For the value portion of the U.S. equities portion of each of these Portfolios, asset management is performed by DVA as sub-adviser. Mr. Bukowski joined ZKI in 1989 and is a senior vice president and Director of Quantitative Research at ZKI and a Vice President of the Fund. Mr. Bukowski received a B.A. in Statistics and an M.B.A. in Finance from the University of Chicago, Chicago, Illinois. Mr. Knapp joined ZKI in 1992 and is a first vice president at ZKI. Prior to joining ZKI he served as an officer with an unaffiliated investment management company. He received a B.S. in economics from Drake University and an M.S. and Ph.D. in industrial organization and finance from the University of Wisconsin-Madison.



Daniel J. Bukowski has been a co-manager of the Value+Growth Portfolio since its inception in May, 1996. William M. Knapp has been a co-manager of the Value+Growth Portfolio since January 1997. See above for biographical information regarding Messrs. Bukowski and Knapp.


Tracy McCormick Chester has been the portfolio manager of the Blue Chip Portfolio since its inception in May, 1997. Ms. Chester joined ZKI in September 1994 and is a senior vice president of ZKI. Prior to joining ZKI, she was a senior vice president and portfolio manager for an investment management company; and prior thereto, she managed private accounts. She received a B.A. and an M.B.A. in finance from Michigan State University, East Lansing, Michigan.

Gordon K. Johns and J. Patrick Beimford, Jr. are the co-managers of the Global Income Portfolio. Mr. Johns and Mr. Beimford have served in this capacity since the Portfolio commenced operations in May, 1997. Mr. Johns joined ZIML in September 1988 and is a Managing Director of ZIML. He received a B.A. in law from Balliol College in Oxford, United Kingdom. See above for biographical information regarding Mr. Beimford.

CUSTODIAN AND TRANSFER AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the Fund maintained in the United States. The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245, as custodian, has custody of all securities and cash held outside the United States. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the Fund's transfer agent and dividend-paying agent.

PORTFOLIO TRANSACTIONS. ZKI, DVA and ZIML place all orders for purchases and sales of a Portfolio's securities. Subject to seeking best execution of orders, they may consider sales of shares of the Fund and other funds managed by ZKI or its affiliates or variable life insurance and variable annuity contracts funded by the Fund as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.

Each Portfolio pays its respective fees and expenses of independent auditors, counsel, custodian, the cost of reports and notices to owners of VLI and VA contracts, brokerage commissions or transaction costs, taxes and registration fees.

                                  DISTRIBUTOR

Zurich Kemper Distributors, Inc. ("ZKDI"), 222 South Riverside Plaza, Chicago, Illinois 60606 an affiliate of ZKI and DVA, serves as distributor and principal underwriter for the Fund pursuant to an underwriting agreement. ZKDI bears all its expenses of providing services pursuant to the agreement. ZKDI provides for the preparation of advertising or sales literature, and bears the cost of printing and mailing prospectuses to persons other than shareholders. ZKDI bears the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of Massachusetts and the Fund bears the expense of registering its shares with the Securities and Exchange Commission. ZKDI will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws, a portion of the toll free telephone service and of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a plan pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan") is in effect that provides that the Fund shall bear some or all of such expenses.

ZKDI currently offers shares of each Portfolio of the Fund continuously to the separate accounts of Participating Insurance Companies where permitted by applicable law. The underwriting agreement provides that ZKDI accepts orders for shares at net asset value, as no sales commission or load is charged. ZKDI has made no firm commitment to acquire shares of the Fund.

NOTE: Although the Fund does not currently have a 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that the Fund will also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement, and the Fund or a third party will pay those fees and expenses not specifically allocated to ZKDI in the underwriting agreement.

APPENDIX-- HIGH YIELD PORTFOLIO
          PORTFOLIO COMPOSITION

The table below reflects the composition by quality rating of the investment portfolio of the High Yield Portfolio. Percentages for the Portfolio reflect the net asset weighted average of the percentage for each category on the last day of each month in the 12 month period ended December 31, 1996. The table reflects the percentage of net assets represented by fixed income securities rated by Moody's or S&P, by non-rated fixed income securities and by other assets. The percentage shown reflects the higher of the Moody's or S&P rating. U.S. Government securities, whether or not rated, are reflected as Aaa and AAA (highest quality). Cash equivalents include money market instruments, repurchase agreements, net payables and receivables, U.S. Treasuries with a maturity of one year or less and cash. Other assets include options, financial futures contracts and equity securities. As noted under "Investment Objectives, Policies and Risk Factors," the High Yield Portfolio invests in high yielding, fixed income securities without relying upon published ratings. The allocations in the table are not necessarily representative of the composition of the Portfolio at other times. Portfolio composition will change over time.

    END OF THE MONTH COMPOSITION OF PORTFOLIO BY QUALITY AS A PERCENTAGE OF
                    NET ASSETS (JANUARY 1996--DECEMBER 1996)

                                                 HIGH
             MOODY'S/S&P RATING                  YIELD                       GENERAL DESCRIPTION
              OR OTHER CATEGORY                PORTFOLIO                       OF BOND QUALITY
             ------------------                ---------                     -------------------
Cash Equivalents.............................          6%
Aaa/AAA......................................          1      Highest quality
Aa/AA........................................          0      High quality
A/A..........................................          1      Upper medium grade
Baa/BBB......................................          0      Medium grade
Ba/BB........................................         21      Some speculative elements
B/B..........................................         62      Speculative
Caa/CCC......................................          4      More speculative
Ca/CC, C/C...................................          0      Very speculative
D............................................          0      In default
Non-rated, Not in Default....................          3
Non-rated, In Default........................          0
Other Assets.................................          2
Net Assets...................................        100%

The description of each bond quality category set forth in the table above is intended to be a general guide and not a definitive statement as to how Moody's and S&P define such rating category. A more complete description of the rating categories is set forth under "Appendix--Ratings of Investments" in the Statement of Additional Information. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

Shares of Investors Fund Series are available exclusively as pooled funding vehicles for the variable life insurance and variable annuity contracts of Participating Insurance Companies.

This prospectus must be preceded or accompanied by a prospectus for the variable life insurance or variable annuity contract.


PROSPECTUS MAY 1, 1997

INVESTORS
FUND
SERIES


Investors Fund Series
2222 South Riverside Plaza
Chicago, IL  60606
1-800-778-1482



ANN-1A 5/97

                             KEMPER INVESTORS FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                                                                LOCATION IN STATEMENT OF
                    ITEM NUMBER                                  ADDITIONAL INFORMATION
                   OF FORM N-1A                                 ------------------------
10.  Cover Page...............................    Cover Page

11.  Table of Contents........................    Table of Contents

12.  General Information and History..........    Inapplicable

13.  Investment Objectives and Policies.......    Investment Restrictions; Investment Policies and
                                                  Techniques; Appendix--Ratings of Investments
14.  Management of the Fund...................    Investment Managers and Distributor;
                                                  Officers and Trustees

15.  Control Persons and Principal Holders of
     Securities...............................    Officers and Trustees

16.  Investment Advisory and Other Services...    Investment Managers and Distributor

17.  Brokerage Allocation and Other
     Practices................................    Portfolio Transactions; Investment Managers and
                                                  Distributor

18.  Capital Stock and Other Securities.......    Dividends and Taxes; Shareholder Rights

19.  Purchase, Redemption and Pricing of
     Securities Being Offered.................    Purchase and Redemption of Shares

20.  Tax Status...............................    Dividends and Taxes

21.  Underwriters.............................    Investment Managers and Distributor

22.  Calculation of Performance Data..........    Inapplicable

23.  Financial Statements.....................    Financial Statements; Report of Independent Auditors;
                                                  Statement of Net Assets

                      STATEMENT OF ADDITIONAL INFORMATION
                                  MAY 1, 1997

                             INVESTORS FUND SERIES
               222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606
                                 1-800-621-1048

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Investors Fund Series (the "Fund") dated May 1, 1997. The prospectus may be obtained without charge from the Fund.

                               ------------------

                               TABLE OF CONTENTS


                                                              PAGE
Investment Restrictions.....................................  B-1

Investment Policies and Techniques..........................  B-8

Portfolio Transactions......................................  B-15

Investment Managers and Distributor.........................  B-17

Purchase and Redemption of Shares...........................  B-19

Officers and Trustees.......................................  B-20

Dividends and Taxes.........................................  B-22

Shareholder Rights..........................................  B-23

Report of Independent Auditors (April 22, 1997).............  B-25

Statement of Net Assets (April 22, 1997)....................  B-26

Appendix--Ratings of Investments............................  B-27


The financial statements appearing in the Fund's Annual Report for the fiscal year ended December 31, 1996 are incorporated herein by reference. Such Report accompanies this Statement of Additional Information.

ANN-13 5/97    (LOGO)printed on recycled paper

                            INVESTMENT RESTRICTIONS

The Fund has adopted for each Portfolio certain fundamental investment restrictions which, together with the investment objective and policies of each Portfolio, cannot be changed for a Portfolio without approval by a majority of the outstanding voting shares of that Portfolio. As defined in the Investment Company Act of 1940 ("1940 Act"), this means the lesser of the vote of (a) 67% of the shares of a Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Portfolio. In addition to the fundamental investment restrictions, each Portfolio has certain non-fundamental investment restrictions, which can be changed by the Board of Trustees without shareholder approval.

The following fundamental investment restrictions apply to each of the Money Market, Total Return, High Yield, Growth and Government Securities Portfolios except as indicated to the contrary. The Portfolio may not:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government or its agencies or instrumentalities) if, as a result, more than five percent (5%) of the Portfolio's total assets would be invested in securities of that issuer. For the High Yield Portfolio only, the restriction is as follows: "With respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
     (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer."

     (2) Except for the High Yield Portfolio, purchase more than ten percent (10%) of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

     (3) For the Money Market Portfolio only, enter into repurchase agreements if, as a result thereof, more than ten percent (10%) of the Portfolio's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven (7) days.

     (4) Make loans to others (except the purchase of debt obligations or repurchase agreements or by lending its Portfolio securities) in accordance with its objective and policies.

     (5) Borrow money except from a bank as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third ( 1/3) of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three (3) times the amount of its indebtedness from money borrowed, the Portfolio will reduce, within three (3) business days, its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes. The Portfolio will not purchase any investments while borrowings are outstanding.

     (6) Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Total Return, High Yield, Growth and Government Securities Portfolios may make margin deposits in connection with financial futures and options transactions.

     (7) Concentrate more than 25% of a Portfolio's net assets in any one industry; provided, however, that the Money Market Portfolio intends, under normal conditions, to invest more than 25% of its net assets in instruments issued by banks in accordance with its investment objective and policies. There is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

     (8) For the Money Market Portfolio only, invest more than five percent (5%) of the Portfolio's total assets in securities restricted as to disposition under the Federal securities laws.

     (9) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate; provided that the Total Return, High Yield and Growth Portfolios may purchase foreign currency on a spot basis (in cash).

     (10) Purchase securities of other investment companies, except as permitted under the 1940 Act including in connection with a merger, consolidation, reorganization or acquisition of assets.

     (11) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the Federal securities laws, in connection with the disposition of portfolio securities.

     (12) Issue senior securities except as permitted under the 1940 Act.

     (13) For the Money Market Portfolio only, write, purchase or sell puts, calls or combinations thereof.

     (14) For the Total Return, High Yield and Growth Portfolios only, engage in put or call option transactions; except it may write (sell) put or call options on up to 25% of its net assets and may purchase put and call options if no more than 5% of its net assets would be invested in premiums on put and call options, combinations thereof or similar options; and it may buy and sell options on financial futures contracts.

The following non-fundamental investment restrictions apply to each of the Money Market, Total Return, High Yield, Growth and Government Securities Portfolios except as indicated to the contrary. The Portfolio may not:

     (1) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Fund or its investment adviser own beneficially more than .50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (2) Except for the Money Market Portfolio, invest more than 15% of its net assets in illiquid securities.

     (3) For the Money Market Portfolio only, invest more than 10% of its net assets in illiquid securities.

     (4) Invest for the purpose of exercising control or management of another issuer.

     (5) Invest in oil, gas or other mineral exploration or developmental programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

The following fundamental investment restrictions apply to the International Portfolio. The International Portfolio may not:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States or any foreign government or their agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer. With respect to 75% of its assets, the Portfolio will limit its investments in the securities of any one foreign government issuer to 5% of the Portfolio's total assets.

     (2) Purchase more than 10% of any class of securities of any issuer except securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities. All debt securities are considered as one class and all preferred stocks are considered as one class.

     (3) Lend money provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations in accordance with its objective and policies are not prohibited.

     (4) Borrow money except for temporary or emergency purposes (but not for the purpose of purchase of investments) and then only in an amount not to exceed 5% of the Portfolio's net assets; or pledge the

     Portfolio's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowing secured thereby.

     (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with financial futures and options transactions.

     (6) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Portfolio's net assets; nor may it purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (7) Concentrate more than 25% of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry. This limitation shall not apply to obligations issued by the U.S. Government or its agencies or instrumentalities.

     (8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts and may enter into foreign currency transactions; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (9) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (i) 3% of the total outstanding voting stock of such company is owned by the Fund, (ii) 5% of the Fund's total assets would be invested in any one such company, and (iii) 10% of the Fund's total assets would be invested in such securities.

     (10) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities. The Fund may buy and sell securities outside the United States which are not registered with the Securities and Exchange Commission or marketable in the United States.

     (11) Issue senior securities except as permitted under the 1940 Act.

The following non-fundamental investment restrictions apply to the International Portfolio. The International Portfolio may not:

     (1) Invest more than 5% of the Portfolio's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation.

     (2) Invest more than 15% of its net assets in illiquid securities.

     (3) Purchase or retain the securities or any issuer if any of the officers, trustees or directors of the Fund or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (4) Invest for the purpose of exercising control or management of another issuer.

     (5) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

The following fundamental investment restrictions apply to each of the Small Cap Growth, Investment Grade Bond, Value, Small Cap Value, Value+Growth and Horizon Portfolios except as indicated to the contrary. The Portfolio may not:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer; except that, for the Value and Small Cap Value Portfolios, up to 25% of each Portfolio's total assets may be invested without regard to these limitations.

     (2) Purchase more than 10% of the outstanding voting securities of any issuer.

     (3) Lend money or securities, provided that the making of time or demand deposits with banks and the purchase of debt securities such as bonds, debentures, commercial paper, repurchase agreements and short-term obligations are not prohibited and the Portfolio may lend its portfolio securities.

     (4) Borrow money except from a bank as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third ( 1/3) of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three (3) times the amount of its indebtedness from money borrowed, the Portfolio will reduce, within three (3) business days, its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes. The Portfolio will not purchase any investments while borrowings are outstanding.

     (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with financial futures and options transactions.

     (6) For the Small Cap Growth, Investment Grade Bond and Horizon Portfolios only, write (sell) put or call options, combinations thereof or similar options on more than 25% of the Portfolio's net assets; nor may the Portfolio purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (7) Concentrate 25% or more of the value of its assets in any one industry. Water, communications, electric and gas utilities shall each be considered a separate industry.

     (8) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts; or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (9) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (10) Issue senior securities except as permitted under the 1940 Act.

The following non-fundamental investment restrictions apply to each of the Small Cap Growth, Investment Grade Bond, Value, Small Cap Value, Value+Growth and Horizon Portfolios except as indicated to the contrary. The Portfolio may not:

     (1) Invest more than 5% of the Portfolio's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation.

     (2) Purchase or retain the securities of any issuer if any of the officers or trustees of the Portfolio or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (3) Invest for the purpose of exercising control or management of another issuer.

     (4) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

     (5) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, or for the Value, Small Cap Value and Horizon Portfolios, by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than
     (i) 3% of the total outstanding voting stock of such company is owned by it, (ii) 5% of its total assets would be invested in any one such company, and (iii) 10% of total assets would be invested in such securities.

     (6) Invest more than 15% of its net assets in illiquid securities.

     (7) For the Value+Growth Portfolio, write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (8) For the Value and Small Cap Value Portfolios, write (sell) put or call options, combinations thereof or similar options except that the Portfolio may write covered call options on up to 100% of the Portfolio's net assets and may write secured put options on up to 50% of the Portfolio's net assets; nor may the Portfolio purchase put or call options; however, the Portfolio may buy or sell options on financial futures contracts.

The Blue Chip Portfolio may not, as a fundamental policy:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Portfolio's assets would be invested in securities of that issuer.

     (2) Purchase more than 10% of any class of voting securities of any issuer.

     (3) Make loans to others provided that the Portfolio may purchase debt obligations or repurchase agreements, and it may lend its securities in accordance with its investment objective and policies.

     (4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

     (5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction number (4) above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

     (6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with options and financial futures transactions.

     (7) Make short sales of securities or maintain a short position for the account of the Portfolio unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short and unless not more than 10% of the Portfolio's total assets is held as collateral for such sales at any one time.

     (8) Write (sell) put or call options, combinations thereof or similar options; nor may it purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (9) Purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Portfolio's total assets would be invested in any one industry.

     (10) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate (including real estate limited partnership interests), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (12) Issue senior securities except as permitted under the Investment Company Act of 1940.

The following non-fundamental restrictions apply to the Blue Chip Portfolio. The Portfolio may not:

     (i) Invest for the purpose of exercising control or management of another issuer.

     (ii) Invest more than 15% of its net assets in illiquid securities.

The Global Income Portfolio may not, as a fundamental policy:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total value of the Portfolio's assets would be invested in securities of that issuer except that, with respect to 50% of the Portfolio's total assets, the Portfolio may invest up to 25% of its total assets in securities of any one issuer.

     (2) Purchase more than 10% of any class of voting securities of any issuer.

     (3) Make loans to others provided that the Portfolio may purchase debt obligations or repurchase agreements and it may lend its securities in accordance with its investment objective and policies.

     (4) Borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes and will not purchase securities or make investments while borrowings are outstanding.

     (5) Pledge, hypothecate, mortgage or otherwise encumber more than 15% of its total assets and then only to secure borrowings permitted by restriction 4 above. (The collateral arrangements with respect to options, financial futures and delayed delivery transactions and any margin payments in connection therewith are not deemed to be pledges or other encumbrances.)

     (6) Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions; however, the Portfolio may make margin deposits in connection with options and financial futures transactions.

     (7) Make short sales of securities or other assets or maintain a short position for the account of the Portfolio unless at all times when a short position is open it owns an equal amount of such securities or other assets or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities or other assets of the same issue as, and equal in amount to, the securities or other assets sold short and unless not more than 10% of the Portfolio's total assets is held as collateral for such sales at any one time.

     (8) Write or sell put or call options, combinations thereof or similar options on more than 25% of the Portfolio's net assets; nor may the Portfolio purchase put or call options if more than 5% of the Portfolio's net assets would be invested in premiums on put and call options, combinations thereof or similar options; however, the Portfolio may buy or sell options on financial futures contracts.

     (9) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of the Portfolio's total assets would be invested in any one industry.

     (10) Invest in commodities or commodity futures contracts, although it may buy or sell financial futures contracts and options on such contracts, and engage in foreign currency transactions; or in real estate (including real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate including real estate investment trusts.

     (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

     (12) Issue senior securities except as permitted under the Investment Company Act of 1940.

The following non-fundamental restrictions apply to the Global Income Portfolio. The Portfolio may not:

        (i) Invest for the purpose of exercising control or management of another issuer.

        (ii) Invest more than 15% of its net assets in illiquid securities.

Except as specifically noted, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

                       INVESTMENT POLICIES AND TECHNIQUES

Each Portfolio except the Money Market Portfolio may engage in options and futures transactions in accordance with its respective investment objectives and policies and to the extent specified in the prospectus. Each such Portfolio intends to engage in such transactions if it appears to the investment manager to be advantageous to do so in order to pursue its objective and also to hedge (i.e., protect) against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information about other investment policies and techniques.

OPTIONS ON SECURITIES. A Portfolio may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with the Fund's custodian for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Portfolio may write "covered" put options provided that, so long as the Portfolio is obligated as a writer of a put option, the Portfolio will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain with the custodian in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. A Portfolio may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Portfolio to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Portfolio would like to establish a position in securities upon which call options are available. By purchasing a call option, the Portfolio is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because the Portfolio is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium, plus the interest income on the money market investment. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the money market investment.

OVER-THE-COUNTER OPTIONS. As indicated in the prospectus (see "Investment Techniques--Options and Financial Futures Transactions"), each Portfolio except the Money Market, Value and Small Cap Value Portfolios may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Portfolio may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call options might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The Fund understands the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The investment manager disagrees with this position and has found the dealers with which it engages in OTC options transactions generally agreeable to and capable of entering into closing transactions. The Fund has adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Fund's portfolios. A brief description of such procedures is set forth below.

A Portfolio will only engage in OTC options transactions with dealers that have been specifically approved by the Fund's investment manager pursuant to procedures adopted by the Board of Trustees of the Fund. The Fund's investment manager believes that the approved dealers should be able to enter into closing transactions if necessary and, therefore, present minimal credit risks to a Portfolio. The investment manager will monitor the creditworthiness of the approved dealers on an on-going basis. A Portfolio currently will not engage in OTC options transactions if the amount invested by the Portfolio in OTC options, plus a "liquidity charge" related to OTC options written by the Portfolio, plus the amount invested by the Portfolio in illiquid securities, would exceed 15% of the Portfolio's net assets. The "liquidity charge" referred to above is computed as described below.

The Fund anticipates entering into agreements with dealers to which a Portfolio sells OTC options. Under these agreements a Portfolio would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow the Portfolio to repurchase a specific OTC option written by the Portfolio, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

OPTIONS ON SECURITIES INDICES. The Portfolios, as part of their options transactions, may also use options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Portfolio owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends on price movements in the market generally (or in a particular industry or segment of the market) rather than price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, a Portfolio bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Portfolio writes an option on a securities index, it will be required to deposit with its custodian and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Portfolio writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Portfolio will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

A Portfolio may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Portfolio may expire worthless, in which case the Portfolio would lose the premium paid therefor.

FINANCIAL FUTURES CONTRACTS. The Portfolios may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e. protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might affect adversely the value of securities or other assets which the Portfolio holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Portfolio will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Portfolio enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Portfolio's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Portfolio could lose money on the financial futures contracts and also on the value of its portfolio assets.

OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Portfolios may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Portfolio would be required to deposit with its custodian initial margin and maintenance margin with respect to call and put options on futures contracts written by it. A Portfolio will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Portfolio may expire worthless, in which case the Portfolio would lose the premium paid therefor.

DELAYED DELIVERY TRANSACTIONS. The Total Return, High Yield, Growth, Government Securities, Investment Grade Bond, Horizon and Global Income Portfolios may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by the Portfolio with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. When the Portfolio enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Portfolio generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

To the extent the Portfolio engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Portfolio's investment objective and policies. The Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable.

REGULATORY RESTRICTIONS. To the extent required to comply with applicable regulation, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or a forward currency exchange purchase, a Portfolio will maintain eligible securities in a segregated account. A Portfolio will use cover in connection with selling a futures contract.

A Portfolio will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in interest rates or market conditions affecting the value of securities which the Portfolio holds or intends to purchase.

FOREIGN CURRENCY OPTIONS. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Portfolio had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Portfolio would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

FOREIGN CURRENCY FUTURES TRANSACTIONS. As part of their financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), the Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Portfolio may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Total Return, High Yield, Growth, International, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon, Blue Chip and Global Income Portfolios may engage in forward foreign currency transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interest of a Portfolio. A Portfolio will not speculate in foreign currency exchange.

If a Portfolio retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of foreign currency and the date when it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result should the value of such currency increase. A Portfolio may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Portfolio expenses and redemption requests. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

The returns available from foreign currency denominated debt instruments can be adversely affected by changes in exchange rates. The investment manager believes that the use of foreign currency hedging techniques, including "cross-hedges" for the International and Global Income Portfolios, can help protect against declines in the U.S. Dollar value of income available for distribution to shareholders, and against declines in the net asset value of a Portfolio's shares resulting from adverse changes in currency exchange rates. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. Dollar increased against that currency. Such a decline could be partially or completely offset by the increased value of a cross-hedge involving a forward foreign currency exchange contract to sell a different foreign currency, if that contract were available on terms more advantageous to the International or Global Income Portfolio than a contract to sell the currency in which the position being hedged is denominated. The investment manager believes that cross-hedges can therefore provide significant protection of net asset value in the event of a general rise in the U.S. Dollar against foreign currencies. However, a cross-hedge cannot provide assured protection against exchange rate risks and, if the investment manager misjudges future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established.

A Portfolio will not enter into forward contracts or maintain a net exposure in such contracts when the Portfolio would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets (a) denominated in that currency or (b), in the case of a "cross-hedge" for the International and Global Income Portfolios (see "Investment Objectives, Policies and Risk Factors" in the prospectus), denominated in a currency or currencies that the investment manager believes will have price movements that tend to correlate closely with that currency. The investment manager will normally seek to select currencies for sale under a forward contract for a "cross-hedge" that would reflect a price movement correlation of .8 or higher with respect to the currency being hedged (1 reflects a perfect correlation, 0 reflects a random relationship and -1 reflects a diametrically opposite correlation). There is, of course, no assurance that any specific correlation can be maintained for any specific transaction. See "Foreign Currency Transactions" under "Investment Techniques" in the prospectus. The Fund's custodian bank segregates eligible securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Portfolio's commitments with respect to such contracts. The Portfolios currently do not intend to enter into such forward contracts if they would have more than 15% of the value of their total assets committed to such contracts. A Portfolio generally will not enter into a forward contract with a term longer than one year.

COLLATERALIZED OBLIGATIONS. A Portfolio will currently invest in only those collateralized obligations that are fully collateralized and that meet the quality standards otherwise applicable to the Portfolio's investments. Fully collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The effective credit quality of the collateralized obligations in such instances is the credit quality of the issuer of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies, if rated. None of the Portfolios currently intends to invest more than 5% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets rather than a pool of mortgages, mortgage-backed securities or U.S. Government securities. Currently, none of the Portfolios intends to invest more than 5% of its net assets in inverse floaters as described in the prospectus (see "Investment Techniques--Collateralized Obligations"). The Money Market Portfolio does not invest in inverse floaters.

Payments of principal and interest on the underlying collateral securities are not passed through directly to the holders of the collateralized obligations as such. Collateralized obligations often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying securities are not passed through directly to holders of collateralized obligations, such obligations of varying maturities may be secured by a single portfolio or pool of securities, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. These relationships may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments, sometimes called interest only ("IO") and principal only ("PO") securities. Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligation first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding. It is anticipated that no more than 5% of a Portfolio's net assets will be invested in IO and PO securities. Governmentally-issued and privately-issued IO's and PO's will be considered illiquid for purposes of a Portfolio's limitation on illiquid securities, however, the Board of Trustees may adopt guidelines under which governmentally-issued IO's and PO's may be determined to be liquid.

In reliance on an interpretation by the SEC, a Portfolio's investments in certain qualifying collateralized obligations are not subject to the limitations in the 1940 Act regarding investments by a registered investment company, such as a Portfolio, in another investment company.

ZERO COUPON GOVERNMENT SECURITIES. Subject to its investment objective and policies, a Portfolio may invest in zero coupon U.S. Government securities. Zero coupon bonds are purchased at a discount from the face amount. The buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. These securities may include those created directly by the U.S. Treasury and those created as collateralized obligations through various proprietary custodial, trust or other relationships. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon bonds created as collateralized obligations are similar to those created through the U.S. Treasury, but the former investments do not provide absolute certainty of maturity or of cash flows after prior classes of the collateralized obligations are retired. No Portfolio currently intends to invest more than 5% of its net assets in zero coupon U.S. Government securities during the current year.

                             PORTFOLIO TRANSACTIONS

Zurich Kemper Investments, Inc. ("ZKI") and its affiliates Dreman Value Advisors, Inc. ("DVA") and Zurich Investment Management Limited ("ZIML") are each the investment manager or sub-adviser for the Portfolios of the Fund. ZKI and its affiliates, including DVA and ZIML, also furnish investment management services to the Kemper funds, other investment companies and other clients including affiliated insurance companies. ZKI and it affiliates share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment security for one or more Portfolios and for one or more of the clients managed by ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.

National securities exchanges have established limitations governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions. These position limits may restrict the number of options the Fund will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or futures contracts available to the Portfolios. On the other hand, the ability of the Portfolios to participate in volume transactions may produce better executions for the Portfolios in some cases. The Board of Trustees of the Fund believes that the benefits of the ZKI, ZIML and DVA organizations outweigh any limitations that may arise from simultaneous transactions or position limits.

The Fund may purchase instruments issued by banks which are receiving service payments or commissions; however, no preferences will be given in making such portfolio purchases. Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually will be no brokerage commissions paid for such purchases. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

ZKI, DVA and ZIML, in effecting purchases and sales of portfolio securities for the account of each Portfolio, will implement the policy of seeking best execution of orders. ZKI, DVA and ZIML may be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Portfolios, ZKI and its affiliates. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of ZKI and its affiliates. In selecting among the firms believed to meet the criteria for handling a particular transaction, ZKI, DVA and ZIML may give consideration to those firms that have sold or are selling shares of other funds managed by ZKI or its affiliates or variable life insurance and variable annuity contracts funded by the Fund, as well as to those firms that provide market, statistical and other research information to the Fund and ZKI and its affiliates;

although ZKI, DVA and ZIML are not authorized to pay higher commissions to firms that provide such services, except as described below.


ZKI, DVA and ZIML may in certain instances be permitted to pay higher brokerage commissions (not including principal trades) solely for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include, among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. ZKI, DVA and ZIML may attempt to direct sufficient commissions and in the case of transactions for certain types of clients, dealer selling concessions on new issues of securities, to ensure the continued receipt of such research products and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by ZKI or one of its affiliates in cash. Subject to Section 28(e) and procedures adopted by the Board of Trustees of the Fund, the Fund could pay a firm that provides research services commissions for effecting a securities transaction for the Fund in excess of the amount other firms would have charged for the transaction if ZKI, DVA or ZIML determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or ZKI's, DVA's or ZIML's overall responsibilities to the Fund and other clients. Not all of such research services may be useful or of value in advising a particular Portfolio. Research benefits will be available for all clients of ZKI and its subsidiaries. The investment management fee paid by the Fund to ZKI or DVA is not reduced because these research services are received.


The table below shows total brokerage commissions paid by each Portfolio (other than the Blue Chip and Global Income Portfolios, which commenced operations on May 1, 1997) then existing for the last three fiscal years and, for the most recent fiscal year, the percentage thereof that was allocated to firms based upon research information provided.

                                                               ALLOCATED TO FIRMS
                                                               BASED ON RESEARCH
PORTFOLIO                                      FISCAL 1996      IN FISCAL 1996      FISCAL 1995    FISCAL 1994
---------                                      -----------    ------------------    -----------    -----------
Money Market................................    $        0              0%           $        0     $        0
Total Return................................    $1,562,000             72%           $1,613,000     $2,594,000
High Yield..................................    $2,567,000              0%           $1,758,000     $1,480,000
Growth......................................    $1,782,000             94%           $1,066,000     $1,058,000
Government Securities.......................    $   20,000              0%           $   15,000     $   27,000
International...............................    $  936,000             90%           $  941,000     $  996,000
Small Cap Growth............................    $  787,000             69%           $  245,000     $   32,000*
Investment Grade Bond.......................    $    6,000**            0%                   --             --
Value.......................................    $   26,000**            0%                   --             --
Small Cap Value.............................    $   50,000**            0%                   --             --
Value+Growth................................    $   15,000**           98%                   --             --
Horizon 20+.................................    $    5,000**           94%                   --             --
Horizon 10+.................................    $    6,000**           92%                   --             --
Horizon 5...................................    $    2,000**           96%                   --             --

---------------

 * Commencement of Operations on May 1, 1994 through December 31, 1994

** Commencement of Operations on May 1, 1996 through December 31, 1996.

                      INVESTMENT MANAGERS AND DISTRIBUTOR

INVESTMENT MANAGERS. ZKI is investment manager for each Portfolio other than the Value and Small Cap Value Portfolios. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, an internationally recognized provider of financial services in property/casualty and life insurance, reinsurance and asset management. DVA, a wholly owned subsidiary of ZKI, serves as the investment manager for the Value and Small Cap Value Portfolios. Pursuant to investment management agreements, ZKI acts as investment manager to each Portfolio (DVA for the Value and Small Cap Value Portfolios), manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The agreements provide that each Portfolio pays the charges and expenses of its operations including the fees and expenses of the trustees (except those who are affiliates of the investment manager), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. The Fund bears the expenses of registration of its shares with the Securities and Exchange Commission, while the principal underwriter pays the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states, if any.

The agreements provide that the investment manager (ZKI or DVA) shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment manager in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

Each investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreements or interested persons of any such party except in their capacity as trustees of the Fund and by the shareholders or the Board of Trustees. Each agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares, and will terminate automatically upon assignment. Additional Portfolios may become subject to the investment management agreements. The provisions concerning continuation, amendment and termination and the allocation of the management fees and the application of the expense limitation shall be on a Portfolio by Portfolio basis. Additional Portfolios may be subject to different agreements.

DVA is the sub-adviser of the Value+Growth and the Horizon Portfolios. DVA acts as sub-adviser pursuant to the terms of a Sub-Advisory Agreement between it and ZKI. Under the terms of the Sub-Advisory Agreement, DVA manages the value portion of each Portfolio and provides such investment advice, research and assistance as ZKI may, from time to time, reasonably request. For its services, DVA will receive from ZKI a monthly sub-advisory fee at the annual rate of (i)
 .25% of average daily net assets of the Value+Growth Portfolio and (ii) .25% of the portion of the average daily net assets of each Horizon Portfolio allocated by ZKI to DVA for management. DVA permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions.

The Sub-Advisory Agreement provides that DVA will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of DVA in the performance of its obligations and duties or by reason of reckless disregard by DVA of its obligations and duties under the Sub-Advisory Agreement.

The Sub-Advisory Agreement continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees. The Sub-Advisory Agreement may be terminated at any time for a Portfolio upon 60 days notice by ZKI, DVA or the Board of Trustees, or by a majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon the termination of the Fund's investment management agreement. The provisions concerning continuation, amendment and termination are on a Portfolio by Portfolio basis. Additional Portfolios may be subject to a different agreement.

ZIML, 1 Fleet Place, London, U.K. EC4M 7RQ, a wholly-owned subsidiary of ZKI, is the sub-adviser for the foreign securities portion of certain Portfolios. ZIML acts as sub-adviser pursuant to the terms of a Sub-Advisory Agreement between it and ZKI for each Portfolio. ZIML is subject to regulations by the Investment Management Regulatory Organization in England as well as the U.S. Securities and Exchange Commission.

Under the terms of the Sub-Advisory Agreement for the Total Return, High Yield, Growth, Small Cap Growth, Investment Grade Bond, Value+Growth, Horizon and Blue Chip Portfolios, ZIML renders investment advisory and management services with regard to that portion of a Portfolio's assets as may be allocated to ZIML by ZKI from time to time for management of foreign securities, including foreign currency transactions and related investments. Under the terms of the Sub-Advisory Agreement for the International and Global Income Portfolios, ZIML renders investment advisory and management services with regard to that portion of a Portfolio's assets as may be allocated by ZKI to ZIML from time to time for management, including services related to foreign securities, foreign currency transactions and related investments. ZIML may, under the terms of each Sub-Advisory Agreement, render similar services to others including other investment companies. For its services, ZIML will receive from ZKI a monthly fee at the following annual rates applied to the portion of the average daily net assets of each Portfolio allocated by ZKI to ZIML for management: .35% for the Growth, International, Small Cap Growth, Total Return, Value+Growth, Horizon and Blue Chip Portfolios; and .30% for the High Yield, Investment Grade Bond and Global Income Portfolios. ZIML permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions.

Each Sub-Advisory Agreement provides that ZIML will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZIML in the performance of its duties or from reckless disregard by ZIML of its obligations and duties under the Sub-Advisory Agreement.

Each Sub-Advisory Agreement continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders or the Board of Trustees. Each Sub-Advisory Agreement may be terminated at any time for a Portfolio upon 60 days notice by ZKI, ZIML or the Board of Trustees, or by a majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon the termination of the Fund's investment management agreement. If additional Portfolios become subject to a Sub-Advisory Agreement, the provisions concerning continuation, amendment and termination shall be on a Portfolio-by-Portfolio basis. Additional Portfolios may be subject to a different agreement.

No sub-adviser fees were paid by ZKI to ZIML for each Portfolio's 1996 fiscal year, although in prior fiscal years ZKI has paid ZIML for its services to ZKI with respect to foreign securities investments of certain Portfolios.

The Fund pays an investment management fee payable monthly, at an annual rate, based upon the average daily net assets of each Portfolio, as follows: Money Market (.50%), Total Return (.55%), High Yield (.60%), Growth (.60%), Government Securities (.55%), International (.75%), Small Cap Growth (.65%), Investment Grade Bond (.60%), Value (.75%), Small Cap Value (.75%), Value+Growth (.75%), Horizon 20+ (.60%),

Horizon 10+ (.60%), Horizon 5 (.60%), Blue Chip (.65%) and Global Income (.75%). The investment management fees paid by each Portfolio (other than the Blue Chip and Global Income Portfolios, which commenced operations on May 1, 1997) for its last three fiscal years are shown in the table below.

      Portfolio        Fiscal 1996   Fiscal 1995   Fiscal 1994
---------------------  -----------   -----------   -----------
Money Market           $  376,000    $  373,000    $  512,000
Total Return           $3,691,000    $3,461,000    $3,403,000
High Yield             $1,565,000    $1,463,000    $1,329,000
Growth                 $2,658,000    $2,132,000    $1,768,000
Government Securities  $  485,000    $  538,000    $  583,000
International          $1,174,000    $  946,000    $  842,000
Small Cap Growth       $  340,000    $  151,000    $   26,000*
Investment Grade Bond  $    4,000**      --            --
Value                  $   44,000**      --            --
Small Cap Value        $   33,000**      --            --
Value+Growth           $   22,000**      --            --
Horizon 20+            $    6,000**      --            --
Horizon 10+            $   11,000**      --            --
Horizon 5              $    5,000**      --            --

---------------
 * Commencement of Operations on May 1, 1994 through December 31, 1994.

** Commencement of Operations on May 1, 1996 through December 31, 1996.

PRINCIPAL UNDERWRITER. Zurich Kemper Distributors, Inc. ("ZKDI"), a wholly owned subsidiary of ZKI, is the distributor and principal underwriter for shares of the Fund in the continuous offering of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and ZKDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective shareholders. ZKDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreements, except that termination other than upon assignment requires six month's notice.

Investors Fiduciary Trust Company ("IFTC"), has entered into an agreement with Kemper Investors Life Insurance Company ("KILICO") whereby KILICO provides certain record keeping services. During the year ended December 31, 1996, no fees for record keeping or dividend-paying agents' services, were paid to KILICO.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

                       PURCHASE AND REDEMPTION OF SHARES

Fund shares are sold at their net asset value next determined after an order and payment are received as described in the Fund's prospectus.

Upon receipt by IFTC, the Fund's Transfer Agent, of a request for redemption, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed, other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

                             OFFICERS AND TRUSTEES

The officers and trustees of the Fund, their principal occupations and their affiliations, if any, with ZKI, DVA or ZIML, the investment managers or sub-advisers for the Fund and ZKDI, the Fund's principal underwriter or their affiliates, are as follows (The number following each person's title is the number of investment companies managed by ZKI or DVA for which he or she holds similar positions):

JAMES E. AKINS (10/15/26), Trustee (13), 2904 Garfield Terrace, N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly a career United States Foreign Service Officer, Energy Adviser for the White House and United States Ambassador to Saudi Arabia, 1973-76.

ARTHUR R. GOTTSCHALK (02/13/25), Trustee (13), 10642 Brookridge Drive, Frankfort, Illinois; Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; Member, Board of Governors, Heartland Institute/Illinois; formerly, Illinois State Senator.


FREDERICK T. KELSEY (04/25/27), Trustee (13), 738 York Court, Northbrook, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Benchmark Fund and the Pilot Fund.


*DOMINIQUE P. MORAX (10/02/48), Trustee (39), 222 South Riverside Plaza, Chicago, Illinois; Member, Extended Corporate Executive Board, Zurich Insurance Company; Director, ZKI.

FRED B. RENWICK (02/01/30), Trustee (13), 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director, TIFF Industrial Program, Inc., Director, the Wartburg Home Foundation; Chairman Investment Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly member of the Investment Committee of Atlanta University Board of Trustees; formerly Director of Board of Pensions Evangelical Lutheran Church of America.

*STEPHEN B. TIMBERS (08/08/44), President and Trustee (39), 222 S. Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, ZKDI, DVA and LTV Corporation.

JOHN B. TINGLEFF (05/04/35), Trustee (13), 2015 South Lake Shore Drive, Harbor Springs, Michigan; Retired; formerly President, Tingleff & Associates (management consulting firm); formerly, Senior Vice President, Continental Illinois National Bank & Trust Company.

JOHN G. WEITHERS (08/08/33), Trustee (13), 311 Springlake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University; Director Systems Imagineering, Inc.

*J. PATRICK BEIMFORD, JR. (05/25/50), Vice President (23), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President and Chief Investment Officer -- Fixed Income Investments, ZKI.

*CHRISTIAN C. BERTELSEN (1/20/43), Vice President (2), 280 Park Avenue 40th Floor, New York, New York; Senior Managing Director and Chief Investment Officer, DVA.

*DANIEL J. BUKOWSKI (05/06/63), Vice President (3), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President and Director of Quantitative Research, ZKI.

*DAVID H. BURSHTAN (10/24/61), Vice President (1), 222 South Riverside Plaza, Chicago, Illinois; Vice President, ZKI.

*ROBERT S. CESSINE (01/05/50), Vice President (4), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI; formerly, Vice President, Wellington Management Company.

*PHILIP J. COLLORA (11/15/45), Vice President and Secretary (39), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.

*JEROME L. DUFFY (06/29/36), Treasurer (39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

*WILLIAM M. KNAPP (4/23/61), Vice President (1), 222 South Riverside Plaza, Chicago, Illinois; First Vice President, ZKI.

*GARY A. LANGBAUM (12/16/48), Vice President (2), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, ZKI.

*MAUREEN P. LENTZ (8/26/61), Vice President (1), 222 South Riverside Plaza, Chicago, Illinois; Vice President, ZKI.

*CHARLES R. MANZONI, JR. (1/23/47), Vice President (39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI, Secretary of ZKI Holding Corp., Secretary ZKI Agency, Inc.; formerly Partner, Gardner Carton & Douglas (attorneys).

*MICHAEL A. McNAMARA (12/28/44), Vice President (6), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

*JOHN E. NEAL (03/09/50), Vice President (39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKI; Director ZKI, DVA and ZKDI.

*STEVEN H. REYNOLDS (09/11/43), Vice President (13), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President and Chief Investment Officer -- Equities, ZKI.

*FRANK J. RACHWALSKI, JR. (03/26/45), Vice President (8), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

*HARRY E. RESIS, JR. (11/24/45), Vice President (6), 222 South Riverside Plaza, Chicago, Illinois; First Vice President, ZKI.

*THOMAS F. SASSI (11/7/42), Vice President (1), 280 Park Avenue 40th Floor, New York, New York; Managing Director, DVA.

*KURT R. STALZER (5/1/58), Vice President (1), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

*STEVEN T. STOKES (7/18/62), Vice President (2), 280 Park Avenue 40th Floor, New York, New York; Managing Director, DVA.

*RICHARD L. VANDENBERG (11/16/49), Vice President (8), 222 South Riverside Plaza, Chicago, Illinois; formerly senior vice president and portfolio manager of an investment management firm.

* Interested persons of the Fund as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during the 1996 calendar year.

                                                                                        TOTAL
                                                                                  COMPENSATION FROM
                                                                 AGGREGATE      FUND AND FUND COMPLEX
                                                                COMPENSATION           PAID TO
NAME OF TRUSTEE                                                  FROM FUND           TRUSTEES**
---------------                                                 ------------    ---------------------
James E. Akins..............................................      $32,900             $ 94,300
Arthur R. Gottschalk*.......................................      $36,000             $102,700
Frederick T. Kelsey*........................................      $37,700             $106,800
Fred B. Renwick.............................................      $32,900             $ 94,300
John B. Tingleff............................................      $32,900             $ 94,300
John G. Weithers............................................      $32,900             $ 94,300

---------------
  * Includes deferred fees and interest thereon pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds--Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and prior fiscal years for this Fund are $69,600 for Mr. Gottschalk and $111,900 for Mr. Kelsey.


 ** Includes compensation for service on the Boards of 13 funds managed by ZKI and its affiliates with 36 fund portfolios during calendar year 1996. Each trustee currently serves as a board member of 13 funds managed by ZKI and its affiliates with 39 fund portfolios.


As of April 30, 1997, the trustees and officers as a group owned beneficially less than 1% of the outstanding shares of each Portfolio of the Fund.

As of April 30, 1997, ZKI owned all the shares of the Blue Chip and Global Income Portfolios of the Fund.

As of April 30, 1997, all the shares of the Money Market, Total Return, High Yield, Growth, Government Securities, International, Small Cap Growth Investment Grade Bond, Value, Small Cap Value, Value+Growth and Horizon Portfolios were held of record by KILICO Variable Annuity Separate Account ("KVASA"), KILICO Variable Separate Account ("KVSA"), Separate Account KGC ("KGC") and Separate Account KG ("KG") on behalf of the owners of variable life insurance contracts and variable annuity contracts. At all meetings of shareholders of these Portfolios, Kemper Investors Life Insurance Company ("KILICO") will vote the shares held of record by KVASA and KVSA, and Allmerica Financial Life Insurance and Annuity Company ("Allmerica") will vote the shares held of record by KGC and KG, only in accordance with the instructions received from the variable life and variable annuity contract owners on behalf of whom the shares are held. All shares for which no instructions are received will be voted in the same proportion as the shares for which instructions are received. Accordingly, KILICO disclaims beneficial ownership of the shares of these portfolios held of record by KVASA and KVSA, and Allmerica disclaims beneficial ownership of the shares of these portfolios held of record by KGC and KG.

                              DIVIDENDS AND TAXES

DIVIDENDS. The Fund may at any time vary the dividend practices with respect to a Portfolio and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances.

TAXES. Each Portfolio intends to continue to qualify (or, for each of the Blue Chip and Global Income Portfolios, intend to qualify) as a regulated investment company under subchapter M of the Internal Revenue

Code ("Code") in order to avoid taxation of the Fund and its shareholders. One of the subchapter M requirements to be satisfied is that less than 30% of a Portfolio's gross income during the fiscal year must be derived from gains from the sale or other disposition of securities held for less than three months. A Portfolio may be limited in its options, futures and foreign currency transactions in order to prevent recognition of such gains.

Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Fund and its Portfolios will be insurance companies and their separate accounts that fund variable insurance contracts. The prospectus that describes a particular variable insurance contract discusses the taxation of separate accounts and the owner of the particular variable insurance contract.

Each Portfolio intends to comply with the requirements of Section 817(h) and related regulations. Section 817(h) of the Code and the regulations issued by the Treasury Department impose certain diversification requirements affecting the securities in which the Portfolios may invest. These diversification requirements are in addition to the diversification requirements under subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the insurance company offering the variable insurance contract and immediate taxation of the owner of the contract to the extent of appreciation on investment under the contract.

The preceding is a brief summary of certain of the relevant tax considerations. The summary is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

                               SHAREHOLDER RIGHTS

The Fund is generally not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval is required by the 1940 Act; (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, preceding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Under current interpretations of the 1940 Act, the Fund expects that Participating Insurance Company shareholders will offer VLI and VA contract holders the opportunity to instruct them as to how Fund shares attributable to such contracts will be voted with respect to the matters described above. The separate prospectuses describing the VLI and VA contracts include additional disclosure of how contract holder voting rights are computed.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, contains provisions designed to protect shareholders from liability for acts or obligations of the Fund and requires that notice of such provisions be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholders held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI remote and not material since it is limited to circumstances in which the provisions limiting liability are inoperative and the Fund itself is unable to meet its obligations.

The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust does not protect a trustee against any liability to which he or she should otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of a trustee. The Declaration of Trust permits the Trust to purchase insurance against certain liabilities on behalf of the trustees.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Kemper Investors Fund


We have audited the accompanying statement of net assets of the Blue Chip Portfolio and the Global Income Portfolio, comprising certain of the Portfolios of Kemper Investors Fund as of April 22, 1997. This statement of net assets is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.


We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.


In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of each of the above Portfolios of Kemper Investors Fund at April 22, 1997 in conformity with generally accepted accounting principles.


                                                               Ernst & Young LLP

Chicago, Illinois

April 22, 1997

KEMPER INVESTORS FUND

STATEMENT OF NET ASSETS--APRIL 22, 1997



                                                                BLUE CHIP    GLOBAL INCOME
                                                                PORTFOLIO      PORTFOLIO
                                                                ---------    -------------
                           ASSETS
Cash........................................................    $100,000       $100,000
                                                                ========       ========

                         NET ASSETS
Net assets, applicable to shares of beneficial interest
  (unlimited number of shares authorized, no par value)
  outstanding...............................................    $100,000       $100,000
                                                                ========       ========

                   THE PRICING OF SHARES
Net asset value and redemption price per share, applicable
  to each Portfolio ($100,000 / 100,000 shares
  outstanding)..............................................    $  1.000       $  1.000
Maximum offering price per share, applicable to each
  Portfolio (net asset value)...............................    $  1.000       $  1.000


NOTES:


Kemper Investors Fund (the "Fund") was organized as a business trust under the laws of The Commonwealth of Massachusetts on January 22, 1987. All shares of beneficial interest of each of the above Portfolios were issued to Zurich Kemper Investments, Inc. ("ZKI"), the investment manager for certain Portfolios of the Fund, on April 22, 1997. The Fund may establish multiple series; currently sixteen series have been established.


The costs of organization of each of the above Portfolios will be paid by ZKI.

APPENDIX--RATINGS OF INVESTMENTS

                            COMMERCIAL PAPER RATINGS

A-1, A-2 AND PRIME-1, PRIME-2 COMMERCIAL PAPER RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

                                CORPORATE BONDS
                   STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                  MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

AAA. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER INVESTORS FUND

     We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Money Market, Total Return, High Yield, Growth, Government Securities, International, Small Cap Growth, Investment Grade Bond, Value, Small Cap Value, Value+Growth, Horizon 20+, Horizon 10+ and Horizon 5 Portfolios, comprising the Kemper Investors Fund as of December 31, 1996, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended for the Money Market, Total Return, High Yield, Growth, Government Securities, International and Small Cap Growth Portfolios and the related statements of operations and changes in net assets for the period from May 1, 1996 (commencement of operations) to December 31, 1996 for the Investment Grade Bond, Value, Small Cap Value, Value+Growth, Horizon 20+, Horizon 10+, and Horizon 5 Portfolios, and the financial highlights for the fiscal periods since 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of Kemper Investors Fund at December 31, 1996, the results of their operations, the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          February 14, 1997

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1996
(IN THOUSANDS)

                                                  MONEY       TOTAL       HIGH                  GOVERNMENT
                                                 MARKET      RETURN       YIELD      GROWTH     SECURITIES   INTERNATIONAL
                                                PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $71,225,
$615,420, $275,528, $459,172, $100,612,
$132,888, $63,082, $1,964, $19,871, $12,503,
$9,330, $3,475, $5,278 and $2,410,
respectively):                                   $71,225     697,850     284,341     492,138     101,634        162,545
--------------------------------------------------------------------------------------------------------------------------
Cash                                                   4          --         153       1,261          --            384
--------------------------------------------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                    --       2,354          40       5,554       2,046            954
--------------------------------------------------------------------------------------------------------------------------
  Portfolio shares sold                              361         249         584         145          39             94
--------------------------------------------------------------------------------------------------------------------------
  Interest and dividends                             138       5,650       5,692         193         810            209
--------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                  71,728     706,103     290,810     499,291     104,529        164,186
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
--------------------------------------------------------------------------------------------------------------------------

Cash overdraft                                        --         791          --          --       1,456             --
--------------------------------------------------------------------------------------------------------------------------
Payable for:
  Investments purchased                               --       3,287         553       8,650      18,340             --
--------------------------------------------------------------------------------------------------------------------------
  Portfolio shares redeemed                          899       4,543         756       2,864         342            523
--------------------------------------------------------------------------------------------------------------------------
  Dividends                                          143          --          --          --          --             --
--------------------------------------------------------------------------------------------------------------------------
  Management fee                                      32         321         143         241          39            103
--------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and
  related expenses                                     3          21          14          21          14             59
--------------------------------------------------------------------------------------------------------------------------
  Other                                               50          38          29          32          24             26
--------------------------------------------------------------------------------------------------------------------------
    Total liabilities                              1,127       9,001       1,495      11,808      20,215            711
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                       $70,601     697,102     289,315     487,483      84,314        163,475
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                  $70,601     507,950     283,159     338,706      73,298        124,087
--------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on
investments and foreign currency transactions         --      85,424     (21,460)    110,059      (5,008)         6,755
--------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and
assets and liabilities in foreign currencies          --      82,430       8,813      32,966       1,022         29,894
--------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                   --      21,298      18,803       5,752      15,002          2,739
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING      $70,601     697,102     289,315     487,483      84,314        163,475
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
--------------------------------------------------------------------------------------------------------------------------

Shares outstanding                                70,601     247,603     225,904     144,606      69,839        104,504
--------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share
(net assets / shares outstanding)                  $1.00       2.815       1.281       3.371       1.207          1.564
--------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

      SMALL     INVESTMENT                 SMALL
       CAP        GRADE                     CAP       VALUE+
     GROWTH        BOND        VALUE       VALUE      GROWTH     HORIZON 20+   HORIZON 10+   HORIZON 5
    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
     71,331       1,965       21,268      13,247       9,968        3,721         5,597        2,504
------------------------------------------------------------------------------------------------------
        537         111          441         493         407          131            59           --
------------------------------------------------------------------------------------------------------
         --          --           --          72          --           --            --           --
------------------------------------------------------------------------------------------------------
        105           4           84          81          21            4            35           19
------------------------------------------------------------------------------------------------------
          8          27           31          28          12           13            41           24
------------------------------------------------------------------------------------------------------
     71,981       2,107       21,824      13,921      10,408        3,869         5,732        2,547
------------------------------------------------------------------------------------------------------
         --          --           --          --          --           --            --           11
------------------------------------------------------------------------------------------------------
      2,719         108          486         598         204          107            --           --
------------------------------------------------------------------------------------------------------
         71          --           12           7           2            1             1           --
------------------------------------------------------------------------------------------------------
         --          --           --          --          --           --            --           --
------------------------------------------------------------------------------------------------------
         36           1           13           8           6            2             3            1
------------------------------------------------------------------------------------------------------
          6          --            7          --          --           --            --           --
------------------------------------------------------------------------------------------------------
         12          --            1           1          --           --             1            1
------------------------------------------------------------------------------------------------------
      2,844         109          519         614         212          110             5           13
------------------------------------------------------------------------------------------------------
     69,137       1,998       21,305      13,307      10,196        3,759         5,727        2,534
------------------------------------------------------------------------------------------------------
     52,074       1,936       19,457      12,545       9,428        3,463         5,308        2,384
------------------------------------------------------------------------------------------------------
      8,370           2          181        (154)         61           11             6            2
------------------------------------------------------------------------------------------------------
      8,249           1        1,397         744         638          246           319           94
------------------------------------------------------------------------------------------------------
        444          59          270         172          69           39            94           54
------------------------------------------------------------------------------------------------------
     69,137       1,998       21,305      13,307      10,196        3,759         5,727        2,534
------------------------------------------------------------------------------------------------------
     41,235       1,929       18,154      13,064       8,896        3,258         5,142        2,313
------------------------------------------------------------------------------------------------------
      1.677       1.036        1.174       1.019       1.146        1.154         1.114        1.096
------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1996
(IN THOUSANDS)

                                                  MONEY       TOTAL       HIGH                  GOVERNMENT
                                                 MARKET      RETURN       YIELD      GROWTH     SECURITIES   INTERNATIONAL
                                                PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------
  Interest                                       $4,143       19,431     26,881        3,090       6,837           320
--------------------------------------------------------------------------------------------------------------------------
  Dividends                                          --        6,023        105        3,920          --         2,889
--------------------------------------------------------------------------------------------------------------------------
                                                  4,143       25,454     26,986        7,010       6,837         3,209
--------------------------------------------------------------------------------------------------------------------------
  Less foreign taxes withheld                        --           --         --           --          --           321
--------------------------------------------------------------------------------------------------------------------------
    Total investment income                       4,143       25,454     26,986        7,010       6,837         2,888
--------------------------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                    376        3,691      1,565        2,658         485         1,174
--------------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and
  related expenses                                   19           86         56           88          60           280
--------------------------------------------------------------------------------------------------------------------------
  Professional fees                                  10           68         26           42          10            18
--------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                           50           91         42           62          23            28
--------------------------------------------------------------------------------------------------------------------------
    Total expenses before expense absorption        455        3,936      1,689        2,850         578         1,500
--------------------------------------------------------------------------------------------------------------------------
Less expenses absorbed by investment manager         --           --         --           --          --            --
--------------------------------------------------------------------------------------------------------------------------
    Total expenses after expense absorption         455        3,936      1,689        2,850         578         1,500
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             3,688       21,518     25,297        4,160       6,259         1,388
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sales of
  investments and foreign currency
  transactions                                     (850)      86,269        730      111,045        (342)        7,804
--------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from futures
    transactions                                     --           65        (19)          --        (185)           --
--------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                       (850)      86,334        711      111,045        (527)        7,804
--------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation
  (depreciation) on investments and assets and
  liabilities in foreign currencies                 850       (4,464)     9,092      (29,470)     (3,644)       14,086
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       --       81,870      9,803       81,575      (4,171)       21,890
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     $3,688      103,388     35,100       85,735       2,088        23,278
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

(a) For the period from May 1, 1996 (commencement of operations) to December 31, 1996.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

      SMALL      INVESTMENT
       CAP         GRADE                       SMALL CAP        VALUE+
     GROWTH         BOND          VALUE          VALUE          GROWTH      HORIZON 20+    HORIZON 10+     HORIZON 5
    PORTFOLIO   PORTFOLIO(A)   PORTFOLIO(A)   PORTFOLIO(A)   PORTFOLIO(A)   PORTFOLIO(A)   PORTFOLIO(A)   PORTFOLIO(A)

----------------------------------------------------------------------------------------------------------------------
        377          36              67             57            10              15             50            31
----------------------------------------------------------------------------------------------------------------------
         98          --             129             85            45              12             15             5
----------------------------------------------------------------------------------------------------------------------
        475          36             196            142            55              27             65            36
----------------------------------------------------------------------------------------------------------------------
         --          --              --             --            --              --             --            --
----------------------------------------------------------------------------------------------------------------------
        475          36             196            142            55              27             65            36
----------------------------------------------------------------------------------------------------------------------
        340           4              44             33            22               6             11             5
----------------------------------------------------------------------------------------------------------------------
         37           1               8              7             7               5              7             3
----------------------------------------------------------------------------------------------------------------------
          4          --               1             --            --              --             --            --
----------------------------------------------------------------------------------------------------------------------
         15           1               1              1             1               1              1            --
----------------------------------------------------------------------------------------------------------------------
        396           6              54             41            30              12             19             8
----------------------------------------------------------------------------------------------------------------------
         --          --               1              1             3               3              4             1
----------------------------------------------------------------------------------------------------------------------
        396           6              53             40            27               9             15             7
----------------------------------------------------------------------------------------------------------------------
         79          30             143            102            28              18             50            29
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

      8,533           2             181           (154)           61              11              6             2
----------------------------------------------------------------------------------------------------------------------
         --          --              --             --            --              --             --            --
----------------------------------------------------------------------------------------------------------------------
      8,533           2             181           (154)           61              11              6             2
----------------------------------------------------------------------------------------------------------------------

      3,586           1           1,397            744           638             246            319            94
----------------------------------------------------------------------------------------------------------------------
     12,119           3           1,578            590           699             257            325            96
----------------------------------------------------------------------------------------------------------------------
     12,198          33           1,721            692           727             275            375           125
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS


STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995
(IN THOUSANDS)

                                                                MONEY MARKET        TOTAL RETURN
                                                                  PORTFOLIO           PORTFOLIO
                                                               1996      1995      1996      1995
---------------------------------------------------------------------------------------------------
 OPERATIONS
---------------------------------------------------------------------------------------------------
  Net investment income                                       $ 3,688     4,123    21,518    22,128
---------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                       (850)       --    86,334    47,119
---------------------------------------------------------------------------------------------------
  Change in unrealized appreciation                               850      (355)   (4,464)   74,735
---------------------------------------------------------------------------------------------------
  Capital contribution from investment manager                     --       355        --        --
---------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        3,688     4,123   103,388   143,982
---------------------------------------------------------------------------------------------------
Equalization credits (charges)                                     --        --      (891)   (1,827)
---------------------------------------------------------------------------------------------------
  Distribution from net investment income                      (3,688)   (4,123)  (22,873)  (18,740)
---------------------------------------------------------------------------------------------------
  Distribution from net realized gain on investments               --        --   (20,332)       --
---------------------------------------------------------------------------------------------------
Total dividends to shareholders                                (3,688)   (4,123)  (43,205)  (18,740)
---------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions         9,523   (22,743)  (22,084)  (50,115)
---------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         9,523   (22,743)   37,208    73,300
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
 NET ASSETS
Beginning of year                                              61,078    83,821   659,894   586,594
---------------------------------------------------------------------------------------------------
END OF YEAR                                                   $70,601    61,078   697,102   659,894
---------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF YEAR            $    --        --    21,298    23,521
---------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD FROM MAY 1, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31,
1996
(IN THOUSANDS)

                                                                INVESTMENT
                                                                GRADE BOND         VALUE
                                                                PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------
 OPERATIONS
------------------------------------------------------------------------------------------
  Net investment income                                           $   30             143
------------------------------------------------------------------------------------------
  Net realized gain (loss)                                             2             181
------------------------------------------------------------------------------------------
  Change in unrealized appreciation                                    1           1,397
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations              33           1,721
------------------------------------------------------------------------------------------
Equalization credits                                                  29             127
------------------------------------------------------------------------------------------
Net increase from capital share transactions                       1,836          19,357
------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                       1,898          21,205
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 NET ASSETS
------------------------------------------------------------------------------------------
Beginning of period                                                  100             100
------------------------------------------------------------------------------------------
END OF PERIOD                                                     $1,998          21,305
------------------------------------------------------------------------------------------

UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD              $   59             270
------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 FINANCIAL STATEMENTS


         HIGH YIELD                GROWTH               GOVERNMENT           INTERNATIONAL           SMALL CAP
          PORTFOLIO              PORTFOLIO         SECURITIES PORTFOLIO        PORTFOLIO          GROWTH PORTFOLIO
      1996         1995      1996         1995       1996         1995     1996         1995      1996        1995
-------------------------------------------------------------------------------------------------------------------
      25,297       25,037     4,160        4,087      6,259       6,923     1,388        1,758       79          97
-------------------------------------------------------------------------------------------------------------------
         711       (2,027)  111,045       58,852       (527)      2,908     7,804        1,344    8,533       1,186
-------------------------------------------------------------------------------------------------------------------
       9,092       15,859   (29,470)      36,452     (3,644)      7,318    14,086       12,368    3,586       4,361
-------------------------------------------------------------------------------------------------------------------
          --           --        --           --         --          --        --           --       --          --
-------------------------------------------------------------------------------------------------------------------
      35,100       38,869    85,735       99,391      2,088      17,149    23,278       15,470   12,198       5,644
-------------------------------------------------------------------------------------------------------------------
      (2,891)          36       409          249     (1,240)     (2,310)     (121)         (37)     138          97
-------------------------------------------------------------------------------------------------------------------
     (24,806)     (22,165)   (5,021)      (1,120)    (6,507)     (6,202)   (2,012)        (970)      --         (76)
-------------------------------------------------------------------------------------------------------------------
          --           --   (58,999)     (24,649)        --          --    (1,044)      (1,941)  (1,209)         --
-------------------------------------------------------------------------------------------------------------------
     (24,806)     (22,165)  (64,020)     (25,769)    (6,507)     (6,202)   (3,056)      (2,911)  (1,209)        (76)
-------------------------------------------------------------------------------------------------------------------
      24,535       21,222    50,826       18,954     (5,212)     (9,234)    8,893         (751)  22,637      16,799
-------------------------------------------------------------------------------------------------------------------
      31,938       37,962    72,950       92,825    (10,871)       (597)   28,994       11,771   33,764      22,464
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
     257,377      219,415   414,533      321,708     95,185      95,782   134,481      122,710   35,373      12,909
-------------------------------------------------------------------------------------------------------------------
     289,315      257,377   487,483      414,533     84,314      95,185   163,475      134,481   69,137      35,373
-------------------------------------------------------------------------------------------------------------------
      18,803       21,194     5,752        6,191     15,002      16,486     2,739        2,592      444         224
-------------------------------------------------------------------------------------------------------------------

     SMALL CAP
       VALUE     VALUE+GROWTH   HORIZON 20+   HORIZON 10+   HORIZON 5
     PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         102            28            18            50           29
--------------------------------------------------------------------------------
        (154)           61            11             6            2
--------------------------------------------------------------------------------
         744           638           246           319           94
--------------------------------------------------------------------------------
         692           727           275           375          125
--------------------------------------------------------------------------------
          70            41            21            44           25
--------------------------------------------------------------------------------
      12,445         9,328         3,363         5,208        2,284
--------------------------------------------------------------------------------
      13,207        10,096         3,659         5,627        2,434
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         100           100           100           100          100
--------------------------------------------------------------------------------
      13,307        10,196         3,759         5,727        2,534
--------------------------------------------------------------------------------
         172            69            39            94           54
--------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND Kemper Investors Fund (the "Fund") is an open-end, diversified management investment company organized as a business trust under the laws of Massachusetts. The Fund offers fourteen Portfolios. On May 1, 1996 the Equity Portfolio and Small Capitalization Equity Portfolio changed their names to the Growth Portfolio and Small Cap Growth Portfolio, respectively.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION.

                             Investments are stated at value.

                             The securities of the Portfolios (excluding the Money Market Portfolio) that are traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for that security by the Board of Trustees or its delegates. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded fixed income options, financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded fixed income options are valued based upon prices provided by market makers. Forward foreign currency contracts and foreign currencies are valued at the forward and current exchange rates, respectively, prevailing on the day of valuation. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             The securities of the Money Market Portfolio are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market quotations, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated.

                             CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. Dollars. All assets and liabilities initially expressed in foreign currency values are converted into U.S. Dollars at the mean between the bid and offered quotations of such currencies against the U.S. Dollar as

NOTES TO FINANCIAL STATEMENTS

                             last quoted by a recognized dealer. If such quotations are not readily available, the rates of exchange are determined in good faith by the Board of Trustees. Income and expenses and purchases and sales of investments are translated into U.S. Dollars at the rates of exchange prevailing on the respective dates of such transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with the net realized and unrealized gain (loss) on investments.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes discount amortization on all fixed income securities and premium amortization on mortgage-backed securities and money market instruments. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             Several of the Portfolios may purchase securities with delivery or payment to occur at a later date. At the time a Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At December 31, 1996, the Government Securities Portfolio had $16,317,000 of purchase commitments outstanding (19% of net assets) with a corresponding amount of assets segregated.

                             EXPENSES. Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

                             FUND SHARE VALUATION. Shares of each Portfolio of the Fund are offered on a continuous basis to the separate accounts of participating insurance companies where permitted by law. On each day the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share
                             (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange for all Portfolios, and additionally at 11:00 a.m. Chicago time for the Money Market Portfolio. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value for the International Portfolio does not take place contemporaneously with the determination of prices of the Fund's foreign securities.

                             FEDERAL INCOME TAXES. Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The

NOTES TO FINANCIAL STATEMENTS

                             accumulated net realized loss on sales of investments for federal income tax purposes at December 31, 1996 amounted to approximately $21,430,000 in the High Yield Portfolio, $4,431,000 in the Government Securities Portfolio and $40,000 in the Small Cap Value Portfolio. These losses are available to offset future taxable gains in the respective Portfolios and, if not applied, expire during the period 1998 through 2005.

                             DIVIDENDS TO SHAREHOLDERS. All Portfolios, except the Money Market Portfolio, declare and pay dividends of net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. The Money Market Portfolio declares a daily dividend equal to its net investment income for that day, payable monthly.

                             Shareholders will receive dividends in additional shares.

                             Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. These differences are primarily due to differing treatments for certain transactions such as foreign currency transactions, if applicable.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares in all Portfolios except the Money Market Portfolio is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------

3    TRANSACTIONS
     WITH AFFILIATES         The Fund has a management agreement with Zurich
                             Kemper Investments, Inc. (ZKI), the Fund's investment manager for each Portfolio except the Value and Small Cap Value Portfolios. For management services and facilities furnished, the Fund pays a fee, based on average daily net assets, at an annual rate of .50% for the Money Market
                             Portfolio, .55% for the Total Return and Government
                             Securities Portfolios, .60% for the High Yield,
                             Growth, Investment Grade Bond, Horizon 20+, Horizon
                             10+ and Horizon 5 Portfolios, .65% for the Small
                             Cap Growth Portfolio and .75% for the International and Value+Growth Portfolios. Dreman Value Advisors,
                             Inc. (DVA), a wholly owned subsidiary of ZKI, serves as the investment manager for the Value and the Small Cap Value Portfolios and is paid a management fee at an annual rate of .75% of average daily net assets of such Portfolios. DVA also serves as sub-adviser for the Value+Growth and Horizon Portfolios, and is paid by ZKI for its services. Zurich Investment Management Limited, an affiliate of ZKI, serves as sub-adviser with respect to foreign securities investments in the applicable portfolios, and is paid by ZKI for its services. For the year ended December 31, 1996, the Fund incurred management fees of $10,414,000.
                             Kemper Distributors, Inc., an affiliate of ZKI, is the distributor and principal underwriter for shares of the Fund.

                             ZKI agreed to absorb certain operating expenses of the following portfolios through December 31, 1996:
                             Investment Grade Bond, Value, Small Cap Value, Value+Growth, Horizon 20+, Horizon 10+ and Horizon 5

 NOTES TO FINANCIAL STATEMENTS


                             Portfolios. Under this arrangement, ZKI absorbed expenses of $13,000 for the period ended December 31, 1996.

                             Certain officers or trustees of the Fund are also officers or directors of ZKI or DVA. During the year ended December 31, 1996, the Fund made no direct payments to its officers and incurred trustees' fees of $182,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS            For the year ended December 31, 1996, investment
                             transactions (excluding short-term investments) are as follows (in thousands):

                                                                                              PROCEEDS
                                                                           PURCHASES         FROM SALES
                                                                           ---------         ----------
                              Total Return Portfolio                          $625,164         $664,125
                              High Yield Portfolio                             331,662          294,418
                              Growth Portfolio                                 727,992          715,730
                              Government Securities Portfolio                  321,712          316,613
                              International Portfolio                          161,743          142,343
                              Small Cap Growth Portfolio                       100,192           80,205

                             For the period from May 1, 1996 to December 31, 1996, investment transactions (excluding short-term investments) are as follows (in thousands):

                                                                                                PROCEEDS
                                                                               PURCHASES       FROM SALES
                                                                               ---------       ----------
                              Investment Grade Bond Portfolio                   $ 1,731          $  168
                              Value Portfolio                                    20,008           3,609
                              Small Cap Value Portfolio                          13,568           2,856
                              Value+Growth Portfolio                             10,385           1,115
                              Horizon 20+ Portfolio                               4,107             743
                              Horizon 10+ Portfolio                               6,714           1,442
                              Horizon 5 Portfolio                                 2,432             124

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of each Portfolio of the Fund (in thousands):

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                     1996                   1995
                                                                            --------------------   --------------------
                                                                             SHARES     AMOUNT      SHARES     AMOUNT
                                          MONEY MARKET PORTFOLIO
                                          Shares sold                        149,223   $ 149,223    122,960   $ 122,960
                                          ------------------------------------------------------------------------------
                                          Shares issued in reinvestment
                                          of dividends                         3,704       3,704      4,191       4,191
                                          ------------------------------------------------------------------------------
                                                                              152,927     152,927    127,151    127,151
                                          ------------------------------------------------------------------------------
                                          Shares redeemed                   (143,404)   (143,404)  (149,894)   (149,894)
                                          ------------------------------------------------------------------------------
                                          Net increase (decrease) from
                                          capital share transactions           9,523   $   9,523    (22,743)  $ (22,743)
                                          ------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS


                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  1996                   1995
                                                                          --------------------   --------------------
                                                                           SHARES     AMOUNT      SHARES     AMOUNT
                                       ------------------------------------------------------------------------------
                                        TOTAL RETURN PORTFOLIO
                                        Shares sold                         36,913   $  94,083     35,774   $  81,265
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                        17,682      43,205      8,512      18,740
                                       ------------------------------------------------------------------------------
                                                                            54,595     137,288     44,286     100,005
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                    (62,870)   (159,372)   (66,098)   (150,120)
                                       ------------------------------------------------------------------------------
                                        Net decrease from capital share
                                        transactions                        (8,275)  $ (22,084)   (21,812)  $ (50,115)
                                       ------------------------------------------------------------------------------

                                       ------------------------------------------------------------------------------
                                        HIGH YIELD PORTFOLIO
                                        Shares sold                        101,227   $ 118,182     74,793   $  84,004
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                        21,456      24,806     19,366      22,165
                                       ------------------------------------------------------------------------------
                                                                           122,683     142,988     94,159     106,169
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                   (101,236)   (118,453)   (74,907)    (84,947)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                        21,447   $  24,535     19,252   $  21,222
                                       ------------------------------------------------------------------------------

                                       ------------------------------------------------------------------------------
                                        GROWTH PORTFOLIO
                                        Shares sold                         33,305   $ 104,951     40,308   $ 117,495
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                        22,196      64,020      9,679      25,769
                                       ------------------------------------------------------------------------------
                                                                            55,501     168,971     49,987     143,264
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                    (37,981)   (118,145)   (43,622)   (124,310)
                                        -----------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                        17,520   $  50,826      6,365   $  18,954
                                       ------------------------------------------------------------------------------

                                       ------------------------------------------------------------------------------
                                        GOVERNMENT SECURITIES PORTFOLIO
                                        Shares sold                         11,632   $  10,799     38,793   $  36,895
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                         5,657       6,507      5,447       6,202
                                       ------------------------------------------------------------------------------
                                                                            17,289      17,306     44,240      43,097
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                    (22,442)    (22,518)   (53,140)    (52,331)
                                       ------------------------------------------------------------------------------
                                        Net decrease from capital share
                                        transactions                        (5,153)  $  (5,212)    (8,900)  $  (9,234)
                                       ------------------------------------------------------------------------------

                                       ------------------------------------------------------------------------------
                                        INTERNATIONAL PORTFOLIO
                                        Shares sold                         41,003   $  59,682     29,450   $  37,549
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                         2,155       3,056      2,361       2,911
                                       ------------------------------------------------------------------------------
                                                                            43,158      62,738     31,811      40,460
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                    (36,773)    (53,845)   (32,312)    (41,211)
                                       ------------------------------------------------------------------------------
                                        Net increase (decrease) from
                                        capital share transactions           6,385   $   8,893       (501)  $    (751)
                                       ------------------------------------------------------------------------------

                                       ------------------------------------------------------------------------------
                                        SMALL CAP GROWTH PORTFOLIO
                                        Shares sold                         28,558   $  43,316     22,379   $  26,856
                                       ------------------------------------------------------------------------------
                                        Shares issued in reinvestment
                                        of dividends                           840       1,209         71          76
                                       ------------------------------------------------------------------------------
                                                                            29,398      44,525     22,450      26,932
                                       ------------------------------------------------------------------------------
                                        Shares redeemed                    (14,446)    (21,888)    (8,586)    (10,133)
                                       ------------------------------------------------------------------------------
                                        Net increase from capital share
                                        transactions                        14,952   $  22,637     13,864   $  16,799
                                       ------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS




                                                                                                     MAY 1 TO
                                                                                                 DECEMBER 31, 1996
                                                                                                -------------------
                                                                                                SHARES      AMOUNT
                                       ----------------------------------------------------------------------------
                                        INVESTMENT GRADE BOND PORTFOLIO
                                        Shares sold                                              1,962      $ 1,970
                                       ----------------------------------------------------------------------------
                                        Shares redeemed                                           (133)        (134)
                                       ----------------------------------------------------------------------------
                                        Net increase from capital share transactions             1,829      $ 1,836
                                       ----------------------------------------------------------------------------

                                       ----------------------------------------------------------------------------
                                        VALUE PORTFOLIO
                                        Shares sold                                             18,543      $19,897
                                       ----------------------------------------------------------------------------
                                        Shares redeemed                                           (489)        (540)
                                       ----------------------------------------------------------------------------
                                        Net increase from capital share transactions            18,054      $19,357
                                       ----------------------------------------------------------------------------

                                       ----------------------------------------------------------------------------
                                        SMALL CAP VALUE PORTFOLIO
                                        Shares sold                                             13,865      $13,311
                                       ----------------------------------------------------------------------------
                                        Shares redeemed                                           (901)        (866)
                                       ----------------------------------------------------------------------------
                                        Net increase from capital share transactions            12,964      $12,445
                                       ----------------------------------------------------------------------------

                                       ----------------------------------------------------------------------------
                                        VALUE+GROWTH PORTFOLIO
                                        Shares sold                                              9,367      $ 9,935
                                       ----------------------------------------------------------------------------
                                        Shares redeemed                                           (571)        (607)
                                       ----------------------------------------------------------------------------
                                        Net increase from capital share transactions             8,796      $ 9,328
                                       ----------------------------------------------------------------------------

                                       ----------------------------------------------------------------------------
                                        HORIZON 20+ PORTFOLIO
                                        Shares sold                                              3,249      $ 3,460
                                       ----------------------------------------------------------------------------
                                        Shares redeemed                                            (91)         (97)
                                       ----------------------------------------------------------------------------
                                        Net increase from capital share transactions             3,158      $ 3,363
                                       ----------------------------------------------------------------------------

                                       ----------------------------------------------------------------------------
                                        HORIZON 10+ PORTFOLIO
                                        Shares sold                                              5,200      $ 5,375
                                       ----------------------------------------------------------------------------
                                        Shares redeemed                                           (158)        (167)
                                       ----------------------------------------------------------------------------
                                        Net increase from capital share transactions             5,042      $ 5,208
                                       ----------------------------------------------------------------------------

                                       ----------------------------------------------------------------------------
                                        HORIZON 5 PORTFOLIO
                                        Shares sold                                              2,326      $ 2,399
                                       ----------------------------------------------------------------------------
                                        Shares redeemed                                           (113)        (115)
                                       ----------------------------------------------------------------------------
                                        Net increase from capital share transactions             2,213      $ 2,284
                                       ----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES
     CONTRACTS               The Government Securities Portfolio has entered
                             into exchange traded financial futures contracts in order to help protect itself from anticipated market conditions and, as such, bears the risk that arises from entering into these contracts. At the time a Portfolio enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Portfolio and the broker as the market value of the futures contract fluctuates. At December 31, 1996, the market value of assets pledged by the Portfolio to cover margin requirements for open futures positions was $825,000. In addition, the Portfolio had sufficient assets segregated at the custodian to cover its obligation under the following futures contracts expiring in March, 1997.

                                                          FACE                       GAIN (LOSS) AT
                                       TYPE              AMOUNT        POSITION         12/31/96
                              ---------------------------------------------------------------------

                              U.S. Treasury
                              Securities               $3,646,000        Long           $(45,000)
                              ---------------------------------------------------------------------

                              U.S. Treasury
                              Securities              7,422,000       Short             57,000
                              ---------------------------------------------------------------------

                                  Total                                                 $ 12,000
                              ---------------------------------------------------------------------

--------------------------------------------------------------------------------

7    FORWARD FOREIGN
     CURRENCY CONTRACTS      In order to protect itself against a decline in the
                             value of a particular foreign currency against the U.S. Dollar, the International Portfolio has entered into a forward contract to deliver foreign currency in exchange for U.S. Dollars as described below. The Portfolio bears the market risk that arises from changes in foreign exchange rates, and accordingly, the net unrealized gain on this contract is reflected in the accompanying financial statements. The Portfolio also bears the credit risk if the counterparty fails to perform under the contract. At December 31, 1996, the Portfolio had the following forward foreign currency contract outstanding with a settlement date in January, 1997:

                                                                    CONTRACT        UNREALIZED
                                       FOREIGN CURRENCY             AMOUNT IN         GAIN AT
                                       TO BE DELIVERED             U.S. DOLLARS       12/31/96
                              ------------------------------------------------------------------

                              906,400,000 Japanese Yen               $8,092,000        $239,000
                              ------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                            ----------------------------------------------
                                                       MONEY MARKET PORTFOLIO
                                            ----------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                            1996      1995     1994     1993     1992
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------
Net asset value, beginning of year         $  1.00     1.00     1.00     1.00     1.00
------------------------------------------------------------------------------------------
Net investment income and dividends
  declared                                     .05      .06      .04      .03      .03
------------------------------------------------------------------------------------------
Net asset value, end of year               $  1.00     1.00     1.00     1.00     1.00
------------------------------------------------------------------------------------------

TOTAL RETURN                                  5.03%    5.66     3.96     2.83     3.43
------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------------
Expenses                                       .60%     .55      .53      .56      .57
------------------------------------------------------------------------------------------
Net investment income                         4.90%    5.52     3.95     2.79     3.38
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)   $70,601   61,078   83,821   68,177   75,270
------------------------------------------------------------------------------------------

NOTES TO MONEY MARKET PORTFOLIO

The total returns for 1995 and 1994 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 5.11% and 3.47%, respectively.

                                             --------------------------------------------------
                                                          TOTAL RETURN PORTFOLIO
                                             --------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                             1996      1995      1994      1993      1992
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year         $  2.579     2.112     2.586     2.473     2.658
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .084      .084      .069      .069      .061
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      .322      .453     (.313)     .214     (.026)
-----------------------------------------------------------------------------------------------
Total from investment operations               .406      .537     (.244)     .283      .035
-----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income      .090      .070      .060      .050      .080
-----------------------------------------------------------------------------------------------
  Distribution from net realized gain          .080        --      .170      .120      .140
-----------------------------------------------------------------------------------------------
Total dividends                                .170      .070      .230      .170      .220
-----------------------------------------------------------------------------------------------
Net asset value, end of year               $  2.815     2.579     2.112     2.586     2.473
-----------------------------------------------------------------------------------------------

TOTAL RETURN                                  16.76%    25.97     (9.50)    12.13      1.69
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
Expenses                                        .59%      .60       .61       .59       .60
-----------------------------------------------------------------------------------------------
Net investment income                          3.21%     3.52      3.13      3.19      3.41
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)   $697,102   659,894   586,594   643,830   528,007
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                          90%      118       128       191       160
-----------------------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the year ended December 31,
1996 was $.0574.
-----------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                                 ---------------------------------------------------
                                                                HIGH YIELD PORTFOLIO
                                                 ---------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                  1996       1995       1994       1993       1992
----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year              $  1.259      1.185      1.338      1.209      1.144
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .120       .125       .116       .120       .125
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           .042       .069      (.149)      .109       .070
----------------------------------------------------------------------------------------------------
Total from investment operations                    .162       .194      (.033)      .229       .195
----------------------------------------------------------------------------------------------------
Less distribution from net investment income        .140       .120       .120       .100       .130
----------------------------------------------------------------------------------------------------
Net asset value, end of year                    $  1.281      1.259      1.185      1.338      1.209
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       14.06%     17.40      (2.25)     20.00      17.76
----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
Expenses                                             .65%       .65        .65        .63        .64
----------------------------------------------------------------------------------------------------
Net investment income                               9.70%     10.27       9.49       9.54      10.44
----------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)        $289,315    257,377    219,415    233,964    162,158
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                               98%        90         98         84         57
----------------------------------------------------------------------------------------------------

                                                  --------------------------------------------------
                                                                  GROWTH PORTFOLIO
                                                  --------------------------------------------------

                                                              YEAR ENDED DECEMBER 31,
                                                  1996       1995       1994       1993       1992
----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of year              $  3.262      2.665      2.935      2.631      2.642
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .030       .034       .018       .004       .007
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           .589       .793      (.138)      .370       .082
----------------------------------------------------------------------------------------------------
Total from investment operations                    .619       .827      (.120)      .374       .089
----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .040       .010         --       .010       .005
----------------------------------------------------------------------------------------------------
  Distribution from net realized gain               .470       .220       .150       .060       .095
----------------------------------------------------------------------------------------------------
Total dividends                                     .510       .230       .150       .070       .100
----------------------------------------------------------------------------------------------------
Net asset value, end of year                    $  3.371      3.262      2.665      2.935      2.631
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                       21.63%     32.97      (4.02)     14.63       3.57

----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------
Expenses                                             .64%       .64        .66        .64        .64
----------------------------------------------------------------------------------------------------
Net investment income                                .94%      1.15        .69        .30        .65
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)        $487,483    414,533    321,708    284,461    203,624
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                              175%        88        106         78         78
----------------------------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the year ended December 31, 1996 was $.0558.
----------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                            -----------------------------------------------
                                                  GOVERNMENT SECURITIES PORTFOLIO
                                            -----------------------------------------------
                                                       YEAR ENDED DECEMBER 31,
                                            1996      1995     1994     1993      1992
-------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------
Net asset value, beginning of year         $ 1.269    1.142    1.267     1.277    1.287
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .085     .084     .067      .060     .064
-------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    (.057)    .123    (.102)     .020     .006
-------------------------------------------------------------------------------------------
Total from investment operations              .028     .207    (.035)     .080     .070
-------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income     .090     .080     .060      .060     .050
-------------------------------------------------------------------------------------------
  Distribution from net realized gain           --       --     .030      .030     .030
-------------------------------------------------------------------------------------------
Total dividends                               .090     .080     .090      .090     .080
-------------------------------------------------------------------------------------------
Net asset value, end of year               $ 1.207    1.269    1.142     1.267    1.277
-------------------------------------------------------------------------------------------
TOTAL RETURN                                  2.56%   18.98    (2.74)     6.48     5.90
-------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------------------------
Expenses                                       .66%     .65      .63       .60      .61
-------------------------------------------------------------------------------------------
Net investment income                         7.09%    7.08     5.69      5.05     6.08
-------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)   $84,314   95,185   95,782   121,912   98,814
-------------------------------------------------------------------------------------------
Portfolio turnover rate                        325%     275      606       534      492
-------------------------------------------------------------------------------------------

                                             -------------------------------------------------
                                                         INTERNATIONAL PORTFOLIO
                                             -------------------------------------------------
                                                                                    JANUARY 6
                                                                                       TO
                                                  YEAR ENDED DECEMBER 31,          DECEMBER 31,
                                             1996      1995      1994      1993        1992
-----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.371     1.244     1.306     .993       1.000
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .011      .018      .009     .010        .010
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)      .212      .139     (.056)    .313       (.017)
-----------------------------------------------------------------------------------------------
Total from investment operations               .223      .157     (.047)    .323       (.007)
-----------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income      .020      .010        --     .009          --
-----------------------------------------------------------------------------------------------
  Distribution from net realized gain          .010      .020      .015     .001          --
-----------------------------------------------------------------------------------------------
Total dividends                                .030      .030      .015     .010          --
-----------------------------------------------------------------------------------------------
Net asset value, end of period             $  1.564     1.371     1.244    1.306        .993
-----------------------------------------------------------------------------------------------

TOTAL RETURN (NOT ANNUALIZED)                 16.49%    12.83     (3.59)   32.83        (.72)
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------
Expenses                                        .96%      .92       .93      .92        1.11
-----------------------------------------------------------------------------------------------
Net investment income                           .89%     1.39       .74      .86        1.01
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                 $163,475   134,481   122,710   88,880      19,447
-----------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)             87%      126       107      116         129
-----------------------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the year ended December 31,
1996 was $.0183. Foreign commissions usually are lower than U.S. commissions when expressed as cents per share due to the lower per share price of many non-U.S. securities.
-----------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                            -----------------------------------
                                                SMALL CAP GROWTH PORTFOLIO
                                            -----------------------------------
                                              YEAR ENDED
                                             DECEMBER 31,         MAY 2 TO
                                            1996      1995    DECEMBER 31, 1994
-------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period        $1.346    1.039         1.000
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .002     .005          .008
-------------------------------------------------------------------------------
  Net realized and unrealized gain            .369     .307          .031
-------------------------------------------------------------------------------
Total from investment operations              .371     .312          .039
-------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income       --     .005            --
-------------------------------------------------------------------------------
  Distribution from net realized gain         .040       --            --
-------------------------------------------------------------------------------
Total dividends                               .040     .005            --
-------------------------------------------------------------------------------
Net asset value, end of period              $1.677    1.346         1.039
-------------------------------------------------------------------------------

TOTAL RETURN (NOT ANNUALIZED)                28.04%   30.07          3.95
-------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------
Expenses                                       .75%     .87          1.25
-------------------------------------------------------------------------------
Net investment income                          .15%     .42           .91
-------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                 $69,137   35,373        12,909
-------------------------------------------------------------------------------
Portfolio turnover rate (annualized)           156%      81            58
-------------------------------------------------------------------------------
Average commission rate paid per share on stock transactions for the year ended
December 31, 1996 was $.0570.
-------------------------------------------------------------------------------

                                       INVESTMENT
                                          GRADE                     SMALL        VALUE+       HORIZON       HORIZON      HORIZON
                                          BOND         VALUE      CAP VALUE      GROWTH         20+           10+           5
                                        PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO

                                          FOR THE PERIOD MAY 1 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $1.000         1.000        1.000        1.000        1.000         1.000        1.000
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                    .031          .015         .013         .008         .012          .018         .023
---------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain         .005          .159         .006         .138         .142          .096         .073
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           .036          .174         .019         .146         .154          .114         .096
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $1.036         1.174        1.019        1.146        1.154         1.114        1.096
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)              3.57%        17.36         1.86        14.60        15.37         11.37         9.59
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION (ANNUALIZED):
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                    .87%          .90          .90          .90          .81           .78          .83
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                      4.93%         2.42         2.25          .97         1.71          2.69         3.60
---------------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION (ANNUALIZED):
---------------------------------------------------------------------------------------------------------------------------------
Expenses                                    .87%          .92          .92         1.01         1.13          1.01         1.01
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                      4.93%         2.40         2.23          .86         1.39          2.46         3.42
---------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in
  thousands)                             $1,998        21,305       13,307       10,196        3,759         5,727        2,534
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)         75%           57           61           25           60            76           13
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid per
share
on stock transactions                        --        $.0500        .0500        .0596        .0458         .0455        .0490
---------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
(DOLLARS IN THOUSANDS)

----------------------------------------------------------
                CORPORATE OBLIGATIONS              VALUE
----------------------------------------------------------
----------------------------------------------------------
BANKING--2.8%
----------------------------------------------------------
        Credit Lyonnais N.A. Inc.
          5.49%, 1/22/97                          $ 1,994
----------------------------------------------------------
BUSINESS LOANS--22.6%
----------------------------------------------------------
        Astro Capital Corp.
          5.48%, 2/3/97                             1,990
        BTM Capital Corporation
          5.45%, 1/21/97                            1,994
        Banner Receivables Corporation
          5.50%, 2/20/97                            1,985
        Broadway Capital Corp.
          5.41%, 1/15/97                            1,996
        Gotham Capital Corporation
          5.50%, 1/9/97                             1,997
   (a)  Heller Financial, Inc.
          5.36%, 1/2/97                             2,000
        Ranger Funding Corporation
          5.43%, 1/28/97                            1,992
        Strategic Asset Funding Corp.
          5.48%, 1/31/97                            1,991
        --------------------------------------------------
                                                   15,945
----------------------------------------------------------
CAPITAL AND EQUIPMENT LENDING--8.5%
----------------------------------------------------------
        IBM Credit Corp.
          5.26%, 2/28/97                            1,999
        Mitsubishi Motors Credit of America,
        Inc.
          5.49%, 1/13/97                            1,996
        SRD Finance Inc.
          5.45%, 1/9/97                             1,998
        --------------------------------------------------
                                                    5,993
----------------------------------------------------------
CAPTIVE BUSINESS LENDING--12.7%
----------------------------------------------------------
        CSW Credit, Inc.
          5.41%, 1/29/97                            1,992
        Enterprise Funding Corp.
          5.50%, 1/28/97                            1,992
   (a)  FINOVA Capital Corporation
          5.68%, 1/15/97                            2,000
        Orix America, Inc.
          5.70%, 3/17/97                            2,965
        --------------------------------------------------
                                                    8,949
----------------------------------------------------------
CONSUMER PRODUCTS AND SERVICES--2.8%
----------------------------------------------------------
        Coca-Cola Enterprises Inc.
          5.40%, 1/14/97                            1,996
----------------------------------------------------------
DIVERSIFIED FINANCE--11.3%
----------------------------------------------------------
        APEX Funding Corp.
          5.49%, 1/31/97                          $ 1,991
        Dynamic Funding Corporation
          5.51%, 1/8/97                             1,998
        STRAIT Capital Corporation
          5.45%, 1/21/97                            1,994
        Sigma Finance, Inc.
          5.48%, 3/27/97                            1,974
        --------------------------------------------------
                                                    7,957
----------------------------------------------------------
FINANCIAL SERVICES--16.9%
----------------------------------------------------------
   (a)  Bear Stearns Companies Inc.
          5.66%, 1/21/97                            2,000
   (a)  Goldman Sachs Group, L.P.
          5.93%, 1/27/97                            2,000
(a)(b)  Lehman Brothers Holdings Inc.
          5.81%, 1/15/97                            2,000
   (a)  Merrill Lynch & Co., Inc.
          5.58%, 1/21/97                            2,000
        Nomura Holding America Inc.
          5.61%, 4/29/97                            1,964
        Salomon Inc.
          6.42%, 4/21/97                            1,962
        --------------------------------------------------
                                                   11,926

----------------------------------------------------------
UTILITIES--12.0%
----------------------------------------------------------
        GTE Corporation
          5.54%, 1/24/97                            1,993
        Gulf Coast Waste Authority, Texas
          5.42%, 1/27/97                            2,000
        NYNEX Corporation
          5.50%, 3/28/97                            1,974
        New Hampshire
        Industrial Development Authority
          5.45%, 2/18/97                            2,500
        --------------------------------------------------
                                                    8,467
        --------------------------------------------------
        TOTAL CORPORATE OBLIGATIONS--89.6%
        (AVERAGE MATURITY: 35 DAYS)                63,227
        --------------------------------------------------


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                   BANK OBLIGATIONS                VALUE
-------------------------------------------------------------
CERTIFICATES OF DEPOSIT
U.S. BANKS--8.5%
-------------------------------------------------------------
     (a)AmSouth Bank of Alabama
          5.46%, 1/7/97                           $ 1,999
     (a)Bankers Trust Company
          5.40%, 1/1/97                             1,999
     (a)Old Kent Bank
          3.75%, 1/1/97                             2,000
        -----------------------------------------------------
                                                    5,998
        -----------------------------------------------------

                   BANK OBLIGATIONS                VALUE
-------------------------------------------------------------
CERTIFICATES OF DEPOSIT
FOREIGN BANK--2.8%
-------------------------------------------------------------
        Sumitomo Bank, Ltd.
          5.53%, 2/28/97                          $ 2,000
        -----------------------------------------------------
        TOTAL BANK OBLIGATIONS--11.3%
        (AVERAGE MATURITY: 16 DAYS)                 7,998
        -----------------------------------------------------
        TOTAL INVESTMENTS--100.9%
        (AVERAGE MATURITY: 33 DAYS)                71,225
        -----------------------------------------------------
        LIABILITIES, LESS CASH
        AND OTHER ASSETS--(.9)%                      (624)
        -----------------------------------------------------
        NET ASSETS--100%                          $70,601
        -----------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO MONEY MARKET PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at December 31, 1996. The dates shown represent the demand date or next interest rate change date.

(b) Illiquid security representing 2.8% of net assets at December 31, 1996.

See accompanying Notes to Financial Statements.

\PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND TOTAL RETURN PORTFOLIO

Portfolio of Investments at December 31, 1996
(DOLLARS IN THOUSANDS)

----------------------------------------------------------------
                                      PRINCIPAL
                                      AMOUNT OR
                                       NUMBER
    GOVERNMENT OBLIGATIONS            OF SHARES        VALUE
----------------------------------------------------------------
U.S. TREASURY NOTES
----------------------------------------------------------------
       7.75%, 2000                    $  6,000       $  6,279
       7.875%, 2001                      7,000          7,462
       7.75%, 2001                       9,000          9,512
       6.25%, 2003                       8,500          8,492
       7.25%, 2004                      33,000         34,726
       5.875%, 2004                      4,000          3,895
       6.50%, 2005                       4,200          4,229
     -----------------------------------------------------------
                                                       74,595
----------------------------------------------------------------
U.S. TREASURY BONDS
----------------------------------------------------------------
       10.75%, 2005                      8,400         10,777
       12.00%, 2013                      1,800          2,575
       12.50%, 2014                     13,000         19,433
     -----------------------------------------------------------
                                                       32,785
----------------------------------------------------------------
PROVINCE OF QUEBEC, CANADA
----------------------------------------------------------------
       8.625%, 2005                      2,000          2,202
     -----------------------------------------------------------
     TOTAL GOVERNMENT OBLIGATIONS--15.7%
     (COST: $108,424)                                 109,582
     -----------------------------------------------------------

     COMMON STOCKS
----------------------------------------------------------------
BASIC INDUSTRIES--3.4%
----------------------------------------------------------------
     Air Products & Chemicals           58,500shs.      4,044
     Betz Laboratories                  44,900          2,627
     Cementos Mexicanos, S.A. de
       C.V., "B," ADR                   38,700            152
     Crown Cork & Seal Co.              85,000          4,622
     W.R. Grace & Co.                   57,000          2,950
     Nucor Corp.                        33,500          1,708
     Praxair, Inc.                      93,100          4,294
     Rentokil Group PLC                 21,000            158
     Temple-Inland Inc.                 50,000          2,706
     Toray Industries                   23,000            142
     -----------------------------------------------------------
                                                       23,403
----------------------------------------------------------------
CAPITAL GOODS--7.7%
----------------------------------------------------------------
     Boeing Co.                         51,000          5,425
     Emerson Electric Co.               58,900          5,698
     Fluor Corp.                        60,000          3,765
     GM Hughes Electronics Corp.        85,000          4,781
     General Electric Co.              116,600         11,529
     B.F. Goodrich Co.                 165,000          6,682
     Honda Motor Co., Ltd.               6,000            171
     Illinois Tool Works                57,500          4,593
     Mitsubishi Heavy Industries        18,000            143
     Raytheon Co.                       22,500          1,083
     Sundstrand Corp.                  113,200          4,811
     Technip S.A.                        3,468            325
(a)  U.S. Filter Corp.                  65,000          2,064
     Westinghouse Electric Corp.       130,000          2,584
     -----------------------------------------------------------
                                                       53,654
                                       NUMBER
                                     OF SHARES        VALUE
----------------------------------------------------------------
CONSUMER CYCLICALS--6.9%
----------------------------------------------------------------
     Brunswick Corp.                   170,000       $  4,080
     CVS Corporation                    76,700          3,173
     Carnival Corp.                    200,000          6,600
  (a)Circus Circus Enterprises          47,400          1,629
  (a)Consolidated Stores Corp.         170,750          5,507
     Walt Disney Company                75,000          5,222
  (a)Federated Department Stores       119,000          4,061
     Hilton Hotels Corp.               140,000          3,658
  (a)Liberty Media Group, "A"           84,000          2,399
     Marriott International             64,900          3,586
  (a)Mirage Resorts, Incorporated      216,000          4,671
     Randstad Holding N.V.               1,172             84
     Reed International PLC              8,968            169
  (a)Viacom International, "B"          90,000          3,139
     -----------------------------------------------------------
                                                       47,978
----------------------------------------------------------------
CONSUMER DURABLES--2.7%
----------------------------------------------------------------
     Goodyear Tire & Rubber Company     74,500          3,827
     Leggett & Platt Incorporated      193,100          6,686
     Magna International Inc., "A"     140,500          7,833
     Matsushita Electric Industrial
       Co., Ltd.                        10,000            163
     -----------------------------------------------------------
                                                       18,509
----------------------------------------------------------------
CONSUMER STAPLES--3.1%
----------------------------------------------------------------
     Dole Food Co.                       3,000            102
     Gillette Co.                       46,000          3,576
     Newell Co.                         80,000          2,520
     Philip Morris Companies            59,800          6,735
     Procter & Gamble Co.               79,700          8,568
     Rite Aid Corp.                      9,263            368
     -----------------------------------------------------------
                                                       21,869
----------------------------------------------------------------
ENERGY--4.4%
----------------------------------------------------------------
     AMOCO Corp.                        53,000          4,267
     Amerada Hess Corp.                 75,000          4,341
     British Petroleum                  11,895            143
     Enron Corp.                        75,200          3,243
     Exxon Corp.                        41,600          4,077
     Mobil Corp.                        31,000          3,790
     Union Pacific Resources Group      45,000          2,706
     Union Texas Petroleum Holdings    207,500          4,643
     Unocal Corp.                       85,000          3,453
     -----------------------------------------------------------
                                                       30,663

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------
                                       NUMBER
                                     OF SHARES        VALUE
----------------------------------------------------------------
FINANCE--11.1%
----------------------------------------------------------------
     H. F. Ahmanson & Co.               68,000       $  2,210
     Allstate Corp.                    145,000          8,392
     American Express Company           70,000          3,955
     Bank of Boston                     61,800          3,971
     Bank of Ireland                    24,613            223
     CITIC Pacific Ltd.                 42,000            244
     Chase Manhattan Corp.              28,000          2,499
     Cheung Kong Holdings Ltd.          22,000            195
     Corestates Financial Corp.         45,000          2,334
     Dean Witter Discover               80,000          5,300
     Development Bank of Singapore      13,000            176
     Federal National Mortgage
       Association                     148,500          5,532
     First Chicago NBD Corp.            62,000          3,332
     First USA                         132,800          4,598
     Great Western Financial Corp.      50,000          1,450
     ITT Hartford Group                 90,000          6,075
     Internationale Nederlanden
       Groep N.V.                        5,838            210
     Jefferson-Pilot Corp.              68,600          3,884
     KeyCorp                            39,900          2,015
     MGIC Investment Corp.              42,700          3,245
     Mellon Bank Corp.                  45,000          3,195
     Merrill Lynch & Co.                23,800          1,940
     NationsBank                        32,000          3,128
     PNC Bank Corp., N.A.               92,500          3,480
     Signet Banking Corp.               50,000          1,537
     Travelers Group                    98,666          4,477
     -----------------------------------------------------------
                                                       77,597
----------------------------------------------------------------
HEALTH CARE--9.7%
----------------------------------------------------------------
     Abbott Laboratories               120,000          6,090
     American Home Products            100,000          5,863
  (a)Amgen, Inc.                        38,000          2,066
     Baxter International               84,000          3,444
  (a)British Bio-Technology Group       36,500            128
  (a)Fresenius Medical Care, A.G.        2,090            168
  (a)HealthCare COMPARE Corp.           76,100          3,225
     Johnson & Johnson                 190,000          9,453
     Eli Lilly & Co.                   100,000          7,300
     Merck & Co., Inc.                  83,200          6,594
  (a)Novartis, ADR                      61,200          3,481
     Omnicare, Inc.                     76,100          2,445
     Perkin-Elmer Corp.                100,000          5,887
     Pharmacia & Upjohn, Inc.           70,000          2,774
     Roche Holding A.G.,
     with warrants expiring 1998            20            156
  (a)St. Jude Medical                   70,000          2,984
  (a)Steris Corp.                      100,900          4,389
  (a)Ventritex Inc.                     50,000          1,231
     -----------------------------------------------------------
                                                       67,678
----------------------------------------------------------------
                                      NUMBER OF
                                      SHARES OR
                                      PRINCIPAL
                                       AMOUNT          VALUE
----------------------------------------------------------------
TECHNOLOGY--8.7%
----------------------------------------------------------------
     Adobe Systems                      44,000       $  1,644
  (a)Applied Materials, Inc.            58,000          2,084
  (a)Cadence Design Systems            106,600          4,237
  (a)Cisco Systems                      88,000          5,599
     L.M. Ericsson Telephone Co.,
       "B"                               8,045            249
     Harris Corp.                       52,000          3,568
     Hewlett-Packard Co.                57,500          2,889
  (a)Informix Corp.                    122,000          2,486
     Intel Corp.                        45,000          5,892
     International Business
       Machines                         20,000          3,020
     Murata Manufacturing                5,000            165
  (a)National Semiconductor Corp.      125,000          3,047
  (a)Parametric Technology Corp.        43,200          2,219
     Pitney Bowes Inc.                  54,000          2,943
  (a)Silicon Graphics Inc.              68,000          1,734
  (a)Sterling Commerce                  87,500          3,084
  (a)Sun Microsystems                  116,000          2,980
  (a)Teradyne                           79,000          1,926
  (a)3Com Corporation                   61,800          4,534
     United Technologies                93,600          6,178
     -----------------------------------------------------------
                                                       60,478
----------------------------------------------------------------
TRANSPORTATION--1.6%
----------------------------------------------------------------
     Burlington Northern Sante Fe
       Corporation                      48,000          4,146
     Canadian National Railway
       Company                          42,767          1,625
     Ryder System Inc.                 190,700          5,363
     Swire Pacific Ltd., "A"            19,500            186
     -----------------------------------------------------------
                                                       11,320
----------------------------------------------------------------
UTILITIES--3.7%
----------------------------------------------------------------
  (a)Airtouch Communications           110,000          2,777
     Ameritech Corp.                    60,000          3,638
     Cincinnati Bell                    76,700          4,727
     Iberdrola, S.A.                    17,400            246
  (a)LCI International, Inc.            90,000          1,935
     SBC Communications Inc.            80,000          4,140
     Salomon, Inc. convertible
       preferred--Cincinnati Bell       17,000          1,024
     Telefonica del Peru S.A., ADS       8,000            151
  (a)WorldCom, Inc.                    272,000          7,089
     -----------------------------------------------------------
                                                       25,727
     -----------------------------------------------------------
     TOTAL COMMON STOCKS--63.0%
     (COST: $360,188)                                 438,876
     -----------------------------------------------------------

     CORPORATE OBLIGATIONS
----------------------------------------------------------------
BASIC INDUSTRIES--1.4%
----------------------------------------------------------------
     Boise Cascade Corp.
       9.85%, 2002                    $  1,000       $  1,125
       9.45%, 2009                       1,000          1,153
     Crown Paper, 11.00%, 2005             795            749
     Euramax International,
       11.25%, 2006                      1,000          1,035
     Owens-Illinois, Inc.,
       11.00%, 2003                      3,990          4,439
     Stone Container Corp.,
       11.875%, 2016                     1,000          1,070
     Stone Container Finance Corp.,
       11.50%, 2006                        500            517
     -----------------------------------------------------------
                                                       10,088

PORTFOLIO OF INVESTMENTS

(Dollars in thousands)


----------------------------------------------------------------
                                     PRINCIPAL
                                       AMOUNT         VALUE
----------------------------------------------------------------
CAPITAL GOODS
----------------------------------------------------------------
     Nortek, Inc., 9.875%, 2004       $     90       $     90
----------------------------------------------------------------
CONSUMER CYCLICALS--6.6%
----------------------------------------------------------------
     AMF Group
  (b)  12.25%, 2006                      1,000            663
       10.875%, 2006                       500            526
     American Radio System,
       9.00%, 2006                       1,260          1,222
     Cablevision Systems Corp.,
       9.25%, 2005                       1,800          1,778
     Cinemark USA, Inc.,
       9.625%, 2008                      1,360          1,384
  (b)Comcast UK Cable Partners
     Ltd.,
       11.20%, 2007                      2,880          2,059
     Delco Remy International,
       10.625%, 2006                     1,000          1,056
     Empress River Casino,
       10.75%, 2002                      2,000          2,170
     Federated Department Stores,
       10.00%, 2001                      2,000          2,183
     Granite Broadcasting Corp.,
       9.375%, 2005                      1,240          1,204
     Hayes Wheels International,
     Inc.,
       11.00%, 2006                      1,000          1,085
  (b)International CableTel Inc.,
       11.50%, 2006                      2,600          1,768
     K-III Communications Corp.,
       8.50%, 2006                         750            729
     News American Holdings,
       9.25%, 2013                       2,000          2,235
  (b)PanAmSat, L.P.,
       11.375%, 2003                     1,800          1,665
     Pathmark Stores, Inc.,
       9.625%, 2003                        245            235
     Rogers Cantel Mobile Inc.,
       11.125%, 2002                     1,790          1,893
     Royal Caribbean Cruises Ltd.,
       8.25%, 2005                       2,000          2,134
     Sears Roebuck Acceptance
     Corp.,
       6.75%, 2005                       2,000          1,971
     Sinclair Broadcasting Group,
     Inc.,
       10.00%, 2003                      1,710          1,742
     TCI Communications,
       8.65%, 2004                       1,000          1,024

----------------------------------------------------------------
                                     PRINCIPAL
                                       AMOUNT         VALUE
----------------------------------------------------------------
CONSUMER CYCLICALS--CONTINUED
----------------------------------------------------------------
  (b)TeleWest Communications PLC,
       11.00%, 2007                   $  4,020       $  2,794
     360 Communications,
       7.125%, 2003                      2,000          1,975
     Time Warner Entertainment Co.,
       8.875%, 2012                      1,000          1,086
     Time Warner Inc.,
       9.125%, 2013                      1,000          1,095
     Trump Atlantic City,
       11.25%, 2006                      1,800          1,784
     Univision TV,
       11.75%, 2001                      1,500          1,579
     USA Mobile Communications,
     Inc.,
       9.50%, 2004                       1,750          1,667
  (b)Videotron Holdings PLC,
       11.125%, 2004                       625            545
     WestPoint Stevens,
       9.375%, 2005                      2,050          2,114
     -----------------------------------------------------------
                                                       45,365
----------------------------------------------------------------
CONSUMER STAPLES--.5%
----------------------------------------------------------------
     Nabisco Inc.,
       8.00%, 2000                       1,000          1,034
     Rite Aid Corp.
       6.70%, 2001                         500            500
       7.125%, 2007                      1,400          1,404
       7.70%, 2027                         300            302
     -----------------------------------------------------------
                                                        3,240
----------------------------------------------------------------
ENERGY--1.6%
----------------------------------------------------------------
     BHP Finance USA,
       7.875%, 2002                      2,000          2,115
     Gulf Canada Resources Limited,
       9.25%, 2004                       1,500          1,586
     Parker & Parsley Petroleum,
       8.25%, 2007                       2,000          2,150
     Petronas Dagangan Bhd
       7.125%, 2005                      1,000          1,007
       7.75%, 2015                       1,000          1,034
     Repsol International Finance,
       7.00%, 2005                       1,000          1,007
     USX Corporation,
       9.375%, 2012                      2,000          2,333
     -----------------------------------------------------------
                                                       11,232

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


--------------------------------------------------------------
                                     PRINCIPAL
                                      AMOUNT            VALUE
--------------------------------------------------------------
FINANCE--4.9%
--------------------------------------------------------------
     AB Spintab,
       7.50%, 2049                    $  2,000       $  2,017
     ABN AMRO Bank,
       8.25%, 2009                       2,000          2,127
     Abbey National First Capital,
       8.20%, 2004                         700            753
     Abbey National PLC,
       7.35%, 2049                       1,300          1,315
     Associates Corp, N.A.,
       8.25%, 1999                       2,000          2,101
     BCH Cayman Islands Limited,
       7.70%, 2006                       1,000          1,029
     Banco Central Hispano
     Americano,
       7.50%, 2005                       1,000          1,016
     Bangkok Bank Ltd.,
       7.25%, 2005                       2,000          1,961
     Capital One Bank,
       8.125%, 2000                      2,000          2,073
     Citicorp,
       7.625%, 2005                      1,000          1,039
     Corporation Andina De
     Formento,
       7.10%, 2003                       1,750          1,751
     ERAC USA Finance,
       6.95%, 2006                       2,000          1,962
     Equitable Life,
       6.95%, 2005                       2,000          1,969
     GMAC Medium Term Note,
       8.50%, 2000                       2,000          2,129
     Lehman Brothers Holdings,
       7.25%, 2003                       2,000          2,013
     Merita Bank Ltd.,
       6.50%, 2006                       1,000            954
     NationsBank Corp.,
       7.50%, 2006                       2,000          2,058
     Skandinaviska Enskilda Banken,
       6.625%, 2049                      1,000            982
     Societe Generale New York,
       7.40%, 2006                       2,000          2,040
     SunTrust Banks, Atlanta,
       7.25%, 2006                       2,000          2,034
     UBS Securities,
       7.25%, 2006                       1,000          1,021
     ---------------------------------------------------------
                                                        34,344

--------------------------------------------------------------
HEALTH CARE--1.0%
--------------------------------------------------------------
     Columbia/HCA
     Healthcare Corp.,
       7.25%, 2008                    $  1,000       $  1,015
     MedPartners,
       7.375%, 2006                      2,000          2,009
     Ornda HealthCorp.
       12.25%, 2002                      1,440          1,534
       11.375%, 2004                       380            440
     Tenet Healthcare Corporation
       9.625%, 2002                        130            142
       10.125%, 2005                     1,600          1,768
     ---------------------------------------------------------
                                                        6,908
--------------------------------------------------------------
TRANSPORTATION--.8%
--------------------------------------------------------------
     Delta Airlines
       9.875%, 2008                        738            837
       9.75%, 2021                       2,250          2,700
     United Airlines,
       9.56%, 2018                       2,000          2,274
     ---------------------------------------------------------
                                                        5,811
--------------------------------------------------------------
UTILITIES--.4%
--------------------------------------------------------------
     Southwestern Bell Telephone,
       6.625%, 2005                      1,000            986
     Tenaga Nasional Berhad,
       7.875%, 2004                      1,750          1,844
     ---------------------------------------------------------
                                                        2,830
     ---------------------------------------------------------
     TOTAL CORPORATE
     OBLIGATIONS--17.2%
     (COST: $117,325)                                 119,908
     ---------------------------------------------------------
     MONEY MARKET INSTRUMENTS--4.2%
     Yield--5.92% to 7.15%
     Due--January 1997
     (COST: $29,483)                    29,500         29,484
     ---------------------------------------------------------
     TOTAL INVESTMENTS--100.1%
     (COST: $615,420)                                 697,850
     ---------------------------------------------------------
     LIABILITIES, LESS OTHER
     ASSETS--(.1)%                                       (748)
     ---------------------------------------------------------
     NET ASSETS--100%                                $697,102
     ---------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO TOTAL RETURN PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Non-income producing security.

(b) Deferred interest obligation; currently zero coupon under the terms of the initial offering.

Based on the cost of investments of $615,420,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $85,747,000, the gross unrealized depreciation was $3,317,000 and the net unrealized appreciation on investments was $82,430,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT         VALUE
---------------------------------------------------------------
GOVERNMENT OBLIGATIONS
---------------------------------------------------------------
     U.S. Treasury Notes
     8.875%, 1997                     $  1,000       $  1,027
     5.875%, 2001                        8,000          7,884
     Republic of Argentina,
     9.25%, 2001                           800            812
     United Mexican States,
     9.75%, 2001                           800            828
     ----------------------------------------------------------
     TOTAL GOVERNMENT
     OBLIGATIONS--3.6%
     (Cost: $10,631)                                   10,551
     ----------------------------------------------------------

     CORPORATE OBLIGATIONS
---------------------------------------------------------------
AEROSPACE--2.7%
---------------------------------------------------------------
     Airplanes Pass Through Trust,
     10.875%, 2019                       1,190          1,318
     Fairchild Corporation,
     12.00%, 2001                        2,840          2,868
     Howmet Inc.,
     10.00%, 2003                          270            297
     K & F Industries, Inc.
     11.875%, 2003                         470            505
     10.375%, 2004                       1,510          1,589
     UNC, Inc.,
     11.00%, 2006                        1,080          1,161
     ----------------------------------------------------------
                                                        7,738
---------------------------------------------------------------
BROADCASTING, CABLESYSTEMS AND PUBLISHING--15.1%
---------------------------------------------------------------
     Adelphia Communication
     Corporation
     12.50%, 2002                          165            169
     11.875%, 2004                         240            242
     Affinity Group, Inc.,
     11.50%, 2003                        1,460          1,529
     American Radio Systems,
     9.00%, 2006                         1,410          1,368
(a)  American Telecasting
     14.50%, 2004                          970            461
     14.50%, 2005                          590            251
(a)  Bell Cablemedia PLC
     11.95%, 2004                        3,140          2,732
     11.875%, 2005                         150            121
     Big Flower Press, Inc.,
     10.75%, 2003                        1,257          1,339
     CAI Wireless Systems,
     12.25%, 2002                        1,000            490
(a)  CS Wireless,
     11.375%, 2006                       2,520            920
     Cablevision Systems Corporation
     9.25%, 2005                           420            415
     9.875%, 2013                          730            719
     10.50%, 2016                        1,220          1,254
     9.875%, 2023                          550            533
     Century Communications Corp.,
     11.875%, 2003                       1,100          1,166
(a)  Charter Communications,
     14.00%, 2007                        1,870          1,103
(a)  Comcast UK Cable Partners Ltd.,
     11.20%, 2007                        4,630          3,310
     Comcast Corporation
     9.125%, 2006                          690            707
     9.50%, 2008                           730            758

---------------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT         VALUE
---------------------------------------------------------------
BROADCASTING, CABLESYSTEMS AND PUBLISHING--CONTINUED
---------------------------------------------------------------
(a)  Echostar Communications,
     12.875%, 2004                    $  2,095       $  1,723
     Frontiervision,
     11.00%, 2006                        1,020          1,030
     Granite Broadcasting Corp.
     10.375%, 2005                       1,220          1,255
     9.375%, 2005                          640            622
     Intermedia Capital Partners,
     11.25%, 2006                        1,260          1,310
(a)  International Cabletel Inc.
     12.75%, 2005                        3,750          2,794
     11.50%, 2006                          450            306
     Multicanal Participacoes,
     12.625%, 2004                         820            887
     Neodata Services,
     12.00%, 2003                        1,610          1,695
     Newsquest Capital PLC,
     11.00%, 2006                        1,700          1,759
(a)  People's Choice TV Unit,
     13.125%, 2004                       2,050            861
     Sinclair Broadcasting Group,
     Inc.,
     10.00%, 2003                        1,890          1,925
     Sullivan Broadcasting
     10.25%, 2005                          410            418
     13.25%, 2006                          810            891
     Telewest Communications PLC
     9.625%, 2006                        1,350          1,384
(a)  11.00%, 2007                        2,365          1,644
(a)  UIH Australia Pacific, Inc.,
     14.00%, 2006                        2,350          1,222
     Univision TV,
     11.75%, 2001                          370            389
(a)  Videotron Holdings PLC
     11.125%, 2004                         745            650
     11.00%, 2005                        1,020            821
     Young Broadcasting Inc.,
     11.75%, 2004                          440            484
     ----------------------------------------------------------
                                                       43,657
---------------------------------------------------------------
BUSINESS SERVICES--2.3%
---------------------------------------------------------------
     Allied Waste Industries,
     10.25%, 2006                          600            631
     Corporate Express Inc.,
     9.125%, 2004                        1,300          1,332
     Intertek Finance,
     10.25%, 2006                          650            679
     Monarch Marking Systems,
     12.50%, 2003                        1,270          1,499
     Outdoor Systems, Inc.,
     9.375%, 2006                        1,640          1,689
     Universal Outdoor Holdings,
     Inc.,
     9.75%, 2006                           760            787
     ----------------------------------------------------------
                                                        6,617

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)


----------------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT         VALUE
----------------------------------------------------------------
CHEMICALS AND AGRICULTURE--4.5%
----------------------------------------------------------------
   Agriculture, Mining and
   Chemicals, Inc.,
     10.75%, 2003                     $    940       $  1,001
   Atlantis Group, Inc.,
     11.00%, 2003                        1,735          1,813
(a)Brooks Fiber,
     11.875%, 2006                       1,670          1,071
   Hines Horticulture,
     11.75%, 2005                          610            656
   NL Industries Inc.,
     11.75%, 2003                        1,710          1,813
   Pioneer Americas Acquisition
   Corporation,
     13.375%, 2005                       1,000          1,130
   Polymer Group Inc.,
     12.25%, 2002                          897            982
   Rexene Corporation,
     11.75%, 2004                        2,180          2,442
   Terra Industries Inc.,
     10.50%, 2005                          840            914
   UCC Investors Holdings, Inc.
     10.50%, 2002                          840            907
     11.00%, 2003                          300            321
   -------------------------------------------------------------
                                                       13,050
----------------------------------------------------------------
COMMUNICATIONS--9.3%
----------------------------------------------------------------
(a)Call-Net Enterprises Inc.,
     13.25%, 2004                        1,000            822
(a)Cellular, Inc.,
     11.75%, 2003                        1,795          1,633
(a)Comunicacion Cellular,
     13.125%, with warrants, 2003        2,200          1,628
   CommNet Cellular,
     11.25%, 2005                          730            777
(a)ICG Holdings,
     13.50%, 2005                        3,000          2,130
   IMPSAT Corporation,
     12.125%, 2003                         870            913
   Intermedia Communications of
   Florida, Inc.,
     13.50%, with warrants, 2005         1,870          2,186
(a)Millicom International Cellular S.A.,
     13.50%, 2006                        2,700          1,677
   Netsat Servicos,
     12.75%, 2004                          650            680
   Nextlink Communications,
     12.50%, 2006                          850            917
   Paging Network, Inc.
     10.125%, 2007                       1,200          1,230
     10.00%, 2008                          300            306
(a)PanAmSat, L.P.,
     11.375%, 2003                       3,615          3,344
   Rogers Cantel
     11.125%, 2002                       2,570          2,718
     9.375%, 2008                          520            546
     9.75%, 2016                           440            465
(a)Shared Technologies,
     12.25%, 2006                          810            674
   USA Mobile Communications, Inc. II
     14.00%, 2004                        1,220          1,379
     9.50%, 2004                           530            505
   Vanguard Cellular Systems,
     9.375%, 2006                        1,380          1,390
   Western Wireless
     10.50%, 2006                          290            304
     10.50%, 2007                          500            523
   -------------------------------------------------------------
                                                       26,747

----------------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT         VALUE
----------------------------------------------------------------
CONSTRUCTION MATERIALS--3.5%
----------------------------------------------------------------
   American Standard Inc.
(a)  10.50%, 2005                     $  1,110       $  1,032
     9.25%, 2016                         1,300          1,352
(a)Building Materials Corporation
     of America,
     11.75%, 2004                        3,895          3,379
   Nortek,
     9.875%, 2004                        2,170          2,175
   Triangle Pacific Corporation,
     10.50%, 2003                        2,185          2,332
   -------------------------------------------------------------
                                                       10,270
----------------------------------------------------------------
CONSUMER PRODUCTS AND SERVICES--7.1%
----------------------------------------------------------------
   AMF Group
(a)  12.25%, 2006                        2,940          1,948
     10.875%, 2006                       2,440          2,565
   Avondale Mills,
     10.25%, 2006                        1,620          1,677
   Cinemark USA, Inc.,
     9.625%, 2008                        1,140          1,160
   Coinmach Corporation,
     11.75%, 2005                        2,630          2,847
(a)Dr. Pepper Bottling Holdings, Inc.,
     11.625%, 2003                       1,330          1,257
   Herff Jones, Inc.,
     11.00%, 2005                          500            535
   Pillowtex Corp.,
     10.00%, 2006                          550            572
   Premier Parks Inc.,
     12.00%, 2003                        1,460          1,602
(a)Six Flags Theme Park,
     12.25%, 2005                        3,250          3,088
   Van De Kamps, Inc.,
     12.00%, 2005                          600            665
   West Point Stevens, Inc.,
     9.375%, 2005                        2,550          2,630
   -------------------------------------------------------------
                                                       20,546
----------------------------------------------------------------
DRUGS AND HEALTH CARE--3.4%
----------------------------------------------------------------
   Dade International Inc.,
     11.125%, 2006                         930          1,014
   Genesis Health Venture,
     9.25%, 2006                           780            803
   Magellan Health Services,
     11.25%, 2004                        1,890          2,107
   Ornda Healthcorporation,
     11.375%, 2004                       1,840          2,132
   Scholastic Brands,
     11.00%, 2007                          760            775
   Tenet Healthcare,
     10.125%, 2005                       1,560          1,724
   Unison Healthcare,
     12.25%, 2006                        1,170          1,199
   -------------------------------------------------------------
                                                        9,754

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT         VALUE
----------------------------------------------------------------
ENERGY AND RELATED SERVICES--6.5%
----------------------------------------------------------------
   Benton Oil & Gas Co.,
     11.625%, 2003                    $  1,215       $  1,340
   Chesapeake Energy Corporation,
     10.50%, 2002                        1,265          1,379
   Clark USA, Inc.,
     10.875%, 2005                         890            917
   Coda Energy,
     10.50%, 2006                        1,460          1,548
   Empire Gas Corporation,
     7.00%, with warrants, 2004            900            772
   Ferrellgas Partners, L.P.,
     9.375%, 2006                        1,000          1,035
   Flores & Rucks Inc.
     13.50%, 2004                        1,310          1,569
     9.75%, 2006                            80             84
   Forcenergy Gas Exploration,
     9.50%, 2006                           530            554
   Gulf Canada Resources Limited
     9.25%, 2004                         1,690          1,787
     9.625%, 2005                          930          1,002
   Mesa Operating Co.,
     10.625%, 2006                       1,180          1,288
   Parker Drilling Corp.,
     9.75%, 2006                           550            580
   Plains Resources,
     10.25%, 2006                          950          1,016
   Santa Fe Energy Resources Inc.,
     11.00%, 2004                        1,040          1,149
   United Meridian Corp.,
     10.375%, 2005                         870            953
   Vintage Petroleum,
     9.00%, 2005                         1,810          1,851
   -------------------------------------------------------------
                                                       18,824

----------------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT         VALUE
----------------------------------------------------------------
FINANCIAL SERVICES, HOME BUILDERS AND REAL ESTATE--3.8%
----------------------------------------------------------------
   Continental Homes Holding,
     10.00%, 2006                     $  1,116       $  1,158
   Forecast Group L.P.,
     11.375%, 2000                         765            708
   Fortress Group,
     13.75%, 2003                          660            702
   Hovnanian Kent,
     11.25%, 2002                        1,858          1,891
   Kaufman & Broad Home Corp.,
     9.625%, 2006                        1,180          1,184
   J.M. Peters Company,
     12.75%, 2002                        1,300          1,248
   Presley Companies,
     12.50%, 2001                        1,545          1,483
   Ryland Group,
     10.50%, 2006                        1,470          1,536
   Toll Brothers Inc.,
     8.75%, 2006                         1,100          1,107
   -------------------------------------------------------------
                                                       11,017
----------------------------------------------------------------
HOTELS AND GAMING--4.3%
----------------------------------------------------------------
   Eldorado Resorts,
     10.50%, 2006                        1,840          1,950
   Empress River Casino,
     10.75%, 2002                        2,170          2,354
   Harrahs Entertainment
     8.75%, 2000                           500            509
     10.875%, 2002                          80             85
   Harvey's Casino Resorts,
     10.625%, 2006                         380            407
   MGM Grand Hotel Finance
   Corporation,
     12.00%, 2002                        1,175          1,262
   Players International,
     10.875%, 2005                       1,380          1,366
   Station Casinos Inc.,
     10.125%, 2006                       1,550          1,554
   Trump Atlantic City,
     11.25%, 2006                        3,000          2,974
   -------------------------------------------------------------
                                                       12,461

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT         VALUE
----------------------------------------------------------------
MANUFACTURING, METALS AND MINING--14.0%
----------------------------------------------------------------
   Aftermarket Technology,
     12.00%, 2004                     $  1,380       $  1,547
   Alvey Systems,
     11.375%, 2003                       1,050          1,102
   Bar Technologies,
     13.50%, with warrants, 2001           750            816
   Collins & Aikman Corporation,
     11.50%, 2006                        2,130          2,322
   Crain Industries, Inc.,
     13.50%, 2005                          990          1,120
   Day International Group, Inc.,
     11.125%, 2005                       1,680          1,777
   Delco Remy International,
     10.625%, 2006                       1,580          1,669
   Essex Group Incorporated,
     10.00%, 2003                        1,290          1,329
   Euramax International PLC,
     11.25%, 2006                        1,580          1,635
   Fairfield Manufacturing
   Company,
     11.375%, 2001                         780            815
(a)Foamex-JPS Automotive L.P.,
     14.00%, with warrants, 2004           940            804
   Foamex L.P.,
     11.25%, 2002                        1,970          2,098
   GS Technologies
     12.00%, 2004                          380            396
     12.25%, 2005                          620            654
   Great Dane Holdings Company,
     12.75%, 2001                          995          1,000
   Gulf States Steel,
     13.50%, with warrants, 2003         1,660          1,569
   Hayes Wheels International, Inc.,
     11.00%, 2006                        2,020          2,192
   IMO Industries,
     11.75%, 2006                          810            753
   JPS Automotive Products Corp.,
     11.125%, 2001                       1,670          1,787
   Jordan Industries,
     10.375%, 2003                       1,560          1,544
   Knoll Inc.,
     10.875%, 2006                         870            961
   Motors and Gears, Inc.,
     10.75%, 2006                        1,200          1,236
   Newflo Corporation,
     13.25%, 2002                        1,050          1,160
   Penda Industries, Inc.,
     10.75%, 2004                          550            540
   Renco Metals,
     11.50%, 2003                          660            693
   Spinnaker Industries,
     10.75%, 2006                          510            533
   Terex Corporation Unit,
     13.25%, 2002                        1,030          1,128
   Thermadyne Industries, Inc.
     10.25%, 2002                        1,320          1,386
     10.75%, 2003                        1,576          1,655
   UCAR Global,
     12.00%, 2005                        1,550          1,788
   WCI Steel Inc.,
     10.00%, 2004                        1,500          1,523
   Weirton Steel Corp.,
     11.375%, 2004                       1,000          1,013
   -------------------------------------------------------------
                                                       40,545
----------------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT         VALUE
----------------------------------------------------------------
PAPER, FOREST PRODUCTS AND CONTAINERS--8.9%
----------------------------------------------------------------
   BPC Holding Corp.,
     12.50%, 2006                     $    750       $    795
   Berry Plastics Corporation,
     12.25%, 2004                        1,140          1,254
   Container Corporation of
   America,
     11.25%, 2004                          585            629
   Crown Paper,
     11.00%, 2005                        1,315          1,239
   Florida Coast Paper Company,
     12.75%, 2003                          390            425
   Four M Corporation,
     12.00%, 2006                          560            588
   Gaylord Container Corporation,
     12.75%, 2005                        1,730          1,912
   Maxxam Group, Inc.
(a)  12.25%, 2003                          440            372
     12.00%, 2003                          520            533
     11.25%, 2003                        1,653          1,711
   National Fiberstock
   Corporation,
     11.625%, 2002                         760            807
   Owens-Illinois, Inc.
     11.00%, 2003                          670            745
     9.95%, 2004                         1,125          1,192
     9.75%, 2004                         2,230          2,341
   Plastic Container,
     10.00%, 2006                          270            278
   Printpack, Inc.
     9.875%, 2004                          340            352
     10.625%, 2006                       1,170          1,217
   Riverwood International
     10.25%, 2006                        1,350          1,330
     10.875%, 2008                       2,070          1,925
   Speciality Paperboard,
     9.375%, 2006                        1,155          1,181
   Stone Container Corporation
     11.50%, 2006                        2,180          2,256
     11.875%, 2016                       1,740          1,862
   U.S. Can Corp.,
     10.125%, 2006                         880            926
   -------------------------------------------------------------
                                                       25,870
----------------------------------------------------------------
RETAILING--3.5%
----------------------------------------------------------------
   Ameriking,
     10.75%, 2006                          330            340
   Brunos,
     10.50%, 2005                        2,450          2,597
   Cole National Group,
     9.875%, 2006                        1,110          1,143
(b)Color Tile, Inc.,
     10.75%, 2001                        1,470             59
   Dominick's Finer Foods,
     10.875%, 2005                         400            443
   Finlay Fine Jewelry
   Corporation,
     10.625%, 2003                       2,020          2,131
   Guitar Center Management,
     11.00%, 2006                          520            551
   Pamida Holdings,
     11.75%, 2003                        1,500          1,290
   Pathmark Stores, Inc.
     12.625%, 2002                       1,040          1,082
     9.625%, 2003                          590            564
   -------------------------------------------------------------
                                                       10,200

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------
                                                           PRICIPAL
                                                           AMOUNT OR
                                                             NUMBER
                                                           OF SHARES         Value
--------------------------------------------------------------------------------------
TECHNOLOGY--.6%

                                Communication and Power
                                Industry, Inc.,
                                  12.00%, 2005             $    585          $    657
                                Computervision Corporation,
                                  11.375%, 1999               1,080             1,131
                                -----------------------------------------------------
                                                                                1,788
-------------------------------------------------------------------------------------
TRANSPORTATION--.2%
                            (a) Transtar Holdings, L.P.,
                                  13.375%, 2003                  631              498
                                -----------------------------------------------------
                                TOTAL CORPORATE
                                OBLIGATIONS--89.7%
                                (COST: $250,207)                              259,582
                                -----------------------------------------------------
-------------------------------------------------------------------------------------

(B)  COMMON AND PREFERRED STOCKS
-------------------------------------------------------------------------------------
                                Beatrice Foods                     31,584shs.     565
                                Benedek Unit
                                  preferred                         5,000         493
                                  warrants                          5,000          18
                                Capital Pacific Holdings            3,634           4
                                Computervision Corporation        130,160       1,204
                                Echostar Communications            14,987         330
                                Gaylord Container Corporation     122,950         753
                                Grand Union Company                54,520         273
                                Intelcom Group, Inc., warrants      4,851          59
                                Rite Aid Corporation                6,150         244
                                Sullivan Broadcasting              12,960         130
                                Waxman Industries, Inc.,
                                warrants                           52,274         150
                                -----------------------------------------------------
                                TOTAL COMMON AND PREFERRED
                                STOCKS--1.5%
                                (COST: $4,705)                                  4,223
                                -----------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                            AMOUNT           VALUE
-------------------------------------------------------------------------------------
                                MONEY MARKET
                                INSTRUMENTS--3.5%
                                Yield--6.26% to 6.51%
                                Due--January 1997
                                (COST: $9,985)             $ 10,000          $  9,985
                                -----------------------------------------------------
                                TOTAL INVESTMENTS--98.3%
                                (COST: $275,528)                              284,341
                                -----------------------------------------------------
                                CASH AND OTHER ASSETS, LESS
                                LIABILITIES--1.7%                               4,974
                                -----------------------------------------------------
                                NET ASSETS--100%                             $289,315
                                -----------------------------------------------------
-------------------------------------------------------------------------------------

 NOTES TO HIGH YIELD PORTFOLIO OF INVESTMENTS

(a) Deferred interest obligation; currently zero coupon under terms of the initial offering.

(b) Non-income producing security. In the case of a bond, generally denotes that issuer has defaulted on the payment of interest or has filed for bankruptcy.

Based on the cost of investments of $275,528,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $15,482,000, the gross unrealized depreciation was $6,669,000 and the net unrealized appreciation on investments was $8,813,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------
                                                           NUMBER OF
COMMON STOCKS                                               SHARES         VALUE
--------------------------------------------------------------------------------
BASIC INDUSTRIES--4.2%
                           Cementos Mexicanos, S.A.
                           de C.V. "B," ADR                 131,800     $    517
                           W.R. Grace & Co.                 154,400        7,990
                           Pall Corp.                       250,000        6,375
                           Praxair, Inc.                    100,000        4,613
                           Toray Industries                  76,000          468
                        (a)Tubos de Acero de Mexico,
                           S.A., ADR                         18,500          294
                           -----------------------------------------------------
                                                                          20,257
--------------------------------------------------------------------------------
CAPITAL GOODS--10.1%

                           Boeing Co.                         25,200       2,681
                           Fluor Corp.                        71,900       4,512
                           GM Hughes Electronics Corp.       100,000       5,625
                           B.F. Goodrich Co.                 240,000       9,720
                           Honda Motor Co., Ltd.              19,000         542
                           Mitsubishi Heavy Industries        61,000         484
                           Rentokil Group PLC                 75,000         565
                           Technip S.A.                        4,634         434
                        (a)U.S. Filter Corp.                 230,000       7,302
                        (a)United Waste Systems               44,000       1,512
                           Westinghouse Electric Corp.       500,000       9,938
                           York International Corp.          106,000       5,923
                           -----------------------------------------------------
                                                                          49,238
--------------------------------------------------------------------------------
CONSUMER CYCLICALS--24.6%

                        (a)Autozone                          385,000      10,587
                           Brunswick Corp.                   350,000       8,400
                           Carnival Corp.                    150,000       4,950
                        (a)Consolidated Stores Corp.         343,750      11,086
                        (a)Cox Communications                450,000      10,406
                        (a)Federated Department Stores       218,900       7,470
                           Heilig-Meyers                     350,000       5,687
                           Home Depot                        176,500       8,847
                        (a)Liberty Media Group, "A"          276,100       7,886
                        (a)Lone Star Steakhouse &
                           Saloon                            300,000       8,025
                        (a)MGM Grand                         140,000       4,883
                           Manpower, Inc.                    150,000       4,875
                        (a)Mirage Resorts, Incorporated      200,000       4,325
                           Randstad Holding N.V.               3,725         269
                           Reed International PLC             31,114         586
                        (a)Tele-Communications, Inc.         693,000       9,052
                        (a)Tommy Hilfiger Corporation        155,000       7,440
                           Wendy's International             250,000       5,125
                          ------------------------------------------------------
                                                                         119,899
--------------------------------------------------------------------------------
CONSUMER DURABLES--1.2%

                           Goodyear Tire and Rubber
                           Company                           100,000       5,137
                           Matsushita Electric Industrial
                           Co., Ltd.                          30,000         488
                           -----------------------------------------------------
                                                                           5,625
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.8%
                           Dole Food Co.                     300,000      10,163
                           Newell Co.                        100,000       3,150
                           Philip Morris Companies            32,900       3,705
                           Procter & Gamble Co.               14,200       1,527
                           -----------------------------------------------------
                                                                          18,545
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
                                                           NUMBER OF
                                                            SHARES         VALUE
ENERGY--2.8%
                           Baker Hughes, Inc.                150,000    $  5,175
                           British Petroleum                  42,270         506
                           Halliburton Co.                   130,000       7,833
                           -----------------------------------------------------
                                                                          13,514
--------------------------------------------------------------------------------
FINANCE--1.8%

                           Bank of Ireland                    73,759         668
                           CITIC Pacific Ltd.                 90,000         522
                           Cheung Kong Holdings Ltd.          51,000         453
                           Development Bank of Singapore      35,000         473
                           Federal National Mortgage
                           Association                        75,000       2,794
                           Internationale Nederlanden
                           Groep N.V.                         19,497         701
                           Charles Schwab Corporation        100,000       3,200
                           -----------------------------------------------------
                                                                           8,811
--------------------------------------------------------------------------------
HEALTH CARE--19.6%

                        (a)ALZA Corp.                        220,700       5,711
                        (a)Amgen, Inc.                        90,000       4,894
                        (a)Biogen                            180,000       6,975
                        (a)British Bio-Technology Group      118,000         414
                           Columbia/HCA Healthcare Corp.      70,000       2,853
                        (a)Fresenius Medical Care, AG          6,640         534
                           Guidant Corporation               210,000      11,970
                        (a)HealthCare COMPARE Corp.          100,000       4,237
                        (a)IDEXX Laboratories                170,000       6,120
                           Johnson & Johnson                 191,000       9,502
                           Eli Lilly & Co.                    65,000       4,745
                        (a)Nellcor Puritan Bennett
                           Incorporated                      270,000       5,906
                           Omnicare Inc.                     163,000       5,236
                           Perkin-Elmer Corp.                165,000       9,714
                           Roche Holding A.G.,
                           with warrants expiring 1998            67         522
                        (a)St. Jude Medical                   48,000       2,046
                           United Healthcare Corp.           225,000      10,125
                        (a)Ventritex Inc.                    170,000       4,186
                           -----------------------------------------------------
                                                                          95,690
--------------------------------------------------------------------------------
TECHNOLOGY--13.1%

                           Alco Standard Corporation          80,000       4,130
                        (a)Cadence Design Systems            270,000      10,733
                        (a)Ceridian Corporation              184,000       7,452
                        (a)Cisco Systems                      75,000       4,772
                        (a)Compaq Computer Corp.              35,000       2,599
                        (a)Electronic Arts                   285,000       8,532
                           L.M. Ericsson Telephone Co.,
                           "B"                                16,329         505
                           Intel Corp.                        37,800       4,949
                           Linear Technology Corp.            37,500       1,645
                           Murata Manufacturing               15,000         498
                        (a)Sterling Commerce                 325,000      11,456
                        (a)Sun Microsystems                  185,000       4,752
                        (a)TCI Satellite                      69,300         684
                           Texas Instruments                  19,700       1,256
                           -----------------------------------------------------
                                                                          63,963
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------
                                      NUMBER OF
                                       SHARES      VALUE
----------------------------------------------------------------
TRANSPORTATION--1.9%
----------------------------------------------------------------
     Burlington Northern
       Sante Fe Corporation             40,000    $  3,455
     Canadian National
       Railway Company                  53,372       2,028
     Ryder System Inc.                  21,000         591
     Southwest Airlines Co.            130,600       2,890
     Swire Pacific Ltd., "A"            44,000         420
     -----------------------------------------------------------
                                                     9,384
----------------------------------------------------------------
UTILITIES--5.9%
----------------------------------------------------------------
  (a)AirTouch Communications           224,000       5,656
     Iberdrola, S.A                     45,000         637
  (a)LCI International, Inc.           400,000       8,600
     Frontier Corporation              100,000       2,263
  (a)Paging Network, Inc.              260,000       3,965
     Telefonica del Peru S.A., ADS      27,500         519
  (a)WorldCom, Inc.                    275,000       7,167
     -----------------------------------------------------------
                                                    28,807
     -----------------------------------------------------------
     TOTAL COMMON STOCKS--89.0%
     (Cost: $400,767)                              433,733
     -----------------------------------------------------------

----------------------------------------------------------------
                                      NUMBER OF
                                       SHARES      VALUE
----------------------------------------------------------------
     MONEY MARKET INSTRUMENTS
     Yield--5.46% to 7.15%
     Due--January and February 1997
     Baxter International              $10,000    $  9,986
     Countrywide Home Loans             10,000       9,976
     Houston Lighting                   10,000       9,997
     Whirlpool Financial Corporation    10,000       9,985
     Other                              18,500      18,461
     -----------------------------------------------------------
     TOTAL MONEY MARKET
     INSTRUMENTS--12.0%
     (COST: $58,405)                                58,405
     -----------------------------------------------------------
     TOTAL INVESTMENTS--101.0%
     (COST: $459,172)                              492,138
     -----------------------------------------------------------
     LIABILITIES, LESS CASH AND
     OTHER ASSETS--(1.0)%                           (4,655)
     -----------------------------------------------------------
     NET ASSETS--100%                             $487,483
     -----------------------------------------------------------

------------------------------------------------------------------------------
NOTES TO GROWTH PORTFOLIO OF INVESTMENTS
------------------------------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $459,172,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $46,877,000, the gross unrealized depreciation was $13,911,000 and the net unrealized appreciation on investments was $32,966,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------
                                                                       COUPON               PRINCIPAL
       GOVERNMENT OBLIGATIONS                      TYPE                 RATE    MATURITY     AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL                   Pass-through Certificates         7.00%   2022-2024    $14,750    $ 14,467
MORTGAGE                                                                7.125        2022      2,991       3,057
ASSOCIATION - 58.6%                                                     7.50    2022-2027     10,851      10,877
(Cost: $48,395)                                                         8.00    2016-2026     11,101      11,390
                                                                        8.50    2016-2027      4,365       4,527
                                                                        9.00    2016-2027      3,270       3,449
                                                                        9.50    2013-2022        682         740
                                                                       10.00      2016           821         904
                                      --------------------------------------------------------------------------
                                                                                                          49,411
----------------------------------------------------------------------------------------------------------------
U.S. TREASURY                         Notes                             8.875     1998         5,000       5,261
SECURITIES - 17.5%                                                      8.75      2000         5,000       5,418
(Cost: $15,114)                                                         7.00      2006         1,600       1,663
                                      Bonds                            11.875     2003           870       1,135
                                                                        9.125     2009           484         558
                                                                        9.125     2018           555         703
                                      --------------------------------------------------------------------------
                                                                                                          14,738
----------------------------------------------------------------------------------------------------------------
FEDERAL HOME                          Pass-through Certificates         7.00    2023-2024      9,782       9,626
LOAN MORTGAGE
CORPORATION - 11.4%
(Cost: $9,155)
----------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL                      Pass-through Certificates         6.50         2025        508         486
MORTGAGE                                                                7.00         2027      3,000       2,935
ASSOCIATION - 10.8%                                                     7.50    2025-2027      4,757       4,752
(Cost: $9,064)                                                          8.00    2024-2025        904         921
                                      --------------------------------------------------------------------------
                                                                                                           9,094
----------------------------------------------------------------------------------------------------------------
CANADIAN PROVINCIAL                   Province of Ontario               7.625     2004           500         526
OBLIGATIONS - 1.3%                    Province of Quebec                8.625     2005           500         551
(Cost: $1,094)
                                      --------------------------------------------------------------------------
                                                                                                           1,077
                                      --------------------------------------------------------------------------
                                      TOTAL GOVERNMENT OBLIGATIONS--99.6%
                                      (Cost: $82,822)                                                     83,946
                                      --------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
(A) CORPORATE                         American Express Master Trust     7.60      2002         2,500       2,603
    OBLIGATIONS - 16.2%               BHP Finance USA                   7.875     2002           500         529
                                      Banco Central Hispano             7.50      2005           500         508
                                      Chase Credit Company              5.55      2003         2,500       2,425
                                      Equitable Life                    6.95      2005           500         492
                                      Green Tree Financial Corp.        7.00      2026         2,500       2,529
                                      Nabisco Inc.                      6.70      2002           500         497
                                      NationsBank Corp.                 9.50      2004           500         574
                                      Olympic Automobile Receivable     7.00      2004         2,500       2,545
                                      Sears Roebuck Acceptance Corp.    6.75      2005           500         493
                                      Southwestern Bell Telephone       6.625     2005           500         493
                                      --------------------------------------------------------------------------
                                      TOTAL CORPORATE OBLIGATIONS--16.2%
                                      (Cost: $13,790)                                                     13,688
----------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                                            PRINCIPAL
                                                                                             AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------
REPURCHASE                            Dated December, 1996. Collateralized by Federal Home Loan Mortgage
AGREEMENT- 4.7%                       Association and Federal National Mortgage Association securities which are
(Cost: $4,000)                        monitored daily to ensure their market value exceeds the carrying value of the repurchase agreement.

                                      Merrill Lynch Government Securities,
                                      Inc.
                                      (held at The Chase Manhattan Bank, N.A., subcustodian)
                                      7.00%, 1/2/97                                          $ 4,000    $  4,000
                                      --------------------------------------------------------------------------
                                      TOTAL INVESTMENTS--120.5%
                                      (Cost: $100,612)                                                   101,634
                                      --------------------------------------------------------------------------
                                      LIABILITIES, LESS OTHER ASSETS--(20.5)%                            (17,320)
                                      --------------------------------------------------------------------------
                                      NET ASSETS--100%                                                  $ 84,314
                                      --------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO GOVERNMENT SECURITIES PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) The portfolio may invest up to 35% of total assets in fixed income securities other than U.S. Government Securities.

Based on the cost of investments of $100,612,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $1,791,000, the gross unrealized depreciation was $769,000, and the net unrealized appreciation on investments was $1,022,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                           COMMON STOCKS            SHARES      VALUE
-------------------------------------------------------------------------------------------------------
EUROPE
-------------------------------------------------------------------------------------------------------
NETHERLANDS--13.6%
-------------------------------------------------------------------------------------------------------
                                                  ABN AMRO Bank                      42,103    $  2,736
                                                    BANKING
                                                  Aalberts Industries N.V.           61,445       1,510
                                                    CAPITAL GOODS AND COMPONENTS
                                                  Aegon N.V.                         49,929       3,178
                                                    INSURANCE COMPANY
                                                  GTI Holding                         6,540         826
                                                    ENGINEERING SERVICES
                                                  Goudsmit N.V.                      20,310       1,808
                                                    TEMPORARY EMPLOYMENT AGENCY
                                                  Gucci Group N.V.                   20,300       1,361
                                                    LUXURY GOODS MANUFACTURER
                                                  Internationale Nederlanden
                                                  Groep N.V.                        101,228       3,640
                                                    BANKING AND INSURANCE
                                                  Koninklijke Ahold N.V.             47,889       2,990
                                                    FOOD RETAILER
                                                  Randstad Holding N.V.               9,750         703
                                                    BUSINESS SERVICES
                                                  Royal Dutch Petroleum               9,065       1,587
                                                    PETROLEUM PRODUCER
                                                  Wolters Kluwer                     15,000       1,990
                                                    PUBLISHER
                                                  -----------------------------------------------------
                                                                                                 22,329
-------------------------------------------------------------------------------------------------------
UNITED KINGDOM--13.4%
-------------------------------------------------------------------------------------------------------
                                                  BBA Group PLC                     277,214       1,679
                                                    DIVERSIFIED ENGINEERING
                                                    COMPANY
                                                  Barclays PLC                       96,000       1,642
                                                    BANKING
                                                  (a)British Bio-Technology Group   450,000       1,579
                                                    PHARMACEUTICAL COMPANY
                                                  British Petroleum                 171,530       2,056
                                                    PETROLEUM PRODUCER
                                                  Dixons Group PLC                  216,306       2,014
                                                    ELECTRONICS RETAILER
                                                  Glaxo Wellcome                    185,000       3,006
                                                    PHARMACEUTICAL COMPANY
                                                  Granada Group PLC                 200,000       2,955
                                                    ENTERTAINMENT AND
                                                    COMMUNICATIONS COMPANY
                                                  Laura Ashley Holdings PLC         332,000         963
                                                    RETAILER
                                                  Next PLC                          110,000       1,071
                                                    RETAILER
                                                  Pearson PLC                        43,600         560
                                                    MEDIA AND ENTERTAINMENT
                                                    COMPANY
                                                  Reed International PLC            136,000       2,564
                                                    PUBLISHER
                                                  Rentokil Group PLC                240,000       1,809
                                                    SERVICES COMPANY
                                                  -----------------------------------------------------
                                                                                                 21,898
-------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                    SHARES      VALUE
-------------------------------------------------------------------------------------------------------
SWITZERLAND--6.4%
-------------------------------------------------------------------------------------------------------
                                                  Alusuisee-Lonza Holding             2,000    $  1,559
                                                    ALUMINUM, CHEMICALS AND
                                                    PACKAGING MANUFACTURER
                                                  (a)Novartis                         4,160       4,749
                                                    PHARMACEUTICAL COMPANY
                                                  Roche Holding A.G., with
                                                  warrants expiring 1998                525       4,089
                                                    PHARMACEUTICAL COMPANY
                                                  -----------------------------------------------------
                                                                                                 10,397
-------------------------------------------------------------------------------------------------------
SPAIN--5.6%
-------------------------------------------------------------------------------------------------------
                                                  Banco Bilbao Vizcaya               49,600       2,673
                                                    BANKING
                                                  Empresa Nacional de
                                                  Electricidad S.A.                  20,000       1,421
                                                    ELECTRIC UTILITY
                                                  Iberdrola, S.A.                   250,000       3,536
                                                    ELECTRIC UTILITY
                                                  PRYCA Centros, S.A.                70,000       1,480
                                                    FOOD RETAILER
                                                  -----------------------------------------------------
                                                                                                  9,110
-------------------------------------------------------------------------------------------------------
IRELAND--5.1%
-------------------------------------------------------------------------------------------------------
                                                  Bank of Ireland                   278,473       2,521
                                                    BANKING
                                                  Greencore Group PLC               258,797       1,643
                                                    FOOD PRODUCER
                                                  Independent Newspapers PLC        443,201       2,250
                                                    PUBLISHER
                                                  Kerry Group PLC                    70,280         717
                                                    FOOD PROCESSING
                                                  Waterford Wedgewood PLC           977,315       1,257
                                                    FINE CHINA AND CRYSTAL
                                                    MANUFACTURER
                                                  -----------------------------------------------------
                                                                                                  8,388
-------------------------------------------------------------------------------------------------------
FRANCE--5.1%
-------------------------------------------------------------------------------------------------------
                                                  Carrefour S.A.                      4,500       2,922
                                                    FOOD RETAILER
                                                  Christian Dior S.A.                 2,500         403
                                                    LUXURY GOODS MANUFACTURER
                                                  Clarins                             7,230       1,058
                                                    COSMETIC PRODUCTS
                                                  Elf Aquitaine                      22,000       1,999
                                                    OIL AND GAS PRODUCER
                                                  Grand Optical Photoservice          2,500         404
                                                    PHOTO DEVELOPING AND
                                                    PRESCRIPTION OPTICAL
                                                    MANUFACTURING
                                                  Rhone Poulenc Rorer                   200          16
                                                    CHEMICAL AND PHARMACEUTICAL
                                                    COMPANY
                                                  Technip S.A.                       16,400       1,536
                                                    ENGINEERING COMPANY
                                                  -----------------------------------------------------
                                                                                                  8,338
-------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------
                                                       NUMBER OF
                                                        SHARES      VALUE
----------------------------------------------------------------------------
GERMANY--4.7%
----------------------------------------------------------------------------
                      Bayer A.G.                         46,000    $  1,875
                        CHEMICAL COMPANY
                      Fresenius A.G.                     17,000       1,367
                        PHARMACEUTICAL COMPANY
                      Mannesmann A.G.                     4,100       1,775
                        CAPITAL GOODS PRODUCER
                      SGL CARBON A.G.                     7,000         881
                        CHEMICAL COMPANY
                      Veba, A.G.                         32,000       1,848
                        ELECTRIC UTILITY
                      -----------------------------------------------------
                                                                      7,746
----------------------------------------------------------------------------
ITALY--1.8%
----------------------------------------------------------------------------
                      Bulgari SpA                        55,000       1,114
                        LUXURY GOODS MANUFACTURER
                      Telecom Italia Mobile             700,000       1,766
                        MOBILE TELECOMMUNICATIONS
                        PROVIDER
                      -----------------------------------------------------
                                                                      2,880
----------------------------------------------------------------------------
SWEDEN--1.4%
----------------------------------------------------------------------------
                      L.M. Ericsson Telephone Co.,
                      "B"                                30,000         927
                        TELECOMMUNICATIONS EQUIPMENT
                        MANUFACTURER
                      Getinge Industrier AB              24,750         488
                        MEDICAL SUPPLY COMPANY
                      Hoganas AB                         24,200         847
                        ENGINEERING COMPANY
                      -----------------------------------------------------
                                                                      2,262
----------------------------------------------------------------------------
BELGIUM--.7%
----------------------------------------------------------------------------
                      Generale de Banque                  3,200       1,146
                        BANKING
----------------------------------------------------------------------------
DENMARK--.5%
----------------------------------------------------------------------------
                      Copenhagen Airports                 7,800         793
                        AIRPORT OPERATOR
----------------------------------------------------------------------------
NORWAY--.4%
----------------------------------------------------------------------------
                      Schibsted A/S                      40,450         744
                        PUBLISHER
----------------------------------------------------------------------------
FINLAND--.4%
----------------------------------------------------------------------------
                   (a)Tietotehdas Oy                      7,690         636
                      INFORMATION TECHNOLOGY
                      -----------------------------------------------------
                      TOTAL EUROPEAN
                      COUNTRIES--59.1%                               96,667
                      -----------------------------------------------------


----------------------------------------------------------------------------
                                                       NUMBER OF
                                                        SHARES      VALUE
----------------------------------------------------------------------------
PACIFIC REGION
----------------------------------------------------------------------------
JAPAN--21.6%
----------------------------------------------------------------------------
                      Bank of Tokyo-Mitsubishi Ltd.      88,000    $  1,630
                        BANKING
                      Canon Inc.                        110,000       2,426
                        PRECISION INSTRUMENTS
                        MANUFACTURER
                      Circle K Japan                     27,000       1,163
                        CONVENIENCE RETAILER
                      Daifuku Co., Ltd                   66,000         830
                        DIVERSIFIED MACHINERY
                        MANUFACTURER
                      Eisai Co., Ltd.                   110,000       2,161
                        PHARMACEUTICAL COMPANY
                      Honda Motor Co., Ltd.              82,000       2,338
                        AUTOMOBILE MANUFACTURER
                      Ishikawajima-Harima
                      Heavy Industries                  465,000       2,063
                        HEAVY MACHINERY MANUFACTURER
                      Mabuchi Motor Co., Ltd.            27,300       1,371
                        ENGINE MANUFACTURER
                      Matsushita Electric
                      Industrial Co., Ltd.              165,000       2,687
                        ELECTRONICS MANUFACTURER
                      Mitsubishi Heavy Industries       177,000       1,403
                        INDUSTRIAL EQUIPMENT
                        MANUFACTURER
                      Mitsui & Co. Ltd.                 225,000       1,822
                        CONGLOMERATE
                      Miura Co., Ltd.                    43,000         545
                        BOILER MAKER
                      Murata Manufacturing               63,000       2,090
                        ELECTRONIC COMPONENTS
                        MANUFACTURER
                      Olympus Optical Co., Ltd.         150,000       1,422
                        CAMERA AND OPTICAL EQUIPMENT
                        MANUFACTURER
                      Ricoh Company, Ltd.               160,000       1,833
                        OFFICE AUTOMATION EQUIPMENT
                        MANUFACTURER
                      Seven Eleven Japan Co., Ltd.       23,000       1,344
                        CONVENIENCE RETAILER
                      Sumitomo Metal Industries         610,000       1,498
                        STEEL MANUFACTURER
                      Tokyo Style                        88,000       1,228
                        WOMEN'S APPAREL MANUFACTURER
                      Toray Industries                  385,000       2,372
                        TEXTILE MANUFACTURER
                      Toyota Motor Corp.                 77,000       2,209
                        AUTOMOBILE MANUFACTURER
                      Tsubakimoto Chain Co.             175,000         935
                        CHAIN AND CONVEYOR
                        MANUFACTURER
                      -----------------------------------------------------
                                                                     35,370
----------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------
                                      NUMBER OF
                                       SHARES      VALUE
-----------------------------------------------------------
HONG KONG--4.5%
-----------------------------------------------------------
     CITIC Pacific Ltd.                210,000    $  1,219
       CONGLOMERATE
     Cheung Kong Holdings Ltd.         138,000       1,227
       REAL ESTATE
     HSBC Holdings PLC                  46,535         996
       BANKING
     Henderson Land
     Development Co., Ltd.             100,000       1,008
       PROPERTY DEVELOPER
     Hysan Development Co., Ltd.       235,000         936
       PROPERTY DEVELOPER
     Regal Hotels International
       Holdings                       3,000,000      1,047
       HOTEL OPERATOR
     Swire Pacific Ltd., "A"           103,000         982
       CONGLOMERATE
     -----------------------------------------------------
                                                     7,415
----------------------------------------------------------
MALAYSIA--2.7%
-----------------------------------------------------------
     DCB Holdings Bhd                  260,000         891
       BANKING
     Edaran Otomobil
     Nasional Berhad                    33,000         330
       AUTOMOBILE DISTRIBUTOR
     Hume Industries Bhd               125,000         787
       CONSTRUCTION MATERIAL
       MANUFACTURER
     Kedah Cement Berhad               156,000         309
       CEMENT MANUFACTURER
     Magnum Corporation Berhad         375,000         727
       ENTERTAINMENT AND GAMING
     Sungei Way Holdings Berhad        190,000         564
       BUILDING MATERIALS COMPANY
     U M W Holdings Bhd                153,000         715
       EQUIPMENT MANUFACTURER
     -----------------------------------------------------
                                                     4,323
----------------------------------------------------------
SINGAPORE--.8%
----------------------------------------------------------
     Development Bank of Singapore      61,000         824
       BANKING
     Fraser & Neave Ltd.                41,000         422
       BEER AND SOFT DRINK
       MANUFACTURER
     -----------------------------------------------------
                                                     1,246
     -----------------------------------------------------
     TOTAL PACIFIC REGION--29.6%                    48,354
     -----------------------------------------------------

  COMMONWEALTH COUNTRIES
----------------------------------------------------------
CANADA--5.0%
----------------------------------------------------------
     Canadian National
     Railway Company                    84,000       3,192
       RAILWAY COMPANY
     Petro-Canada                      232,700       2,531
       OIL AND GAS COMPANY
     (a)Philip Environmental           166,500       2,414
       WASTE COLLECTION AND
       RECYCLING COMPANY
     -----------------------------------------------------
                                                     8,137
                                      NUMBER OF
                                       SHARES      VALUE
----------------------------------------------------------
AUSTRALIA--1.2%
----------------------------------------------------------
     Aristocrat                        152,105    $    395
       ENTERTAINMENT
     Tabcorp Holdings Ltd.             338,400       1,613
       ENTERTAINMENT AND GAMING
     -----------------------------------------------------
                                                     2,008
----------------------------------------------------------
NEW ZEALAND--.7%
----------------------------------------------------------
     Tranz Rail Holdings Ltd.           63,100       1,116
       TRANSPORTATION
     -----------------------------------------------------
     TOTAL COMMONWEALTH COUNTRIES--6.9%
                                                    11,261
     -----------------------------------------------------

LATIN AMERICA
----------------------------------------------------------
MEXICO--3.3%
----------------------------------------------------------
     Cementos Mexicanos, S.A. de
       C.V., "B," ADR                  415,100       1,628
       CEMENT PRODUCER
     Fomento Economico Mexicano de
       C.V., "B," ADR                  287,000         976
       BEER AND SOFT DRINK
       MANUFACTURER
     Grupo Carso, S.A. de C.V., ADR    164,000         865
       INDUSTRIAL CONGLOMERATE
     Grupo Televisa, S.A., GDR          29,000         743
       MEDIA AND BROADCASTING
       COMPANY
     (a)Tubos de Acero de
     Mexico, S.A., ADR                  70,500       1,119
       STEEL MANUFACTURER
     -----------------------------------------------------
                                                     5,331
----------------------------------------------------------
PERU--.4%
----------------------------------------------------------
     Telefonica del Peru S.A., ADS      38,700         730
       TELECOMMUNICATION SERVICES
----------------------------------------------------------
BRAZIL--.1%
----------------------------------------------------------
     (a)Iochpe-Maxion                 3,505,000        202
       AUTO PARTS AND MACHINERY
       MANUFACTURER
     -----------------------------------------------------
     TOTAL LATIN AMERICAN COUNTRIES--3.8%
                                                     6,263
     -----------------------------------------------------
     TOTAL COMMON STOCKS--99.4%
     (COST: $132,888)                              162,545
     -----------------------------------------------------
     CASH AND OTHER ASSETS,
     LESS LIABILITIES--.6%                             930
     -----------------------------------------------------
     NET ASSETS--100%                             $163,475
     -----------------------------------------------------

PORTFOLIO OF INVESTMENTS

At December 31, 1996, the International Portfolio had the following industry diversification (dollars in thousands):

                                                                       VALUE        %
      --------------------------------------------------------------------------------------
      Finance                                                         $ 29,774     18.2
      --------------------------------------------------------------------------------------
      Consumer Cyclicals                                                29,028     17.8
      --------------------------------------------------------------------------------------
      Capital Goods                                                     20,855     12.8
      --------------------------------------------------------------------------------------
      Health Care                                                       17,859     10.9
      --------------------------------------------------------------------------------------
      Basic Industries                                                  16,568     10.1
      --------------------------------------------------------------------------------------
      Technology                                                        13,392      8.2
      --------------------------------------------------------------------------------------
      Consumer Staples                                                  12,494      7.6
      --------------------------------------------------------------------------------------
      Utilities                                                          9,301      5.7
      --------------------------------------------------------------------------------------
      Energy                                                             8,173      5.0
      --------------------------------------------------------------------------------------
      Transportation                                                     5,101      3.1
      --------------------------------------------------------------------------------------
      Total Common Stocks                                              162,545     99.4
      --------------------------------------------------------------------------------------
      Other Net Assets                                                     930      0.6
      --------------------------------------------------------------------------------------
      Net Assets                                                      $163,475    100.0
      --------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO INTERNATIONAL PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Non-income producing security.

Based on the cost of investments of $132,888,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $32,877,000, the gross unrealized depreciation was $3,220,000 and the net unrealized appreciation on investments was $29,657,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
(Dollars in thousands)

--------------------------------------------------------------------------------------------
                                                                      NUMBER OF
                                               COMMON STOCKS           SHARES       VALUE
--------------------------------------------------------------------------------------------
BASIC INDUSTRIES--6.7%
--------------------------------------------------------------------------------------------
                                    (a)Culligan Water Technologies      19,000    $      770
                                    (a)Fort Howard Corp.                62,500         1,730
                                       Gentex Corp.                     26,000           523
                                       NuCo2, Inc.                      17,000           226
                                       Philip Environmental             65,000           943
                                       Steel Dynamics, Inc.             23,900           457
                                       -----------------------------------------------------
                                                                                       4,649
--------------------------------------------------------------------------------------------
CAPITAL GOODS--4.2%
--------------------------------------------------------------------------------------------
                                       BE Aerospace, Inc.               23,000           624
                                    (a)KLA Instruments                  28,500         1,012
                                       Precision Castparts Corp.        15,600           774
                                    (a)Rofin-Sinar Technologies,
                                       Inc.                             40,900           481
                                       -----------------------------------------------------
                                                                                       2,891
--------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--12.3%
--------------------------------------------------------------------------------------------
                                       Gaylord Entertainment Co.        41,000           938
                                    (a)Getty Communications PLC         40,000           600
                                    (a)MGM Grand                        32,500         1,133
                                    (a)MSC Industrial Direct            31,100         1,151
                                       Meredith Corp.                   20,300         1,071
                                       Outdoor Systems, Inc.            36,000         1,013
                                       Pier 1 Imports                   23,000           405
                                    (a)Planet Hollywood Int'l Inc.      28,000           553
                                       Steiner Leisure                  12,500           252
                                       U.S. Franchise Systems, Inc.     45,000           456
                                       Univision Communications,
                                       Inc.                              9,500           352
                                       Western Teleaservices            24,000           546
                                       -----------------------------------------------------
                                                                                       8,470
--------------------------------------------------------------------------------------------
CONSUMER DURABLES--4.2%
--------------------------------------------------------------------------------------------
                                       Ethan Allen Interiors            13,800           531
                                       SPX Corp.                        35,000         1,356
                                    (a)Triangle Pacific Corp.           42,500         1,023
                                       -----------------------------------------------------
                                                                                       2,910
--------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.2%
--------------------------------------------------------------------------------------------
                                    (a)ABR Information Services         12,000           473
                                       CKE Restaurants                  16,000           576
                                       K-III Communications
                                       Corporation                      60,000           645
                                       Stewart Enterprises              35,250         1,199
                                       -----------------------------------------------------
                                                                                       2,893
--------------------------------------------------------------------------------------------
ENERGY--.9%
--------------------------------------------------------------------------------------------
                                       Trico Marine Services, Inc.       9,500           456
                                       Western Gas Resources            10,000           193
                                       -----------------------------------------------------
                                                                                         649

--------------------------------------------------------------------------------------------
                                                                      NUMBER OF
                                                                       SHARES       VALUE
--------------------------------------------------------------------------------------------
FINANCE--18.1%
--------------------------------------------------------------------------------------------
                                       BA Merchant Services             32,000    $      572
                                    (a)Coast Savings Financial          25,000           916
                                       Columbia Banking Systems         50,000           813
                                       Commercial Federal Corp.         18,000           864
                                       DST Systems, Inc.                40,000         1,255
                                       Executive Risk                   22,500           833
                                    (a)Financial Federal Corporation    62,000         1,039
                                       HCC Insurance Holdings           27,500           660
                                       Kansas City Southern
                                       Industries                        9,200           414
                                       Long Island Bancorp              14,000           490
                                       Paychex                          10,000           514
                                       Quick and Reilly Group           30,500           911
                                       Redwood Trust                     8,800           328
                                       SunGard Data Systems             11,500           454
                                       Texas Regional Bancshares        18,300           622
                                       Western National Corporation     18,000           347
                                       Wilmington Trust Corp.           37,500         1,481
                                       -----------------------------------------------------
                                                                                      12,513
--------------------------------------------------------------------------------------------
HEALTH CARE--12.4%
--------------------------------------------------------------------------------------------
                                    (a)CRA Managed Care, Inc.           15,000           675
                                    (a)Dura Pharmaceuticals             25,000         1,194
                                       Mentor Corp.                     25,000           738
                                    (a)OccuSystems, Inc.                12,300           332
                                       Omnicare, Inc.                   43,000         1,381
                                       Physician Sales & Service        30,000           431
                                    (a)Henry Schein, Inc.               15,500           533
                                    (a)Sofamor-Danek Group              21,000           641
                                    (a)Steris Corp.                     38,000         1,653
                                    (a)Total Renal Care Holdings        27,300           990
                                       -----------------------------------------------------
                                                                                       8,568
--------------------------------------------------------------------------------------------
TECHNOLOGY--23.7%
--------------------------------------------------------------------------------------------
                                       Adobe Systems                    19,000           710
                                    (a)Altera Corp.                     22,500         1,635
                                    (a)Analog Devices                   46,000         1,558
                                    (a)Andrew Corp.                     15,000           796
                                    (a)Ciber, Inc.                      15,000           450
                                    (a)Dupont Photomasks, Inc.          14,000           635
                                    (a)Electronic Arts                  26,000           778
                                    (a)Gartner Group                    28,500         1,110
                                    (a)Geoworks                         22,500           551
                                    (a)HNC Software                     26,500           828
                                    (a)Informix Corp.                   51,200         1,043
                                    (a)Keane, Inc.                      30,800           978
                                    (a)Kulicke & Soffa Industries       42,500           808
                                    (a)McAfee Associates, Inc.          10,800           472
                                    (a)Microchip Technology             21,000         1,068
                                    (a)Parametric Technology Corp.      11,500           591
                                    (a)Puma Technologies                35,000           604
                                    (a)Read-Rite Corp.                  26,500           669
                                    (a)Tellabs Operations               15,000           564
                                    (a)Wind River Systems, Inc.         11,000           521
                                       -----------------------------------------------------
                                                                                      16,369
--------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                                                                            SHARES OR
                                                                            PRINCIPAL
                                                                              AMOUNT       VALUE
----------------------------------------------------------------------------------------------------
TRANSPORTATION--2.4%
                             (a)  Wisconsin Central
                                  Transportation                                 41,900    $ 1,660
----------------------------------------------------------------------------------------------------
UTILITIES--1.1%
                             (a)  LCI International, Inc.                        36,200        778
                                  ------------------------------------------------------------------
                                  TOTAL COMMON STOCKS--90.2%
                                  (COST: $54,100)                                           62,350
                                  ------------------------------------------------------------------
                                  MONEY MARKET INSTRUMENTS
                                  Yield--5.46% to 7.15%
                                  Due--January and February 1997
                                  Enron Corporation                           $  2,500       2,500
                                  Renaissance Energy Co.                         2,500       2,486
                                  Other                                          4,000       3,995
                                  ------------------------------------------------------------------
                                  TOTAL MONEY MARKET INSTRUMENTS--13.0%
                                  (COST: $8,982)                                             8,981
                                  ------------------------------------------------------------------
                                  TOTAL INVESTMENTS--103.2%
                                  (COST: $63,082)                                           71,331
                                  ------------------------------------------------------------------
                                  LIABILITIES, LESS CASH AND           OTHER
                                  ASSETS--(3.2)%                                            (2,194)
                                  ------------------------------------------------------------------
                                  NET ASSETS--100%                                      $   69,137
                                  ------------------------------------------------------------------


--------------------------------------------------------------------------------
 NOTES TO SMALL CAP GROWTH PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Non-income producing security.

Based on the cost of investments of $63,082,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $9,430,000, the gross unrealized depreciation was $1,181,000 and the net unrealized appreciation on investments was $8,249,000.

See Accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND INVESTMENT GRADE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
                                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES--5.0%
                                           (Cost: $100)                           $100         $    100
                                           ------------------------------------------------------------

                                          CORPORATE OBLIGATIONS
                                           AEROSPACE--2.9%
                                           Lockheed Corp.,
                                             7.70%, 2008                            10               10
                                           Lockheed Martin,
                                             7.25%, 2006                            50               51
                                           ------------------------------------------------------------
                                                                                                     61
-------------------------------------------------------------------------------------------------------
BANKS--19.2%
-------------------------------------------------------------------------------------------------------
                                           Abbey National PLC,
                                             7.35%, 2049                            50               51
                                           BCH Cayman Islands Limited,
                                             7.70%, 2006                            20               21
                                           Corporation Andina De Formento,
                                             7.10%, 2003                           100              100
                                           MBNA Corp.,
                                             8.278%, 2026                          100              101
                                           Peoples Bank Bridgeport,
                                             7.20%, 2006                            50               49
                                           Societe Generale,
                                             7.40%, 2006                            10               10
                                           SunTrust Banks,
                                             7.25%, 2006                            50               51
                                           ------------------------------------------------------------
                                                                                                    383
-------------------------------------------------------------------------------------------------------
COMMUNICATIONS, MEDIA
AND ELECTRONICS--5.6%
-------------------------------------------------------------------------------------------------------
                                           News American Holdings, Inc.,
                                             9.25%, 2013                           100              112
-------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS, SERVICES
AND RETAIL--14.1%
-------------------------------------------------------------------------------------------------------
                                           Dimon Inc.,
                                             8.875%, 2006                          100              105
                                           Rite Aid Corp.,
                                             7.70%, 2027                           100              101
                                           Royal Caribbean Cruises Ltd.,
                                             8.25%, 2005                            70               75
                                           ------------------------------------------------------------
                                                                                                    281
-------------------------------------------------------------------------------------------------------
DRUGS AND HEALTH CARE--2.5%
-------------------------------------------------------------------------------------------------------
                                           MedPartners, Inc.,
                                             7.375%, 2006                           50               50

-------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
                                                                                 AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------
ENERGY--15.5%
                                           Enersis S.A.,
                                             7.40%, 2016                          $ 50         $     49
                                           Freeport-McMoRan, Inc.,
                                             7.20%, 2026                            50               49
                                           Freeport-McMoRan Resource Partners,
                                             Ltd.,
                                             7.00%, 2008                           100               97
                                           Gulf Canada Resources,
                                             8.35%, 2006                            50               52
                                           ISP Holdings,
                                             9.00%, 2003                            50               51
                                           Parker & Parsley Petroleum,
                                             8.25%, 2007                            10               11
                                           ------------------------------------------------------------
                                                                                                    309
-------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--5.5%
-------------------------------------------------------------------------------------------------------
                                           Lehman Brothers Holdings,
                                             7.25%, 2003                            50               51
                                           Mellon Corp.,
                                             7.72%, 2026                            50               49
                                           Salomon Inc.,
                                             7.50%, 2003                            10               10
                                           ------------------------------------------------------------
                                                                                                    110
-------------------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS--5.6%
-------------------------------------------------------------------------------------------------------
                                           Domtar, Inc.,
                                             9.50%, 2016                            50               54
                                           James River Corporation,
                                             9.25%, 2021                            50               58
                                           ------------------------------------------------------------
                                                                                                    112
-------------------------------------------------------------------------------------------------------
UTILITIES--2.4%
-------------------------------------------------------------------------------------------------------
                                           Tenega Nasional Berhad,
                                             7.50%, 2096                            50               48
                                           ------------------------------------------------------------
                                           TOTAL CORPORATE OBLIGATIONS--73.3%
                                           (COST: $1,465)                                         1,466
                                           ------------------------------------------------------------
                                           MONEY MARKET INSTRUMENTS--20.0%
                                           (COST: $399)
                                           Yield--5.37%
                                           Due--January 1997
                                           Federal Home Loan Mortgage
                                             Corporation                           400              399
                                           ------------------------------------------------------------
                                           TOTAL INVESTMENTS--98.3%
                                           (COST: $1,964)                                         1,965
                                           ------------------------------------------------------------
                                           CASH AND OTHER ASSETS,
                                           LESS LIABILITIES--1.7%                                    33
                                           ------------------------------------------------------------
                                           NET ASSETS--100%                                    $  1,998
                                           ------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

NOTE TO INVESTMENT GRADE BOND PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $1,964,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $9,000, the gross unrealized depreciation was $8,000 and the net unrealized appreciation on investments was $1,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------
                                                                                  NUMBER
                                                       COMMON STOCKS            OF SHARES    VALUE
---------------------------------------------------------------------------------------------------
BANKS--11.2%
---------------------------------------------------------------------------------------------------
                                              Banc One Corporation                6,200     $   267
                                              Bank of New York Co.                2,400          81
                                              BankAmerica Corp.                   1,800         179
                                              Bankers Trust New York Corp.        1,200         104
                                              Barnett Banks                       4,400         181
                                              Crestar Financial Corp.             1,000          74
                                              First Chicago NBD Corp.             3,500         188
                                              First Union Corp.                   2,700         200
                                              Fleet Financial Group, Inc.         1,200          60
                                              KeyCorp                             3,300         167
                                              NationsBank                         2,200         215
                                              Norwest Corp.                       2,100          91
                                              Signet Banking Corp.                5,600         172
                                              PNC Bank Corp., N.A.                5,900         222
                                              Wells Fargo & Co.                     700         189
                                              -----------------------------------------------------
                                                                                              2,390
---------------------------------------------------------------------------------------------------
BASIC INDUSTRIES--5.1%
---------------------------------------------------------------------------------------------------
                                              Champion International
                                                Corporation                       4,500         195
                                              Dow Chemical Co.                    1,500         117
                                              Georgia-Pacific Corp.               3,000         216
                                              Louisiana-Pacific Corp.            14,000         296
                                              Union Camp Corp.                    5,500         263
                                              -----------------------------------------------------
                                                                                              1,087
---------------------------------------------------------------------------------------------------
CAPITAL GOODS--3.1%
---------------------------------------------------------------------------------------------------
                                              General Electric Co.                2,200         218
                                              Xerox Corporation                   8,500         447
                                              -----------------------------------------------------
                                                                                                665
---------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--6.0%
---------------------------------------------------------------------------------------------------
                                           (a)Burlington Coat Factory             4,600          60
                                              Liz Claiborne                       1,300          50
                                              Deluxe Corporation                 10,000         328
                                           (a)Fruit of the Loom                   2,300          87
                                              J.C. Penney Co.                     8,000         390
                                              Philips N.V., ADR                   7,500         300
                                              V.F. Corp.                            900          61
                                              -----------------------------------------------------
                                                                                              1,276
---------------------------------------------------------------------------------------------------
CONSUMER DURABLES--3.0%
---------------------------------------------------------------------------------------------------
                                              Ford Motor Co.                     20,000         637

---------------------------------------------------------------------------------------------------
                                                                                 NUMBER
                                                       COMMON STOCKS            OF SHARES    VALUE
---------------------------------------------------------------------------------------------------
CONSUMER STAPLES--11.2%
---------------------------------------------------------------------------------------------------
                                              Chiquita Brands International      15,000     $   191
                                              Nestle S.A., ADR                    8,000         426
                                              Phillip Morris Companies            8,200         923
                                              UST, Inc.                          15,400         499
                                              Unilever N.V., ADR                  2,000         351
                                              -----------------------------------------------------
                                                                                              2,390
---------------------------------------------------------------------------------------------------
ENERGY--11.1%
---------------------------------------------------------------------------------------------------
                                              AMOCO Corp.                         9,700         781
                                              Atlantic Richfield Co.              3,000         397
                                              Chevron Corp.                       5,000         325
                                              Columbia Gas System                 5,800         369
                                              Exxon Corp.                         5,000         490
                                              -----------------------------------------------------
                                                                                              2,362
---------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--15.7%
---------------------------------------------------------------------------------------------------
                                              ADVANTA Corp.                       7,000         286
                                              H.F. Ahmanson & Co.                 2,300          75
                                              American General Corp.              5,100         208
                                              American International Group,
                                              Inc.                                6,600         714
                                              Beneficial Corp.                    4,000         253
                                              Federal Home Loan Mortgage Corp.    4,900         540
                                              Federal National Mortgage
                                                Association                      15,600         581
                                              General Re Corp.                    2,000         316
                                              Great Western Financial Corp.       6,200         180
                                              Transamerica Corp.                  2,500         197
                                              -----------------------------------------------------
                                                                                              3,350
---------------------------------------------------------------------------------------------------
HEALTH CARE--4.6%
---------------------------------------------------------------------------------------------------
                                              C.R. Bard                          15,000         420
                                              Becton Dickinson & Co.              6,000         260
                                              Glaxo Wellcome, ADR                 9,700         308
                                              -----------------------------------------------------
                                                                                                988
---------------------------------------------------------------------------------------------------
TECHNOLOGY--5.8%
---------------------------------------------------------------------------------------------------
                                              AMP Incorporated                   11,000         422
                                              Hewlett-Packard Co.                 5,000         251
                                              Raytheon Co.                        5,500         265
                                              Texas Instruments                   4,500         287
                                              -----------------------------------------------------
                                                                                              1,225
---------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------
                                                                NUMBER OF
                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
------------------------------------------------------------------------------------------
UTILITIES--7.6%

                                 AT&T                                 8,500         $   370
                                 GTE Corp.                            9,000             410
                                 SBC Communications Inc.              5,000             259
                                 Southern Company                    18,000             407
                                 U.S. West Communications Group       5,000             161
                                 ----------------------------------------------------------
                                                                                      1,607
                                 ----------------------------------------------------------
                                 TOTAL COMMON STOCKS--84.4%
                                 (COST: $16,580)                                     17,977
                                 ----------------------------------------------------------
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                                                                NUMBER OF
                                                                SHARES OR
                                                                PRINCIPAL
                                                                 AMOUNT             VALUE
-------------------------------------------------------------------------------------------
                                 MONEY MARKET INSTRUMENTS
                                 Yield--5.23% to 5.51%
                                 Due--January 1997
                                 Federal Home Loan Mortgage
                                   Corporation                  $     1,300        $  1,296
                                 Federal National Mortgage
                                 Association                          2,000           1,995
                                 ----------------------------------------------------------
                                 TOTAL MONEY MARKET
                                 INSTRUMENTS--15.4%
                                 (COST: $3,291)                                       3,291
                                 ----------------------------------------------------------
                                 TOTAL INVESTMENTS--99.8%
                                 (COST: $19,871)                                     21,268
                                 ----------------------------------------------------------
                                 CASH AND OTHER ASSETS,
                                 LESS LIABILITIES--.2%                                   37
                                 ----------------------------------------------------------
                                 NET ASSETS--100%                                  $ 21,305
                                 ----------------------------------------------------------
-------------------------------------------------------------------------------------------

 NOTES TO VALUE PORTFOLIO OF INVESTMENTS

(a) Non-income producing security.

Based on the cost of investments of $19,871,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $1,500,000, the gross unrealized depreciation was $103,000 and the net unrealized appreciation on investments was $1,397,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------
                                                                               NUMBER OF
COMMON STOCKS                                                                   SHARES       VALUE
--------------------------------------------------------------------------------------------------
AUTOS AND TRANSPORTATION--7.4%
                                               Airborne Freight Corporation      8,900     $   208
                                               Fleetwood Enterprises             5,000         137
                                               Intermet Corp.                   14,500         234
                                               Myers Industries                 11,500         194
                                               Simpson Industries                5,400          59
                                               Walbro Corp.                      8,700         159
                                               ---------------------------------------------------
                                                                                               991
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.3%
                                          (a)  AMC Entertainment                 8,400         121
                                               J. Baker, Inc.                    6,400          34
                                               Bush Industries                   3,500          67
                                               Cato Corp.                        9,700          48
                                               Del Webb Corp.                   13,600         223
                                               Fedders Corporation              18,500         116
                                               Haggar Apparel Co.                9,600         152
                                               Heilig-Meyers                    13,200         215
                                               Hilton Hotels Corp.               4,500         118
                                          (a)  Insurance Auto Auctions           8,100          77
                                          (a)  Sports & Recreation               8,500          66
                                               ---------------------------------------------------
                                                                                             1,237
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES--.7%
                                          (a)  Performance Food Group            6,000          93
                                               ---------------------------------------------------
--------------------------------------------------------------------------------------------------
ENERGY--9.3%
                                          (a)  Belden & Blake Corporation        3,500          89
                                          (a)  Chieftain International Inc.      9,000         234
                                               Enron Global Power & Pipelines
                                               L.L.C.                            5,400         146
                                               Giant Industries                 10,000         140
                                               KCS Energy                        4,500         161
                                          (a)  Nuevo Energy Co.                  4,500         234
                                          (a)  Seitel, Inc.                      5,900         236
                                               ---------------------------------------------------
                                                                                             1,240
--------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--18.8%
                                          (a)  Arbatax International, Inc.       3,250          21
                                               Compass Bancshares                4,700         187
                                               Cullen Frost Bankers              7,800         259
                                               First Commerce Corp.              3,500         136
                                               First Financial Caribbean
                                               Corp.                             9,400         261
                                               First Financial Corp.             9,125         224
                                               Guaranty National Insurance         706          12
                                               Imperial Credit Industries       12,200         256
                                               Integon Corp.                    13,100         233
                                               Lawyers Title Insurance Corp.     4,400          86
                                               Liberty Bancorp                   1,500          75
                                               Long Island Bancorp               4,300         151
                                               North Fork Bancorp                2,800         100
                                               PHH Corporation                   6,900         297
                                               Roosevelt Financial Group         3,600          76
                                               T.R. Financial Corporation        3,500         124
                                               ---------------------------------------------------
                                                                                             2,498
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                               NUMBER OF
COMMON STOCKS                                                                   SHARES      VALUE
--------------------------------------------------------------------------------------------------
INTEGRATED OILS--1.9%
                                               Tesoro Petroleum Corp.           17,800     $   249
                                               ---------------------------------------------------
--------------------------------------------------------------------------------------------------
MATERIALS AND PROCESSING--16.3%
                                               AK Steel Holding Corp.            6,300         250
                                               AMCOL International              11,100         175
                                               Ball Corp.                        5,900         153
                                               Blount, Inc.                      8,400         322
                                               Carpenter Technology Corp.        7,200         264
                                               Elcor Corp.                       9,000         192
                                          (a)  Global Industrial
                                               Technologies,
                                               Inc.                             11,400         252
                                          (a)  Lydall, Inc.                      6,800         153
                                          (a)  Mueller Industries, Inc.          3,500         135
                                               Quanex Corp.                      6,300         172
                                               Rexene Corp.                      7,300          99
                                               ---------------------------------------------------
                                                                                             2,167
--------------------------------------------------------------------------------------------------
PRODUCER DURABLES--8.7%
                                          (a)  Asyst Technologies                4,400          75
                                          (a)  Electroglas                      10,000         161
                                               Pacific Scientific Co.            9,800         110
                                               Scientific-Atlanta               16,800         252
                                               Stewart & Stevenson Services      8,600         250
                                          (a)  Teltrend                          4,200         117
                                               Watts Industries, Inc.            8,200         196
                                               ---------------------------------------------------
                                                                                             1,161
--------------------------------------------------------------------------------------------------
TECHNOLOGY--9.2%
                                          (a)  Benchmark Electronics             6,900         208
                                          (a)  Burr Brown Corp.                  5,800         151
                                          (a)  Diamond Multimedia Systems,
                                               Inc.                              2,700          32
                                          (a)  EXAR Corporation                  7,100         110
                                          (a)  Jones Intercable Inc.            21,600         224
                                          (a)  Photronics, Inc.                  2,600          71
                                          (a)  Proxima Corp.                     6,400          82
                                          (a)  Read-Rite Corp.                   5,100         129
                                          (a)  Tech-Sym Corporation              7,400         220
                                               ---------------------------------------------------
                                                                                             1,227
--------------------------------------------------------------------------------------------------
UTILITIES--2.8%
                                          (a)  Atlantic Tele-Network            11,500         175
                                               United Cities Gas Co.             8,500         191
                                               --------------------------------------------------
                                                                                               366
--------------------------------------------------------------------------------------------------
OTHER--.5%
                                               Mercer International, Inc.        7,100          73
                                               ---------------------------------------------------
                                               TOTAL COMMON STOCKS--84.9%
                                               (COST: $10,558)                              11,302
                                               ---------------------------------------------------
--------------------------------------------------------------------------------------------------

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------
                                                           PRINCIPAL
                                                            AMOUNT      VALUE
--------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS
--------------------------------------------------------------------------------
                    Yield--5.32% to 5.51%
                    Due--January 1997
                    Federal Farm Credit Bank                $  250     $   249
                    Federal Home Loan Mortgage
                      Corporation                              700         699
                    Federal National Mortgage
                      Association                            1,000         997
                    ------------------------------------------------------------
                    TOTAL MONEY MARKET INSTRUMENTS--14.6%
                    (COST: $1,945)                                       1,945
                    ------------------------------------------------------------
                    TOTAL INVESTMENTS--99.5%
                    (COST: $12,503)                                     13,247
                    ------------------------------------------------------------
                    CASH AND OTHER ASSETS,
                    LESS LIABILITIES--.5%                                   60
                    ------------------------------------------------------------
                    NET ASSETS--100%                                   $13,307
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO SMALL CAP VALUE PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $12,503,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $1,114,000, the gross unrealized depreciation was $370,000 and the net unrealized appreciation on investments was $744,000.

See accompanying Notes to Financial Statements.

                                                   PORTFOLIO OF INVESTMENTS

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND VALUE+GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------
                                                                                NUMBER
COMMON STOCKS                                                                 OF SHARES    VALUE
--------------------------------------------------------------------------------------------------
BASIC INDUSTRIES--3.0%
                                            Champion International Corp.         2,000     $    87
                                         (a)FMC Corp.                            1,200          84
                                            Hanson PLC, ADR                     10,000          68
                                            Louisiana-Pacific Corp.              2,800          59
                                         (a)Millennium Chemicals Inc.              250           4
                                            ------------------------------------------------------
                                                                                               302
--------------------------------------------------------------------------------------------------
CAPITAL GOODS--5.5%
--------------------------------------------------------------------------------------------------
                                            Emerson Electric Co.                   800          77
                                            General Electric Co.                 1,000          99
                                            B.F. Goodrich Co.                    2,500         101
                                            Raytheon Co.                         1,500          72
                                         (a)U.S. Filter Corp.                    3,000          95
                                            York International Corp.             2,000         112
                                            ------------------------------------------------------
                                                                                               556
--------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--22.8%
--------------------------------------------------------------------------------------------------
                                            American Greetings Corp.             3,600         102
                                         (a)AutoZone                             4,200         116
                                            Brunswick Corp.                      4,300         103
                                            Carnival Corp.                       3,100         102
                                            Circuit City Stores                  2,300          69
                                         (a)Consolidated Stores Corp.            3,375         109
                                            Dayton Hudson Corp.                  2,200          86
                                            Deluxe Corporation                   3,000          98
                                            Dillard Department Stores            1,200          37
                                            Walt Disney Company                  1,300          91
                                         (a)Fruit of the Loom                    2,100          80
                                            Gap                                  3,200          96
                                            Heilig-Meyers                        6,300         102
                                         (a)Liberty Media Group, "A"             3,000          86
                                         (a)Lone Star Steakhouse & Saloon        4,000         107
                                         (a)MGM Grand                            1,000          35
                                            Mattel, Inc.                         2,800          78
                                         (a)Outback Steakhouse                   3,300          88
                                            J.C. Penney Co.                      1,600          78
                                            Philips N.V., ADR                    1,700          68
                                            TJX Companies, Inc.                  1,200          57
                                         (a)Tele-Communications, Inc.            7,100          93
                                         (a)Toys R Us                            2,400          72
                                            UST, Inc.                            3,400         110
                                            V.F. Corp.                           1,000          67
                                         (a)Viacom International, "B"            2,500          87
                                            Wal-Mart Stores                      2,200          50
                                            Wendy's International                3,000          61
                                            ------------------------------------------------------
                                                                                             2,328
--------------------------------------------------------------------------------------------------
CONSUMER DURABLES--4.3%
--------------------------------------------------------------------------------------------------
                                            Ford Motor Co.                       2,000          64
                                         (a)Lear Corporation                     1,800          61
                                            Leggett & Platt Incorporated         3,500         121
                                            Magna International Inc., "A"        1,800         100
                                            Singer Company N.V.                  4,100          92
                                            ------------------------------------------------------
                                                                                               438
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.2%
--------------------------------------------------------------------------------------------------
                                         (a)Imperial Tobacco Group, ADR            875          11
                                            Philip Morris Companies              1,300         146
                                            Quaker Oats Co.                      1,800          69
                                            ------------------------------------------------------
                                                                                               226
--------------------------------------------------------------------------------------------------
                                                                                NUMBER
COMMON STOCKS                                                                  OF SHARES    VALUE
--------------------------------------------------------------------------------------------------
ENERGY--5.6%
--------------------------------------------------------------------------------------------------
                                            AMOCO Corp.                          1,500     $   121
                                            Amerada Hess Corp.                   1,800         104
                                            Atlantic Richfield Co.               1,000         133
                                            Columbia Gas System                  1,800         115
                                            Union Texas Petroleum Holdings       4,500         101
                                            ------------------------------------------------------
                                                                                               574
--------------------------------------------------------------------------------------------------
FINANCE--18.1%
--------------------------------------------------------------------------------------------------
                                            ADVANTA Corp.                        1,700          73
                                            American General Corp.                 800          33
                                            Banc One Corporation                 1,700          73
                                            Bank of New York Co.                 2,600          88
                                            BankAmerica Corp.                      600          60
                                            Bankers Trust New York Corp.           600          52
                                            Barnett Banks                        1,500          62
                                            Crestar Financial Corp.                700          52
                                            Federal Home Loan Mortgage Corp.       800          88
                                            Federal National Mortgage
                                              Association                        3,600         134
                                            First Chicago NBD Corp.              2,000         108
                                            First USA                            3,100         107
                                            First Union Corp.                    1,300          96
                                            Fleet Financial Group, Inc.          1,400          70
                                            General Re Corp.                       500          79
                                            ITT Hartford Group                   1,500         101
                                            Jefferson-Pilot Corp.                1,500          85
                                            KeyCorp                              1,000          51
                                            MGIC Investment Corp.                1,200          91
                                            J.P. Morgan & Company                  400          39
                                            NationsBank                          1,000          98
                                            PNC Bank Corp., N.A.                 2,000          75
                                            Signet Banking Corp.                 2,400          74
                                            Travelers Group                      1,200          54
                                            ------------------------------------------------------
                                                                                             1,843
--------------------------------------------------------------------------------------------------
HEALTH CARE--11.3%
--------------------------------------------------------------------------------------------------
                                            Abbott Laboratories                  1,200          61
                                            Astra A.B., ADR                      2,100         103
                                            C.R. Bard                            3,000          84
                                         (a)Forest Laboratories                  2,900          95
                                         (a)Foundation Health Corp.              3,000          95
                                         (a)HealthCare COMPARE Corp.             1,200          51
                                         (a)Humana, Inc.                         5,000          96
                                            Eli Lilly & Co                         900          66
                                            Mallinckrodt Group                   2,200          97
                                            Merck & Co., Inc.                    1,000          79
                                         (a)Novartis, ADR                        1,800         102
                                         (a)St. Jude Medical                     1,600          68
                                            United Healthcare Corp.              2,100          95
                                         (a)Value Health                         3,000          58
                                            ------------------------------------------------------
                                                                                             1,150
--------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                                    NUMBER
                                                                                   OF SHARES    VALUE
------------------------------------------------------------------------------------------------------
TECHNOLOGY--19.1%
------------------------------------------------------------------------------------------------------
                                                AMP, Incorporated                    2,200     $    84
                                             (a)Applied Materials, Inc.              2,700          97
                                             (a)Atmel Corporation                    2,800          93
                                             (a)Bay Networks                         3,000          63
                                             (a)Cabletron Systems                    2,500          83
                                             (a)Cisco Systems                        1,600         102
                                             (a)Compaq Computer Corp.                1,600         119
                                             (a)DSC Communications Corp.             3,200          57
                                             (a)EMC Corp.                            3,100         103
                                             (a)Gateway 2000                         1,900         102
                                                Hewlett-Packard Co.                  1,000          50
                                                International Business Machines        200          30
                                             (a)Learning Company                     7,500         108
                                                Linear Technology Corp.              2,000          88
                                             (a)Maxim Integrated Products            2,300          99
                                             (a)Novellus Systems                     1,600          87
                                             (a)Seagate Technology                   2,400          95
                                             (a)Silicon Graphics Inc.                4,000         102
                                             (a)3Com Corporation                     1,500         110
                                             (a)TCI Satellite                          710           7
                                             (a)U.S. Robotics                        1,500         108
                                             (a)Western Digital Corp.                1,000          57
                                                Xerox Corporation                    2,000         105
                                                ------------------------------------------------------
                                                                                                 1,949
------------------------------------------------------------------------------------------------------
                                                                                    NUMBER
                                                                                   OF SHARES    VALUE
------------------------------------------------------------------------------------------------------
TRANSPORTATION--.4%
------------------------------------------------------------------------------------------------------
                                                Ryder System Inc.                    1,500     $    42

------------------------------------------------------------------------------------------------------
UTILITIES--5.5%
------------------------------------------------------------------------------------------------------
                                                AT&T                                 2,000          87
                                             (a)AirTouch Communications              3,500          88
                                                Ameritech Corp.                        800          49
                                                GTE Corp.                            1,500          68
                                             (a)Paging Network, Inc.                 6,000          91
                                                SBC Communications Inc.                600          31
                                                Southern Company                     3,000          68
                                             (a)WorldCom, Inc.                       3,000          78
                                                ------------------------------------------------------
                                                                                                   560
                                                ------------------------------------------------------
                                                TOTAL COMMON STOCKS--97.8%
                                                (COST: $9,330)                                   9,968
                                                ------------------------------------------------------
                                                CASH AND OTHER ASSETS, LESS
                                                LIABILITIES--2.2%                                  228
                                                ------------------------------------------------------
                                                NET ASSETS--100%                               $10,196
                                                ------------------------------------------------------
------------------------------------------------------------------------------------------------------

 NOTES TO VALUE+GROWTH PORTFOLIO OF INVESTMENTS

(a) Non-income producing security.

Based on the cost of investments of $9,330,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $822,000, the gross unrealized depreciation was $184,000 and the net unrealized appreciation on investments was $638,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND HORIZON 20+ PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------
                                         PRINCIPAL
                                         AMOUNT OR
                                         NUMBER OF
                                          SHARES     VALUE
-----------------------------------------------------------
U.S. TREASURY NOTES--18.7%
        (Cost: $706)
        8.00%, 1999                        $ 100     $  105
        7.75%, 1999                          100        105
        6.00%, 1999                          300        300
        5.50%, 2000                          200        195
        ---------------------------------------------------
                                                        705

-----------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------
BASIC INDUSTRIES--3.2%
        Bayer A.G.                           493shs.     20
   (a)  CRA Managed Care, Inc.               200          9
        Cementos Mexicanos, S.A.   de
        C.V., "B," ADR                     5,000         19
   (a)  FMC Corp.                            300         21
   (a)  Global Industrial Technology,
        Inc.                                 200          4
        Hanson PLC, ADR                    2,500         17
        Louisiana-Pacific Corp.              600         13
        Millennium Chemicals Inc.            107          2
   (a)  Philip Environmental                 500          7
        Toray Industries                   1,500          9
        ---------------------------------------------------
                                                        121
-----------------------------------------------------------
CAPITAL GOODS--5.1%
        Blount, Inc., "A"                    100          4
        Emerson Electric Co.                 200         19
        Foster Wheeler Corporation           700         26
        General Electric Co.                 400         40
        Honda Motor Co., Ltd.              1,100         31
        PHH Corporation                      200          9
        Quanex Corp.                         100          3
        Raytheon Co.                         100          5
   (a)  Triangle Pacific Corp.               200          5
        U.S. Filter Corp.                    700         22
        York International Corp.             500         28
        ---------------------------------------------------
                                                        192
-----------------------------------------------------------
CONSUMER CYCLICALS--16.6%
        American Greetings Corp.             700     $   20
   (a)  AutoZone                             800         22
        Brunswick Corp.                      600         14
        Carnival Corp.                       600         20
        Carrefour S.A.                        32         21
        Circuit City Stores                  500         15
   (a)  Consolidated Stores Corp.            500         16
        Dayton Hudson Corp.                  500         20
        Deluxe Corp.                         500         16
        Dillard Department Stores            600         19
        Walt Disney Company                  400         28
        Ethan Allen Interiors                200          8
   (a)  Fruit of the Loom                  1,000         38
        Gap                                  800         24
        Granada Group PLC                  1,766         26
        Heilig-Meyers                      1,500         24
   (a)  Liberty Media Group, "A"             500         14
   (a)  Lone Star Steakhouse & Saloon      1,000         27
   (a)  MGM Grand                            600         21
        Mattel, Inc.                         600         17
        Meredith Corp.                       200         11
        Nutricia Verenigde Bedryven
        N.V.                                 105         16
   (a)  Outback Steakhouse                   500         13
        Philips N.V., ADR                    500         20
        Randstad Holding N.V.                166         12
        Reed International PLC             1,286         24
        TJX Companies, Inc.                  200          9
        Talbots Inc.                         100          3
   (a)  Tele-Communications, Inc.            700          9
   (a)  Toys R Us                            800         24
        UST, Inc.                          1,000         32
        V.F. Corp.                           100          7
   (a)  Viacom International, "B"            400         14
        Wal-Mart Stores                      200          5
        Wendy's International                800         16
        ---------------------------------------------------
                                                        625
-----------------------------------------------------------
CONSUMER DURABLES--2.8%
        Ford Motor Co.                       300         10
        Leggett & Platt Incorporated         500         17
        Magna International Inc., "A"        400         22
        Matsushita Electric
        Industries Co., Ltd.               1,850         30
        Singer Company N.V.                1,200         27
        ---------------------------------------------------
                                                        106
-----------------------------------------------------------
CONSUMER STAPLES--3.5%
   (a)  Carriage Services, Inc.              200          4
        Imperial Tobacco Group, ADR          375          5
        Independent Newspapers PLC         4,860         25
   (a)  Insurance Auto Auctions              400          4
        Koninklijke Ahold N.V.               330         21
        Newell Co.                           800         25
        Philip Morris Companies              300         34
        Quaker Oats Co.                      400         15
        ---------------------------------------------------
                                                        133

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------
                                                         NUMBER OF
                                                          SHARES     VALUE
-----------------------------------------------------------------------------
ENERGY--3.6%
                       AMOCO Corp.                          300     $   24
                       Amerada Hess Corp.                   200         12
                       Atlantic Richfield Co.               200         27
                       British Petroleum                  1,753         21
                       Columbia Gas System                  300         19
                       Giant Industries                     300          4
                       KCS Energy                           100          4
                       Union Texas Petroleum Holdings     1,000         22
                       -----------------------------------------------------
                                                                       133
----------------------------------------------------------------------------
FINANCE--12.8%
                       American General Corp.               200          8
                       Banc One Corporation                 300         13
                       BankAmerica Corp.                    200         20
                       Bank of New York Co.                 500         17
                       Bankers Trust New York Corp.         200         17
                       Barnett Banks                        800         33
                       CITIC Pacific Ltd.                 4,500         26
                       Crestar Financial Corp.              200         15
                       DCB Holdings Berhad                3,000         10
                       Del Webb Corp.                       100          2
                       Executive Risk                       100          4
                       Federal Home Loan Mortgage Corp.     200         22
                       Federal National Mortgage
                         Association                        800         30
                   (a) Financial Federal Corporation        200          3
                       First Chicago NBD Corp.              400         22
                       First USA                            600         21
                       First Union Corp.                    300         22
                       Fleet Financial Group, Inc.          300         15
                       HSBC Holding PLC, ADR                800         17
                       Imperial Credit Industries           200          4
                       Internationale Nederlanden
                       Groep N.V.                           589         21
                       Kansas City Southern Industries      200          9
                       KeyCorp                              300         15
                       MGIC Investment Corp.                200         15
                       Mercer International                 300          3
                       J.P. Morgan & Company                200         20
                       NationsBank                          300         29
                       PNC Bank Corp., N.A.                 400         15
                       Roosevelt Financial Group            200          4
                       Signet Banking Corp.                 400         12
                       Texas Regional Bankshares            100          3
                       Travelers Group                      333         15
                       -----------------------------------------------------
                                                                       482
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                                        NUMBER OF
                                                         SHARES     VALUE
----------------------------------------------------------------------------
HEALTH CARE--9.4%
                       Abbott Laboratories                  200     $   10
                       Astra A.B., ADR                      500         25
                       C.R. Bard                          1,000         28
                   (a) British Bio-Technology Group       4,310         15
                   (a) Forest Laboratories                  500         16
                   (a) Foundation Health Corp.              700         22
                   (a) Fresenius Medical Care, ADS          272         22
                   (a) HealthCare COMPARE Corp.             400         17
                   (a) Humana, Inc.                       1,200         23
                       Eli Lilly & Co.                      100          7
                       Mallinckrodt Group                   200          9
                       Merck & Co., Inc.                    200         16
                   (a) Nellcor Puritan Bennett
                         Incorporated                     1,000         22
                   (a) Novartis
                       ADR                                  600         34
                       common stock                          21         24
                   (a) OccuSystems, Inc.                    100          3
                   (a) St. Jude Medical                     400         17
                   (a) Henry Schein, Inc.                   100          3
                   (a) Steris Corp.                         400         17
                   (a) Tenet Healthcare Corporation         200          4
                       United Healthcare Corp.              400         18
                       -----------------------------------------------------
                                                                       352
----------------------------------------------------------------------------
TECHNOLOGY--15.3%
                   (a) Applied Materials, Inc.            1,000         36
                   (a) Atmel Corporation                    800         27
                   (a) Bay Networks                         900         19
                   (a) Cabletron Systems                    600         20
                       Canon, Inc.                          900         20
                   (a) Cisco Systems                        300         19
                   (a) Compaq Computer Corp.                500         37
                   (a) EMC Corp.                            700         23
                       L.M. Ericsson Telephone Co.,
                       "B"                                  674         21
                   (a) Gateway 2000                         500         27
                   (a) Informix Corp.                     1,000         20
                       International Business Machines      100         15
                   (a) Learning Company                   1,700         24
                       Linear Technology Corp.              400         18
                   (a) Marshall Industries                  100          3
                   (a) Maxim Integrated Products            200          9
                       Murata Manufacturing                 200          7
                   (a) Novellus Systems                     400         22
                   (a) Quantum Corporation                  700         20
                   (a) Seagate Technology                   300         12
                   (a) Silicon Graphics Inc.                600         15
                   (a) Sterling Commerce                    800         28
                   (a) TCI Satellite                         70          1
                   (a) Teradyne                           1,000         24
                   (a) 3Com Corporation                     600         44
                   (a) U.S. Robotics                        200         14
                   (a) Western Digital Corp.                300         17
                       Xerox Corporation                    600         32
                       -----------------------------------------------------
                                                                       574
----------------------------------------------------------------------------
TRANSPORTATION--.9%
                       Canadian National Railway
                         Company                            550         21
                   (a) Knight Transportation                200          4
                       Ryder System Inc.                    300          8
                       -----------------------------------------------------
                                                                        33
----------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS


--------------------------------------------------------------------------
                                                       NUMBER OF
                                                        SHARES      VALUE
--------------------------------------------------------------------------
UTILITIES--4.4%
--------------------------------------------------------------------------
                     AT&T                                 200     $    9
                 (a) AirTouch Communications              600         15
                     Ameritech Corp.                      400         24
                 (a) Atlantic Tele-Network                100          2
                     Empresa Noacional de   Elec-
                     tricidad S.A.                        288         20
                     Iberdrola, S.A.                    1,250         18
                 (a) Paging Network, Inc.               1,000         15
                     SBC Communications Inc.              300         16
                     Verba, A.G.                          350         20
                 (a) WorldCom, Inc.                     1,000         26
                     -----------------------------------------------------
                                                                     165
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                                     PRINCIPAL
                                                        SHARES      VALUE
--------------------------------------------------------------------------
                     TOTAL COMMON STOCKS--77.6%
                     (COST: $2,669)                                2,916
                     -----------------------------------------------------
                     MONEY MARKET INSTRUMENTS--2.7%
                     Yield--5.27%
                     Due--January 1997
                     (COST: $100)                       $ 100        100
                     -----------------------------------------------------
                     TOTAL INVESTMENTS--99.0%
                     (COST: $3,475)                                3,721
                     -----------------------------------------------------
                     CASH AND OTHER ASSETS, LESS
                     LIABILITIES--1.0%                                38
                     -----------------------------------------------------
                     NET ASSETS--100%                             $3,759
--------------------------------------------------------------------------

-------------------------------------------------------------------------------
 NOTES TO HORIZON 20+ PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $3,475,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $296,000, the gross unrealized depreciation was $50,000 and the net unrealized appreciation on investments was $246,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND HORIZON 10+ PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------
                                         PRINCIPAL
                                         AMOUNT OR
                                          NUMBER
                                         OF SHARES   VALUE
-----------------------------------------------------------
U.S. TREASURY NOTES--38.9%
     (Cost: $2,224)
     6.375%, 1999                          $ 400     $  403
     6.00%, 1999                             800        800
     8.50%, 2000                             500        534
     5.50%, 2000                             500        489
     ------------------------------------------------------
                                                      2,226
-----------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------
BASIC INDUSTRIES--2.1%
     Bayer A.G.                              771shs.     31
(a)  CRA Managed Care, Inc.                  200          9
     Cementos Mexicanos, S.A. de C.V.,
       "B," ADR                            5,300         21
(a)  FMC Corp.                               300         21
(a)  Global Industrial Technology, Inc.      100          2
     Hanson PLC, ADR                       1,500         10
     Louisiana-Pacific Corp.                 600         13
     Millennium Chemicals Inc.               107          2
(a)  Philip Environmental                    700         10
     ------------------------------------------------------
                                                        119
-----------------------------------------------------------
CAPITAL GOODS--3.1%
     B.F. Goodrich Co.                       500         20
     Blount, Inc., "A"                       200          8
     Emerson Electric Co.                    300         29
     General Electric Co.                    500         49
     Honda Motor Co., Ltd.                 1,300         37
     PHH Corporation                         100          4
     Quanex Corp.                            100          3
(a)  Triangle Pacific Corp.                  300          7
     York International Corp.                400         22
     ------------------------------------------------------
                                                        179
-----------------------------------------------------------
CONSUMER CYCLICALS--16.3%
     American Greetings Corp.                800         23
(a)  AutoZone                              1,000         28
     Brunswick Corp.                       1,700         41
     Carnival Corp.                          700         23
     Carrefour S.A.                           52         34
     Circuit City Stores                     600         18
(a)  Consolidated Stores Corp.               750         24
     Dayton Hudson Corp.                     400         16
     Deluxe Corp.                          1,000         33
     Dillard Department Stores               600         18
     Walt Disney Company                     600         42
     Ethan Allen Interiors                   200          8
(a)  Fruit of the Loom                       800         30
     Gap                                   1,000         30
     Granada Group PLC                     2,096         31
     Heilig-Meyers                         1,500         24
(a)  Liberty Media Group, "A"                800         23
(a)  Lone Star Steakhouse & Saloon         1,500         40
(a)  MGM Grand                               500         17
     Mattel, Inc.                            700         19
     Meredith Corp.                          200         11
     Nutricia Verenigde Bedryven N.V.        208         32
(a)  Outback Steakhouse                      700         19
     Philips N.V., ADR                       600         24
     Randstad Holding N.V.                   275         20
     Reed International PLC                7,108        134


-----------------------------------------------------------
                                         PRINCIPAL
                                         AMOUNT OR
                                          NUMBER
                                         OF SHARES   VALUE
-----------------------------------------------------------
CONSUMER CYCLICALS--CONTINUED
     TJX Companies, Inc.                     300     $   14
     Talbots Inc.                            200          6
(a)  Tele-Communications, Inc.             1,000         13
(a)  Toys R Us                               800         24
     UST, Inc.                             1,300         42
     V.F. Corp.                              300         20
(a)  Viacom International, "B"               600         21
     Wal-Mart Stores                         600         14
     Wendy's International                 1,000         21
     ------------------------------------------------------
                                                        937
-----------------------------------------------------------
CONSUMER DURABLES--1.7%
     Ford Motor Co.                          600         19
     Leggett & Platt Incorporated            800         28
     Matsushita Electric Industries
       Co., Ltd.                           1,800         29
     Singer Company N.V.                     900         20
     ------------------------------------------------------
                                                         96
-----------------------------------------------------------
CONSUMER STAPLES--3.2%
(a)  Carriage Services, Inc.                 300          7
     Imperial Tobacco Group, ADR             375          5
     Independent Newspapers PLC            5,960         30
(a)  Insurance Auto Auctions                 400          4
     Koninklijke Ahold N.V.                  333         21
     Newell Co.                            1,000         32
     Philip Morris Companies                 400         45
     Quaker Oats Co.                       1,000         38
     ------------------------------------------------------
                                                        182
-----------------------------------------------------------
ENERGY--3.5%
     AMOCO Corp.                             300         24
     Amerada Hess Corp.                      400         23
     Atlantic Richfield Co.                  250         33
     British Petroleum                     2,635         32
     Columbia Gas System                     500         32
     Giant Industries                        300          4
     KCS Energy                              100          4
     Petro Canada                          2,000         28
     Union Texas Petroleum Holdings          900         20
     ------------------------------------------------------
                                                        200
-----------------------------------------------------------
FINANCE--10.6%
     American General Corp.                  300         12
     Banc One Corporation                    500         22
     BankAmerica Corp.                       200         20
     Bank of New York Co.                  1,100         37
     Bankers Trust New York Corp.            400         35
     Barnett Banks                           600         25
     CITIC Pacific Ltd.                    5,500         32
     Crestar Financial Corp.                 200         15
     Del Webb Corp.                          100          2
     Executive Risk                          200          7
     Federal Home Loan Mortgage Corp.        200         22
     Federal National Mortgage
       Association                         1,500         56
(a)  Financial Federal Corporation           400          7
     First Chicago NBD Corp.                 500         27
     First USA                             1,400         48

PORTFOLIO OF INVESTMENTS
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------
                                                                    NUMBER
                                                                   OF SHARES       VALUE
-----------------------------------------------------------------------------------------
FINANCE--CONTINUED
                             First Union Corp.                     300             $   22
                             Fleet Financial Group, Inc.           200                 10
                             HSBC Holdings PLC, ADR                800                 17
                             Imperial Credit Industries            400                  8
                             Internationale Netherlanden Groep
                             N.V.                                  914                 33
                             Kansas City Southern Industries       200                  9
                             KeyCorp                               200                 10
                             MGIC Investment Corp.                 200                 15
                             Mercer International                  300                  3
                             J.P. Morgan & Company                 100                 10
                             NationsBank                           400                 39
                             PNC Bank Corp., N.A.                  600                 23
                             Roosevelt Financial Group             200                  4
                             Signet Banking Corp.                  600                 18
                             Texas Regional Bankshares             100                  3
                             Travelers Group                       400                 18
                             ------------------------------------------------------------
                                                                                      609
-----------------------------------------------------------------------------------------
HEALTH CARE--5.8%

                             Abbott Laboratories                   300                 15
                             C.R. Bard                           1,100                 31
                        (a)  Forest Laboratories                   500                 16
                        (a)  Foundation Health Corp.               600                 19
                        (a)  Fresenius Medical Care, ADS           310                 25
                        (a)  Humana, Inc.                          900                 17
                             Eli Lilly & Co.                       100                  7
                             Mallinckrodt Group                    200                  9
                             Merck & Co., Inc.                     400                 32
                        (a)  Novartis
                             ADR                                   300                 17
                             common stock                           26                 29
                        (a)  OccuSystems, Inc.                     200                  5
                        (a)  St. Jude Medical                      600                 26
                        (a)  Henry Schein, Inc.                    200                  7
                        (a)  Steris Corp.                          800                 35
                        (a)  Tenet Healthcare Corporation          200                  4
                             United Healthcare Corp.               800                 36
                             ------------------------------------------------------------
                                                                                      330
-----------------------------------------------------------------------------------------



                                                                    NUMBER
                                                                   OF SHARES       VALUE
-----------------------------------------------------------------------------------------
TECHNOLOGY--8.9%


                        (a)  Applied Materials, Inc.               500             $   18
                        (a)  Atmel Corporation                     900                 30
                        (a)  Bay Networks                          300                  6
                        (a)  Cabletron Systems                     800                 27
                             Canon Inc.                            400                  9
                        (a)  Cisco Systems                         500                 32
                        (a)  Compaq Computer Corp.                 600                 45
                        (a)  DSC Communications Corp.            1,500                 27
                        (a)  EMC Corp.                             500                 17
                             L.M. Ericsson Telephone Co., "B"      751                 23
                        (a)  Gateway 2000                          400                 21
                             International Business Machines       100                 15
                        (a)  Learning Company                    2,100                 29
                             Linear Technology Corp.               600                 26
                        (a)  Marshall Industries                   200                  6
                        (a)  Maxim Integrated Products             400                 17
                        (a)  Novellus Systems                      400                 22
                        (a)  Seagate Technology                    300                 12
                        (a)  Silicon Graphics Inc.                 500                 13
                        (a)  Sterling Commerce                   1,000                 35
                        (a)  TCI Satellite                         100                  1
                        (a)  3Com Corporation                      400                 30
                        (a)  U.S. Robotics                         300                 22
                             Xerox Corporation                     500                 26
                             ------------------------------------------------------------
                                                                                      509
-----------------------------------------------------------------------------------------
TRANSPORTATION--.7%

                             Canadian National Railway Company     750                 29
                        (a)  Knight Transportation                 200                  4
                             Ryder Systems Inc.                    300                  8
                             ------------------------------------------------------------
                                                                                       41
-----------------------------------------------------------------------------------------
UTILITIES--2.9%
                        (a)  AirTouch Communications               700                 18
                             Ameritech Corp.                       400                 24
                        (a)  Atlantic Tele-Network                 200                  3
                             Empresa Noacional de Electricidad
                             S.A.                                  485                 34
                        (a)  Paging Network, Inc.                1,600                 24
                             SBC Communications Inc.               300                 16
                             Southern Company                      500                 11
                        (a)  WorldCom, Inc.                      1,500                 39
                             ------------------------------------------------------------
                                                                                      169
                             ------------------------------------------------------------
                             TOTAL COMMON STOCKS--58.8%
                             (COST: $3,054)                                         3,371
                             ------------------------------------------------------------
                             TOTAL INVESTMENTS--97.7%
                             (COST: $5,278)                                         5,597
                             ------------------------------------------------------------
                             CASH AND OTHER ASSETS, LESS
                             LIABILITIES--2.3%                                        130
                             ------------------------------------------------------------
                             NET ASSETS--100%                                      $5,727
                             ------------------------------------------------------------
-----------------------------------------------------------------------------------------

 NOTES TO HORIZON 10+ PORTFOLIO OF INVESTMENTS
(a) Non-income producing security.

Based on the cost of investments of $5,278,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $383,000, the gross unrealized depreciation was $64,000 and the net unrealized appreciation on investments was $319,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER INVESTORS FUND HORIZON 5 PORTFOLIO

PORTFOLIO OF INVESTMENTS AT DECEMBER 31, 1996
(DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------
                                                                PRINCIPAL
                                                                AMOUNT OR
                                                                 NUMBER
                                                                OF SHARES   VALUE
---------------------------------------------------------------------------------
U.S. TREASURY NOTES--56.2%
(COST: $1,426)
                              8.00%, 1999                         $100     $  105
                             6.875%, 1999                          200        204
                             6.375%, 1999                          400        404
                              8.50%, 2000                          300        320
                              5.50%, 2000                          400        391
---------------------------------------------------------------------------------
                                                                            1,424
---------------------------------------------------------------------------------
COMMON STOCKS
---------------------------------------------------------------------------------
BASIC INDUSTRIES--2.2%
                             Bayer A.G.                           246shs.     10
                        (a)  CRA Managed Care, Inc.               100          5
                             Cementos Mexicanos, S.A.
                               de C.V., "B," ADR                3,000         12
                        (a)  FMC Corp.                            100          7
                        (a)  Global Industrial Technology, Inc.   100          2
                             Hanson PLC, ADR                      500          3
                             Louisiana-Pacific Corp.              100          2
                             Millennium Chemicals Inc.            100          2
                        (a)  Philip Environmental                 200          3
                             Toray Industries                   1,500         10
                             ---------------------------------------------------
                                                                              56
--------------------------------------------------------------------------------
CAPITAL GOODS--2.2%
                             Blount, Inc., "A"                    100          4
                             Emerson Electric Co.                 100         10
                             General Electric Co.                 100         10
                             Honda Motor Co., Ltd.                600         17
                             PHH Corporation                      100          4
                             Quanex Corp.                         100          3
                        (a)  Triangle Pacific Corp.               100          2
                             York International Corp.             100          6
                             ---------------------------------------------------
                                                                              56
--------------------------------------------------------------------------------
CONSUMER CYCLICALS--7.5%
                             American Greetings Corp.             100          3
                             Brunswick Corp.                      200          5
                             Carnival Corp.                       200          7
                             Carrefour S.A.                        16         10
                             Circuit City Stores                  200          6
                        (a)  Consolidated Stores Corp.            250          8
                             Dayton Hudson Corp.                  100          4
                             Dillard Department Stores            100          3
                             Walt Disney Company                  100          7
                             Ethan Allen Interiors                100          4
                        (a)  Fruit of the Loom                    200          8
                             Granada Group PLC                    666         10
                             Heilig-Meyers                        200          3
                        (a)  Liberty Media Group, "A"             100          3
                        (a)  Lone Star Steakhouse & Saloon        200          5
                             Mattel, Inc.                         200          6
                             Meredith Corp.                       100          5
                        (a)  Outback Steakhouse                   200          5
                             Philips N.V., ADR                    100          4
                             Randstad Holding N.V.                 99          7
                             Reed International PLC             1,286         24
                             TJX Companies, Inc.                  100          5
                             Talbots Inc.                         100          3
                        (a)  Tele-Communications, Inc.            200          3
                        (a)  Toys R Us                            200          6
                             UST, Inc.                            400         13
                             V.F. Corp.                           100          7

--------------------------------------------------------------------------------
                                                        NUMBER
                                                       OF SHARES   VALUE
--------------------------------------------------------------------------------
CONSUMER CYCLICALS--CONTINUED
                        (a)  Viacom International, "B"            200     $    7
                             Wal-Mart Stores                      100          2
                             Wendy's International                300          6
                             ---------------------------------------------------
                                                                             189
--------------------------------------------------------------------------------
CONSUMER DURABLES--1.6%
                             Ford Motor Co.                       100          3
                             Leggett & Platt Incorporated         200          7
                             Magna International Inc., "A"        100          6
                             Matsushita Electric Industries
                             Co., Ltd.                          1,350         22
                             Singer Company N.V.                  200          4
                              --------------------------------------------------
                                                                              42
--------------------------------------------------------------------------------
CONSUMER STAPLES--2.0%
                        (a)  Carriage Services, Inc.              100          2
                             Imperial Tobacco Group, ADR          125          2
                             Independent Newspapers PLC         1,285          7
                        (a)  Insurance Auto Auctions              300          3
                             Koninklijke Ahold N.V.               165         10
                             Philip Morris Companies              200         23
                             Quaker Oats Co.                      100          4
                              --------------------------------------------------
                                                                              51
--------------------------------------------------------------------------------
ENERGY--1.8%
                             Amerada Hess Corp.                   100          6
                              Atlantic Richfield Co.               100         13
                              British Petroleum                    925         11
                              Columbia Gas System                  100          6
                              Giant Industries                     200          3
                              KCS Energy                           100          4
                              Union Texas Petroleum Holdings       100          2
                               --------------------------------------------------
                                                                               45
---------------------------------------------------------------------------------
FINANCE--8.5%
                              American General Corp.               100          4
                              Banc One Corporation                 100          4
                              BankAmerica Corp.                    100         10
                              Bankers Trust New York Corp.         100          9
                              Barnett Banks                        200          8
                              CITIC Pacific Ltd.                 3,000         17
                              Crestar Financial Corp.              100          7
                              DCB Holdings Berhad                3,000         10
                              Del Webb Corp.                       100          2
                              Executive Risk                       100          4
                              Federal Home Loan Mortgage Corp.     100         11
                              Federal National Mortgage
                                Association                        300         11
                         (a)  Financial Federal Corporation        200          3
                              First Chicago NBD Corp.              200         11
                              First USA                            200          7
                              First Union Corp.                    100          7
                         (a)  HSBC Holding PLC, ADR                400          9
                              Imperial Credit Industries           200          4
                              Internationale Netherlanden
                              Groep N.V.                           441         16
                              Kansas City Southern Industries      100          5
                              KeyCorp                              200         10
                              MGIC Investment Corp.                100          8
                              Mercer International                 200          2
                              NationsBank                          100         10
                              PNC Bank Corp., N.A.                 200          8
                              Roosevelt Financial Group            100          2

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                          NUMBER
                                         OF SHARES   VALUE
----------------------------------------------------------------
FINANCE--CONTINUED
----------------------------------------------------------------
        Signet Banking Corp.                 200     $    6
        Texas Regional Bankshares            100          3
        Travelers Group                      133          6
        --------------------------------------------------------
                                                        214
----------------------------------------------------------------
HEALTH CARE--3.8%
----------------------------------------------------------------
        Abbott Laboratories                  100          5
        Astra A.B., ADR                      100          5
     (a)British Bio-Technology Group       2,870         10
     (a)Foundation Health Corp.              200          6
     (a)Fresenius Medical Care, ADS           88          7
     (a)Humana, Inc.                         300          6
        Eli Lilly & Co.                      100          7
        Mallinckrodt Group                   100          4
        Merck & Co., Inc.                    100          8
     (a)Novartis
        ADR                                  100          6
        common stock                           9         10
     (a)OccuSystems, Inc.                    100          3
     (a)Henry Schein, Inc.                   100          3
     (a)Steris Corp.                         200          9
     (a)Tenet Healthcare Corporation         100          2
        United Healthcare Corp.              100          5
        --------------------------------------------------------
                                                         96
----------------------------------------------------------------
TECHNOLOGY--6.4%
----------------------------------------------------------------
     (a)Applied Materials, Inc.              200          7
     (a)Atmel Corporation                    200          7
     (a)Bay Networks                         200          4
        Canon Inc.                           700         15
     (a)Cisco Systems                        100          6
     (a)Compaq Computer Corp.                200         15
     (a)DSC Communications Corp.             300          5
     (a)EMC Corp.                            300         10
        L.M. Ericsson Telephone Co. "B"      337         10
     (a)Gateway 2000                         100          5
        International Business Machines      100         15
     (a)Learning Company                     300          4
        Linear Technology Corp.              200          9
     (a)Marshall Industries                  100          3
     (a)Maxim Integrated Products            100          4


----------------------------------------------------------------
                                         NUMBER OF
                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT     VALUE
----------------------------------------------------------------
TECHNOLOGY--CONTINUED
----------------------------------------------------------------
        Murata Manufacturing                 200     $    7
     (a)Novellus Systems                     100          5
     (a)Seagate Technology                   200          8
     (a)Silicon Graphics Inc.                200          5
     (a)3Com Corporation                     100          7
        Xerox Corporation                    200         11
        --------------------------------------------------------
                                                        162
----------------------------------------------------------------
TRANSPORTATION--.2%
----------------------------------------------------------------
     (a)Knight Transportation                100          2
        Ryder Systems Inc.                   150          4
        --------------------------------------------------------
                                                          6
----------------------------------------------------------------
UTILITIES--2.5%
----------------------------------------------------------------
        AT&T                                 100          4
     (a)AirTouch Communications              200          5
        Ameritech Corp                       100          6
     (a)Atlantic Tele-Network                100          2
        Empresa Noacional de
        Electricidad S.A.                    158         11
        Iberdrola, S.A.                      850         12
     (a)Paging Network, Inc.                 200          3
        SBC Communications Inc.              100          5
        Verba, A.G.                          175         10
     (a)WorldCom, Inc.                       200          5
        --------------------------------------------------------
                                                         63
        --------------------------------------------------------
        TOTAL COMMON STOCKS--38.7%
        (COST: $884)                                    980
        --------------------------------------------------------
        MONEY MARKET INSTRUMENTS--3.9%
        Yield--5.27%
        Due--January 1997
        (COST: $100)                       $ 100        100
        --------------------------------------------------------
        TOTAL INVESTMENTS--98.8%
        (COST: $2,410)                                2,504
        --------------------------------------------------------
        CASH AND OTHER ASSETS, LESS
        LIABILITIES--1.2%                                30
        --------------------------------------------------------
        NET ASSETS--100%                             $2,534
        --------------------------------------------------------

-------------------------------------------------------------------------------
NOTES TO HORIZON 5 PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $2,410,000 for federal income tax purposes at December 31, 1996, the gross unrealized appreciation was $117,000, the gross unrealized depreciation was $23,000 and the net unrealized appreciation on investments was $94,000.

See accompanying Notes to Financial Statements.

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements:


        (i)   Financial Statements included in Part A of the Registration
              Statement:
              Money Market, Total Return, High Yield, Growth (formerly
              Equity), Government Securities, International, Small Cap
              Growth (formerly Small Capitalization Equity) Investment
              Grade Bond, Value, Small Cap Value, Value+Growth, Horizon
              20+, Horizon 10+ and Horizon 5 Portfolios -- Financial
              Highlights
              Blue Chip and Global Income Portfolios -- None

        (ii)  Financial Statements included in Part B of the Registration
              Statement:
              Money Market, Total Return, High Yield, Growth (formerly
              Equity), Government Securities, International, Small Cap
              Growth (formerly Small Capitalization Equity) Investment
              Grade Bond, Value, Small Cap Value, Value+Growth, Horizon
              20+, Horizon 10+ and Horizon 5 Portfolios
              Report of Independent Auditors (February 14, 1997)
              Statement of Assets and Liabilities--December 31, 1996
              Statement of Operations for the year ended December 31, 1996
              (except for the Investment Grade Bond, Value, Small Cap
                Value, Value+Growth, Horizon 20+, Horizon 10+ and Horizon
                5 Portfolios, which is for the period May 1, 1996 through December 31, 1996)
              Statement of Changes in Net Assets for each of the two years in the period ended December 31, 1996 (except for the
                Investment Grade Bond, Value, Small Cap Value,
                Value+Growth, Horizon 20+, Horizon 10+ and Horizon 5
                Portfolios, which is for the period May 1, 1996 through December 31, 1996)
              Notes to Financial Statements
              Portfolio of Investments--December 31, 1996
              Blue Chip and Global Income Portfolios
              Report of Independent Auditors (April 22, 1997)
              Statement of Net Assets (April 22, 1997)


     Schedules I (for the Blue Chip and Global Income Portfolios), II, III, IV and V have been omitted as the required information is not present.


     Schedule I has been omitted for the Money Market, Total Return, High Yield, Growth, Government Securities, International, Small Cap Growth, Investment Grade Bond, Value, Small Cap Value, Value+Growth, Horizon 20+, Horizon 10+ and Horizon 5 Portfolios as the required information is presented in the Portfolio of Investments at December 31, 1996.


     (b) Exhibits:

         99.b1.(a)     Agreement and Declaration of Trust.(1)
         99.b1.(b)     Written Instrument Amending the Agreement and Declaration of
                       Trust.(1)
         99.b1.(c)     Written Instrument Amending the Agreement and Declaration of
                       Trust.(1)
         99.b1.(d)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Establish and Designate Seven Additional Series.(2)
         99.b1.(e)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Change the Name of Two Existing Series.(2)
         99.b1.(f)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Change the Name of One Existing Series.(3)


         99.b1.(g)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Establish and Designate Four Additional Series.
         99.b2.        By-laws.(1)
         99.b3.        Not Applicable.
         99.b4.        Text of Share certificate.(1)
         99.b5.(a)     Investment Management Agreement (Money Market, Total Return,
                       High Yield, Growth, Government Securities, International and
                       Small Cap Growth Portfolios.)(2)
         99.b5.(b)     Notification of Additional Portfolios (Investment Grade
                       Bond, Value+Growth
                       Horizon 20+, Horizon 10+ and Horizon 5 Portfolios).(3)
         99.b5.(c)     Investment Management Agreement (Value and Small Cap Value
                       Portfolios).(3)
         99.b5.(d)     Sub-Advisory Agreement (Value+Growth, Horizon 20+, Horizon
                       10+ and Horizon 5 Portfolios).(3)
         99.b5.(e)     Notification of Additional Portfolios (Blue Chip and Global
                       Income Portfolios).
         99.b5.(f)     Sub-Advisory Agreement (Total Return, High Yield, Growth,
                       Small Cap Growth, Investment Grade Bond, Value+Growth and
                       Horizon Portfolios).
         99.b5.(g)     Notification of Additional Portfolio (Blue Chip Portfolio).
         99.b5.(h)     Sub-Advisory Agreement (International Portfolio).
         99.b5.(i)     Notification of Additional Portfolio (Global Income
                       Portfolio).
         99.b6.        Underwriting Agreement.(2)
         99.b7.        Not Applicable.
         99.b8.(a)     Custody Agreement.(1)
         99.b8.(b)     Foreign Custodian Agreement.(1)
         99.b9.        Agency Agreement.(1)
         99.b10.(a)    Legal Opinion and Consent of Vedder, Price, Kaufman &
                       Kammholz.
         99.b10.(b)    Legal Opinion and Consent of Ropes & Gray.
         99.b11.       Consent and Reports of Ernst & Young LLP.
         99.b12.       Not Applicable.
         99.b13.       Subscription Agreement (Blue Chip and Global Income
                       Portfolios).
         99.b14.       Not Applicable.
         99.b15.       Not Applicable.
         99.b17.       Not Applicable.
         99.b18.       Not Applicable.
         99.b24.       Powers of Attorney.(4)
         27.1          Financial Data Schedules.

---------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on April 27, 1995.
(2) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on February 14, 1996.
(3) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on April 25, 1996.

(4) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on February 14, 1996, except for the Power of Attorney of Dominque P. Morax, which is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on April 25, 1996.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Shares of the Registrant will be offered and sold to Kemper Investors Life Insurance Company ("KILICO"), a stock insurance company organized under the laws of Illinois, and its separate investment accounts, "KILICO Variable Separate Account" and "KILICO Variable Annuity Separate Account". Shares of the Registrant will also be offered and sold to Allmerica Financial Life Insurance and Annuity Company ("Allmerica"), a life insurance company organized under the laws of Delaware, and to its separate investment accounts, "Separate Account KGC" and "Separate Account KG". Shares of the Registrant will also be offered and sold to Federal Kemper Life Insurance Company ("FKLA"), an Illinois insurance company, and to its separate investment account, "FKLA Variable Separate Account." The purchasers of insurance contracts and annuity contracts issued in connection with such accounts will have the right to instruct KILICO, Allmerica or FKLA, as the case may be, with respect to the voting of the Registrant's shares held by the Separate Accounts. Subject to such voting instruction rights, KILICO and its Separate Accounts control 96% of the Registrant, Allmerica and its Separate Accounts control 4% of the Registrant and FKLA and its separate account control 0% of the Registrant as of March 24, 1997. KILICO is a wholly-owned subsidiary of Zurich Kemper Life Insurance Companies, Inc.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     As of April 30, 1997, there were four holders of record of shares of the Money Market, Total Return, High Yield, Growth, Government Securities, International and Small Cap Growth, Investment Grade Bond, Value, Small Cap Value, Value+Growth, Horizon 20+, Horizon 10+ and Horizon 5 Portfolios. As of April 30, 1997, there was one holder of record of shares of the Blue Chip and Global Income Portfolios.

ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28(a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment advisers is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter" and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter".

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Zurich Money Funds
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund
Zurich Yieldwise Money Fund
Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Adviser


TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Zurich Kemper Service Company
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, President, Kemper International Management, Inc.
     Trustee and President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper
     Investments, Inc.
     Director, President, Zurich Kemper Service Company
     Director, Zurich Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds

MORAX, DOMINQUE P.
     Director, Zurich Kemper Investments, Inc.
     Senior Vice President, Member Extended Corporate Executive Board, Zurich Insurance Company
     Trustee, Kemper Funds
     Executive Committee, ZKI Holding Corporation

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Distributors, Inc. Executive Vice President, Zurich Kemper Service Company

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan
     Executive Vice President, Zurich Kemper Service Company

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Chief Investment Officer - Fixed Income, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

COXON, JAMES H.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Vice President, Galaxy Offshore, Inc.

     Managing Director, Zurich Investment Management, Inc.

DUDASIK, PATRICK H.
     Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer,
     Dreman Value Advisors, Inc.
     Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

FROEHLICH, PH.D, ROBERT J.
     Executive Vice President, Chief Investment Strategist Zurich Kemper Investments, Inc.

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Zurich Kemper Distributors, Inc.
     Director, President, ZKI Agency, Inc.

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Zurich Kemper Service Company
     Secretary, Zurich Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation
     Secretary, Zurich Investment Management, Inc.
     Secretary, Dreman Value Advisors, Inc.

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Kemper Service Company

WEISS, ROBERT D.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Senior Managing Director, Zurich Investment Management, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.

KEITH, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Managing Director, Zurich Investment Management, Inc.

KLEIN, MARTIN
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

KOCHER, GARY
     Senior Vice President, Zurich Kemper Investments, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund

     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Kemper Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

SWANSON, DAVID
     Senior Vice President, Zurich Kemper Investments, Inc.

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Zurich Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HALE, DAVID D.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KEELEY, MICHELLE M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

LASKA, ROBERTA E.
     First Vice President, Zurich Kemper Investments, Inc.

LAUGHLIN, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

McGOVERN, KAREN
     First Vice President, Zurich Kemper Investments, Inc.

MICHAEL, DIANNE
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WILLSON, STEPHEN R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ADAMS, DONALD
     Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BARSANTI, WILLIAM
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BODEM, RICHARD A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

BURSHTAN, DAVID H.
     Vice President, Zurich Kemper Investments, Inc.

CARNEY, ANNE T.
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Managing Director, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

CECOLA, MARY
     Vice President, Zurich Kemper Investments, Inc.

COULTER, STEVAN F.
     Vice President, Zurich Kemper Investments, Inc.

CRAWSHAW, SUSAN
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Zurich Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOBS, MICHAEL G.
     Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LeFEBVRE, THOMAS J.
     Vice President, Zurich Kemper Investments, Inc.

MARKLEY, DAVID
     Vice President, Zurich Kemper Investments, Inc.

MATZA, LINDA
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS M.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROKOSZ, PAUL A.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELLE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SHULTZ, KAREN D.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

TRUNSKY, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

VANDEMERKT, RICHARD J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Zurich Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

Item 28(b)(ii) Business and Other Connections of Officers and Directors of Zurich Investment Management Limited, the Investment Sub-Advisor

JOHNS, GORDON K.
  Director, Managing Director, Zurich Investment Management Limited Director, Thames Heritage Parade Limited

NEAL, JOHN E.
  Director, Zurich Investment Management Limited
  President, Kemper Funds Group, a unit of Zurich Kemper
  Investments, Inc.
  Director, Zurich Kemper Investments, Inc.
  Director, President, Zurich Kemper Service Company
  Director, Zurich Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, ZKI Agency, Inc.
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, RespiteCare
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper Funds

TIMBERS, STEPHEN B.
  Director, Zurich Investment Management Limited
  Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, Zurich Kemper Distributors, Inc.
  Director, Zurich Investment Management, Inc.
  Director, Chairman, Zurich Kemper Service Company
  Director, President, Kemper International Management, Inc.
  Trustee and President, Kemper Funds
  Director, The LTV Corporation
  Governor, Investment Company Institute
  Director, ZKI Agency, Inc.

FERRO, DENNIS H.
  Director, Managing Director-Equities, Zurich Investment
  Management Limited

DUDASIK, PATRICK H.
  Director and Treasurer, Zurich Investment Management Limited
  Executive Vice President & Chief Financial Officer, Zurich Kemper Investments, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer,
  Dreman Value Advisors, Inc.
  Vice President and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

THOUIN-LEERKAMP, EDITH A.
  Director-European Equities, Zurich Investment Management Limited Senior Vice President, Zurich Kemper Investments, Inc.

HAAS, RICHARD D.W.
  Director, Finance Director, Compliance Officer and Joint
  Secretary, Zurich Investment Management Limited

PRIDEAUX, TERENCE C.
  Director, Zurich Investment Management Limited

KOMAROMY, LESLIE J.S.
  Director, Zurich Investment Management Limited

WALLIS, STEPHEN P.
  Director, Zurich Investment Management Limited

MASON, ANDREW
  Director-Asian Equities, Zurich Investment Management Limited

SHANKAR, RAVI
  Director-Fixed Income Strategy, Zurich Investment Management
Limited

SLENDEBROEK, MARC J.
  Associate Director, Zurich Investment Management Limited

GRAHAM, ANDREW
  Associate Director, Zurich Investment Management Limited

BOORMAN, JONATHAN J.
  Associate Director, Zurich Investment Management Limited

Item 28(b) Business and Other Connections of Officers and Directors of Dreman (iii) Value Advisors, Inc., the Investment Advisor


DREMAN, DAVID N.
        Director, Chairman of the Board, Dreman Value Advisors, Inc.

NEAL, JOHN E.
        Director, Dreman Value Advisors, Inc.
        Director, Zurich Kemper Investments, Inc.
        President, Kemper Funds Group, a unit of Zurich Kemper
        Investments, Inc.
        Director, President, Zurich Kemper Service Company
        Director, Zurich Kemper Distributors, Inc.
        Director, Zurich Investment Management, Inc.
        Director, ZKI Agency, Inc.
        Director, Community Investment Corporation
        Director, Continental Community Development Corporation
        Director, K-P Greenway, Inc.
        Director, K-P Plaza Dallas, Inc.
        Director, Kemper/Prime Acquisition Fund, Inc.
        Director, RespiteCare
        Director, Urban Shopping Centers, Inc.
        Vice President, Kemper Funds

TIMBERS, STEPHEN B.
        Director, Dreman Value Advisors, Inc.
        Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
        Director, Zurich Kemper Distributors, Inc.
        Director, Zurich Investment Management, Inc.
        Director, Chairman, Zurich Kemper Service Company
        Director, President, Kemper International Management, Inc. Director, ZKI Agency, Inc.
        Trustee and President, Kemper Funds
        Director, The LTV Corporation
        Governor, Investment Company Institute

NEEL, JAMES R.
   Director, President and Chief Executive Officer, Dreman Value Advisors, Inc. Vice President, Kemper-Dreman Fund, Inc.

BERTELSEN, CHRISTIAN C.
   Senior Managing Director and Chief Investment Officer,
   Dreman Value Advisors, Inc.
   Vice President, Kemper-Dreman Fund, Inc.

DUDASIK, PATRICK H.
   Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
   Executive Vice President and Chief Financial Officer, Zurich Kemper Investments, Inc.
   Chief Financial Officer and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Zurich Kemper Service Company Treasurer, ZKI Agency, Inc.

COUGHLIN, WILLIAM F.
   Managing Director, Dreman Value Advisors, Inc.

SASSI, THOMAS
  Senior Managing Director, Dreman Value Advisors, Inc.

SHIPMAN, STEPHEN E.
  Managing Director, Dreman Value Advisors, Inc.

STOKES, STEPHEN T.
  Managing Director, Dreman Value Advisors, Inc.

EPSTEIN, HARRY
  Vice President, Operations, Dreman Value Advisors, Inc.

KAY, JONATHAN S.
  Managing Director, Dreman Value Advisors, Inc.

McRAE, SUSAN A.
  Vice President, Dreman Value Advisors, Inc.

MORRISSEY, JOSYANE
  Vice President, Dreman Value Advisors, Inc.

RIDER, JOSEPH K.
  Vice President, Dreman Value Advisors, Inc.

COLLORA, PHILIP J.
   Assistant Secretary, Dreman Value Advisors, Inc.
   Senior Vice President and Assistant Secretary,
   Zurich Kemper Investments, Inc.
   Vice President and Secretary, Kemper Funds
   Assistant Secretary, Kemper International Management, Inc.
   Assistant Secretary, Zurich Investment Management, Inc.

HECHT, MARC L.
   Assistant Secretary, Dreman Value Advisors, Inc.
   Vice President, Zurich Kemper Investments, Inc.
   Assistant Secretary, Zurich Kemper Distributors, Inc.
   Assistant Secretary, ZKI Holding Corporation
   Assistant Secretary, ZKI Agency, Inc.
   Assistant Secretary, Zurich Investment Management, Inc.

MANZONI, JR., CHARLES R.
   Secretary, Dreman Value Advisors, Inc.
   Executive Vice Pres., Sec'y & General Counsel, Zurich Kemper
   Investments, Inc.
   Vice President, Kemper Funds
   Secretary, ZKI Agency, Inc.
   Secretary, Zurich Kemper Service Company
   Secretary, Zurich Kemper Distributors, Inc.
   Secretary, ZKI Holding Corporation
   Secretary, Zurich Investment Management, Inc.

ITEM 29. PRINCIPAL UNDERWRITERS

         (a) Zurich Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds, Kemper Investors Fund, Kemper International Bond Fund and Kemper-Dreman Fund, Inc.

         (b) Information on the officers and directors of Zurich Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                      POSITIONS AND
                              POSITIONS AND OFFICES                   OFFICES WITH
         NAME                   WITH UNDERWRITER                       REGISTRANT
         ----                    ----------------                      ----------
James L. Greenawalt         Director, President                            None
William E. Chapman, II      Director, Executive Vice President             None
John E. Neal                Director                                   Vice President
Stephen B. Timbers          Director                                  President/Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                    None
Linda A. Bercher            Senior Vice President                          None
Thomas V. Bruns             Senior Vice President                          None
Terry Cunningham            Senior Vice President                          None
John H. Robison, Jr.        Senior Vice President                          None
Henry J. Schulthesz         Senior Vice President                          None
Philip D. Hausken           Vice President                                 None
Carlene D. Merold           Vice President                                 None
Elizabeth C. Werth          Vice President                          Assistant Secretary
Charles R. Manzoni, Jr.     Secretary                                  Vice President
Marc L. Hecht               Assistant Secretary                            None
Diane E. Ratekin            Assistant Secretary                            None

         (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All such accounts, books and other documents are maintained at the offices of the Registrant, at the offices of the Registrant's investment managers, Zurich Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 and Dreman Value Advisors, Inc. (also the Registrant's sub-adviser), 280 Park Avenue, 40th Floor, New York, New York 10017, at the offices of Registrant's principal underwriter, Zurich Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60603, at the offices of the custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105 or at the offices of the custodian The Chase Manhattan Bank, Chase MetroTech Center, Brooklyn, New York 11245.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) The Registrant undertakes to file a Post-Effective Amendment using financial statements of the Blue Chip and Global Income Portfolios of the Registrant, which need not be certified, within four to six months from the effective date of the Registration Statement.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 24th day of April, 1997.

                                          KEMPER INVESTORS FUND

                                          By /s/ STEPHEN B. TIMBERS

                                            ------------------------------------
                                               Stephen B. Timbers, President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on April 24, 1997 on behalf of the following persons in the capacities indicated.


                      SIGNATURE                                              TITLE
                      ---------                                              -----

               /s/ STEPHEN B. TIMBERS                    President (Principal
-----------------------------------------------------    Executive Officer)
                 Stephen B. Timbers                      and Trustee

                 /s/ JAMES E. AKINS*                     Trustee
-----------------------------------------------------

              /s/ ARTHUR R. GOTTSCHALK*                  Trustee
-----------------------------------------------------

              /s/ FREDERICK T. KELSEY*                   Trustee
-----------------------------------------------------

               /s/ DOMINIQUE P. MORAX*                   Trustee
-----------------------------------------------------

                /s/ FRED B. RENWICK*                     Trustee
-----------------------------------------------------

                /s/ JOHN B. TINGLEFF*                    Trustee
-----------------------------------------------------

                /s/ JOHN G. WEITHERS*                    Trustee
-----------------------------------------------------

                 /s/ JEROME L. DUFFY                     Treasurer (Principal
-----------------------------------------------------    Financial and
                   Jerome L. Duffy                       Accounting Officer)

* Philip J. Collora signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 15 to the Registration Statement filed on February 14, 1996 (except for the power of attorney signed by Dominique P. Morax, which was filed with Post-Effective Amendment No. 16 to the Registration Statement filed on April 25, 1996).

                                                 /s/ PHILIP J. COLLORA

                                          --------------------------------------
                                                    Philip J. Collora

                               INDEX TO EXHIBITS

     (b) Exhibits:


         EXHIBIT
          NUMBER                                  TITLE
         -------                                  -----
         99.b1.(a)     Agreement and Declaration of Trust.(1)
         99.b1.(b)     Written Instrument Amending the Agreement and Declaration of
                       Trust.(1)
         99.b1.(c)     Written Instrument Amending the Agreement and Declaration of
                       Trust.(1)
         99.b1.(d)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Establish and Designate Seven Additional Series.(2)
         99.b1.(e)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Change the Name of Two Existing Series.(2)
         99.b1.(f)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Change the Name of One Existing Series.(3)
         99.b1.(g)     Written Instrument Amending the Agreement and Declaration of
                       Trust to Establish and Designate Four Additional Series.
         99.b2.        By-laws.(1)
         99.b3.        Not Applicable.
         99.b4.        Text of Share certificate.(1)
         99.b5.(a)     Investment Management Agreement (Money Market, Total Return,
                       High Yield, Growth, Government Securities, International and
                       Small Cap Growth Portfolios.)(2)
         99.b5.(b)     Notification of Additional Portfolios (Investment Grade
                       Bond, Value+Growth
                       Horizon 20+, Horizon 10+ and Horizon 5 Portfolios).(3)
         99.b5.(c)     Investment Management Agreement (Value and Small Cap Value
                       Portfolios).(3)
         99.b5.(d)     Sub-Advisory Agreement (Value+Growth, Horizon 20+, Horizon
                       10+ and Horizon 5 Portfolios).(3)
         99.b5.(e)     Notification of Additional Portfolios (Blue Chip and Global
                       Income Portfolios).
         99.b5.(f)     Sub-Advisory Agreement (Total Return, High Yield, Growth,
                       Small Cap Growth, Investment Grade Bond, Value+Growth and
                       Horizon Portfolios).
         99.b5.(g)     Notification of Additional Portfolio (Blue Chip Portfolio).
         99.b5.(h)     Sub-Advisory Agreement (International Portfolio).
         99.b5.(i)     Notification of Additional Portfolio (Global Income
                       Portfolio).
         99.b6.        Underwriting Agreement.(2)
         99.b7.        Not Applicable.
         99.b8.(a)     Custody Agreement.(1)
         99.b8.(b)     Foreign Custodian Agreement.(1)
         99.b9.        Agency Agreement.(1)
         99.b10.(a)    Legal Opinion and Consent of Vedder, Price, Kaufman &
                       Kammholz.
         99.b10.(b)    Legal Opinion and Consent of Ropes & Gray.
         99.b11.       Consent and Reports of Ernst & Young LLP.
         99.b12.       Not Applicable.

99.b13.     Subscription Agreement (Blue Chip and Global Income Portfolios).
99.b14.     Not Applicable.
99.b15.     Not Applicable.
99.b17.     Not Applicable.
99.b18.     Not Applicable.
99.b24.     Powers of Attorney.(4)
27.1        Financial Data Schedules.


---------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on April 27, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on February 14, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on April 25, 1996.


(4) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on February 14, 1996, except for the Power of Attorney of Dominque P. Morax, which is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on April 25, 1996.